As filed with the Securities and Exchange Commission on April 30, 2024
1933 Act Registration No. 2-90201
1940 Act Registration No. 811-03996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 63	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 203	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

320 Park Avenue New York, New York 10022-6839
(Address of Depositor’s Principal Executive Office) (Zip Code)
Depositor’s Telephone Number, including Area Code: (212) 224-1600
Amy Latkin Vice President and Senior Counsel
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2024 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2024 pursuant to paragraph (a)(1) of Rule 485.
Title of Securities Being Registered:
Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITY AND
FLEXIBLE PREMIUM ANNUITY CONTRACTS
VARIABLE ACCUMULATION ANNUITY CONTRACTS
(IRA AND FPA CONTRACTS)

Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue, New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

We offer Individual Retirement Annuity Contracts (“IRA Contracts”), including Traditional IRA, Roth IRA, Inherited IRA (subject to state insurance department approval), Savings Incentive Match Plan for Employees (SIMPLE) IRA and Simplified Employee Pension (SEP) IRA Contracts. We also offer Individual Flexible Premium Deferred Annuity Contracts ("FPA Contracts").
You, as a Contractholder, or as a person to whom we have issued an IRA Contract, or as a person or entity to which we have issued an FPA Contract, may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA Contracts, the amount of your Contributions and those of your employer are limited by federal tax laws. A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date.
You may allocate your Account Value to the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The Subaccounts of the Separate Account invest in similarly named funds or portfolios of mutual funds, which are set forth and described in Appendix A to this Prospectus.
Before you invest, you should review this Prospectus, which contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at https://dfinview.com/mutualofamerica/tadf/IRA/AP and at https://dfinview.com/mutualofamerica/tadf/FPA/AP. You can also get this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within ten days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated: May 1, 2024

Definitions We Use in this Prospectus
Account Value—The value of a Contractholder’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Contractholder, during the Accumulation Period. Depending on its use in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.
Accumulation Period—For a Contractholder, the period under a Contract when Contributions are made or held for the Contractholder. The Accumulation Period ends at the Annuity Commencement Date, or the date the Contractholder withdraws the Account Value in full before the Annuity Commencement Date.
Accumulation Unit—A measure we use to calculate the value of a Contractholder’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.
Allocation Funds—The MoA Conservative Allocation Fund, MoA Moderate Allocation Fund and MoA Aggressive Allocation Fund.
Annuitant—The individual named in the application for a Contract. Under a death benefit in the form of an annuity, the Beneficiary will be the annuitant/payee. We use the life expectancy of the Annuitant(s), or of the annuitant/payee, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.
Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. A Contractholder, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments.
Annuity Payments—A series of equal monthly payments from us. The amount of the Annuity Payments will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant’s joint Annuitant, or for such other specified period as we may permit.
Beneficiary(ies)—The person(s) named by a Contractholder to receive: (1) the death benefit under the Contract if during the Accumulation Period the Contractholder dies (or if the Contractholder is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments if the Annuitant dies and the joint Annuitant, if any, dies.
Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.
Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.
Contract(s)—One (or more) of the individual (IRA and FPA) variable accumulation annuity contracts described in this Prospectus.
Contractholder—The individual to whom we have issued an IRA or FPA Contract, or the entity to which we have issued an FPA Contract to fund a deferred compensation plan.
Contributions— Amounts contributed from time to time under a Contract during the Accumulation Period.
eDocuments—A feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses (including summary prospectuses), and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Contractholders enroll by consenting to receive through eDocuments all
3

of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.
General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. Amounts allocated under the Contracts to the General Account earn interest at a fixed rate that we change from time to time. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.
Inherited IRA—An IRA Contract that is funded with the death benefit proceeds of an IRA Contract or another qualified retirement plan by the beneficiary of such IRA or plan.
Investment Alternatives—Our General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives.
Joint Annuitant—An additional person (usually the Spouse) whose life expectancy is taken into account for a life annuity and who will receive Annuity Payments upon the death of the Annuitant in accordance with the form of annuity selected. A joint annuitant may be designated by the owner at any time before the Annuity Commencement Date.
MoA Clear Passage Funds—The MoA Clear Passage 2015 Fund, MoA Clear Passage 2020 Fund, MoA Clear Passage 2025 Fund, MoA Clear Passage 2030 Fund, MoA Clear Passage 2035 Fund, MoA Clear Passage 2040 Fund, MoA Clear Passage 2045 Fund, MoA Clear Passage 2050 Fund, MoA Clear Passage 2055 Fund, MoA Clear Passage 2060 Fund, and MoA Clear Passage 2065 Fund.
Roth IRA—An IRA Contract designated as a Roth IRA, in accordance with Code Section 408A.
Separate Account—Mutual of America Separate Account No. 2, a separate account we established to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.
SEP IRA—An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.
SIMPLE IRA—An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.
Spouse—Unless otherwise specified, the person to whom a Contractholder or Annuitant is legally married in a marriage recognized under federal law.
Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.
Traditional IRA—An IRA Contract other than a Roth IRA, Inherited IRA, SEP IRA or SIMPLE IRA Contract.
Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.
Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.
Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.
We, us, our, Company or Mutual of America—Refers to Mutual of America Life Insurance Company.
You, or your—Refers to a Contractholder.
4

Important Information You Should Consider About the
IRA Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.21%[1]	1.22%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,380	HIGHEST ANNUAL COST ESTIMATE: $2,259
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

5

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account ), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Investments
Your ability to allocate Contributions among the Investment
Alternatives Separate Account is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan
permits transfers to other contracts, you may transfer your
Account Value but only to a provider specifically identified in the
Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
Optional Benefits	NA
6

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Because of the favorable tax treatment provided for all IRAs, there are no additional tax benefits to the contract.
Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
Exchanges
Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the
features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Purchases and Contract Value
7

Important Information You Should Consider About the
FPA Contract

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please
refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	1.20%[1]	1.20%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.10%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of this Prospectus for a description of the
Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $1,334	HIGHEST ANNUAL COST ESTIMATE: $2,236
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes and
Underlying Fund fees and
expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
Classes and Underlying
Fund fees and expenses
•No optional benefits
•No sales charges
•No additional Contributions,
transfers, or withdrawals

8

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access on earning to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term investment time horizon.
•Withdrawals are subject to ordinary income tax of earnings
and may be subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
RESTRICTIONS
Investments
Your ability to allocate Contributions among the Investment
Alternatives is subject to any restrictions contained in your
Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.
We may remove an Underlying Fund or limit its availability to new
Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds
Optional Benefits	NA
9

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.
Withdrawals of earnings will be subject to ordinary income tax, and may be subject to tax penalties.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of
the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.
Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on
aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual
performance in relation to individual sales objectives.
With regard to non-cash compensation, representatives and
certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.
The existence of such forms of compensation could influence a registered representative to recommend this Contract over
another investment.
Purchases and Contract Value
Exchanges
Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the
features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Purchases and Contract Value

Overview of the IRA Contracts
Purpose

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Phases of Contract

The Contracts have two phases: an accumulation (savings) period and an annuity (income) period.
10

Accumulation (Savings) Period
During the accumulation period, you may allocate Contributions among the Investment Alternatives. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may also allocate your Account Value to our General Account. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A1 to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer.
Who May Make Contributions. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.
•
Under a Roth IRA, a Traditional IRA Contract, or a SEP IRA, you may make Contributions directly to us, or you may also make Contributions through a payroll deduction agreement with your employer.
•
Under an Inherited IRA contract, you may not make Contributions. You may only purchase an Inherited IRA by a rollover of a death benefit that is payable to you from an IRA (other than a Roth IRA) and/or another qualified retirement plan, but only with respect to one decedent under each Contract. The decedent must have died prior to 2020.
•
Under a SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.
•
For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code. Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.
Minimum Required. For a Traditional IRA or Roth IRA, your initial contribution and any subsequent contributions must be at least $10. You are not required to make any minimum amount of Contributions to a SEP IRA or Simple IRA.
Limits on Amounts of Contributions. The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is limited under the Code. Your Contributions may be fully or partially deductible, depending on the level of your federal adjusted gross income and the type of IRA Contract.
Annuity (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We offer individual variable accumulation annuity contracts to help you accumulate funds for retirement and other long-term financial needs.
11

Individuals may purchase IRA Contracts for retirement savings. The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described in more detail in the Statutory Prospectus. An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE) if the individual’s employer has established one of those plans.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
•
Under an IRA Contract (other than an Inherited IRA), if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.
•
Under an Inherited IRA, the beneficiary may continue to receive minimum distributions in accordance with the distribution schedule applicable to the owner.
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances (including special rules for IRA Contracts).
The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs. You may be required to make partial withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

Overview of the FPA Contracts
Purpose

We offer the individual variable accumulation annuity contracts described in this Prospectus to assist with retirement and long-term financial planning. The Contracts are designed to provide long-term accumulation of assets through investments in a variety of Investment Alternatives during the Accumulation Period. The Contract can supplement your retirement income by providing a stream of income payments during the payout period. It also offers death benefits to protect your designated Beneficiaries. The Contracts may be appropriate if you have a long investment time horizon. It is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
12

Phases of Contract

The Contracts have two phases: an accumulation (savings) period and a payout (income) period.
Accumulation (Savings) Period
During the accumulation period, you may allocate Contributions among the Investment Alternatives. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives. You may also allocate your Account Value to our General Account. We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. You may also allocate your Account Value to any of the Subaccounts of Mutual of America Separate Account No. 2. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund. The Subaccounts currently invest in forty-six Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts” and to the prospectuses of the Underlying Funds for more information about the Underlying Funds’ investment objectives.
Contributions during the Accumulation Period. You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer.
Who May Make Contributions. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.
•
Under an FPA Contract purchased by an employer in connection with deferred compensation of an employee, the employer makes the Contributions.
•
Under an FPA Contract issued to an individual, you may make Contributions through a payroll deduction agreement with your employer, and you may make Contributions directly to us.
Minimum Required. Your initial contribution and any subsequent contributions must be at least $10.
Limits on Amounts of Contributions. There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.
Payout (Income) Period
You can elect to annuitize and turn your Account Value into a stream of income payments from Mutual of America, at which time the Accumulation Period of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. If you annuitize, you will receive a stream of annuity payments. You will be unable to make withdrawals, unless provided for by the form of annuity you select, and death benefits will terminate.
Contract Features

We offer individual variable accumulation annuity contracts to help you accumulate funds for retirement and other long-term financial needs.
Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.
Death Benefits during the Accumulation Period. If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary.
•
Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant’s death.
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•
Under an FPA Contract with joint owners, we will pay the death benefit upon the first death of an owner or the Annuitant.
The death benefit amount will be your Account Value as of the date we receive proof of your death (or the death of the Annuitant, if different), the election of the Beneficiary(ies) telling us how we should pay the death benefit and other information necessary to process the claim. Unless the owner selected the death benefit, the Beneficiary selects the form of death benefit, which may be a single sum, a form of annuity or fixed payments.
•
Under an FPA Contract, if the Spouse of the Owner is the sole Beneficiary, the surviving Spouse may be able to continue the Contract instead of receiving a death benefit, subject to the terms of the Contract.
Transfers and Withdrawals of Account Value. During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives. We do not assess a charge for transfers under the Contracts.
During the Accumulation Period, you may withdraw all or a portion of your Account Value under all Contracts. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name.
We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value to the extent of your earnings. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your Contributions. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59½, are disabled or in certain other circumstances.
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Fee Table – IRA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
 I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your  I.Contract or participation interest or when you transfer your  I.Account Value among  I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
 II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

	Maximum	SEP IRA, SIMPLE IRA Standard	Traditional IRA, Roth IRA, and Inherited IRA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.45%(2)	1.20%(2)

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
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The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	0.98%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets, including a fee waiver arrangement that is in place and reflected in the Underlying Fund’s registration statement. The fee waiver arrangement is expected to continue, but, can be terminated at any time at the option of the Underlying Fund.)	0.13%	0.90%
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2023, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$2,259	$7,123	$12,484	$28,417
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Fee Table – FPA Contracts
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.
 I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your  I.Contract or participation interest or when you transfer your  I.Account Value among  I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.

Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
 II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).

	Maximum	FPA Standard
Administrative Expenses (Annual Contract Fee)	$24	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(3)	2.00%	1.20%(2)

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
(2)
Reductions in Separate Account Annual Expenses.  On November 5, 2023 (the “Substitution Date”) the Company and the Separate Account substituted certain Underlying Funds for the FPA Contracts (the “Existing Funds”) with comparable funds (the “Replacement Funds”).
For a period of two years following the Substitution Date, your Separate Account Charge for amounts invested in the following Replacement Funds will be reduced by the amount by which the expenses of the Replacement Funds exceed the expenses of the corresponding Existing Funds: Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2035 Portfolio, Fidelity VIP Freedom 2040 Portfolio, Fidelity VIP Freedom 2045 Portfolio, Fidelity VIP Freedom 2050 Portfolio, Fidelity VIP Freedom 2055 Portfolio, Fidelity VIP Freedom 2060 Portfolio and American Funds Insurance Series Managed Risk Growth-Income Fund. For more information see “Separate Account Charge Reduction – Fund Substitutions” under the “Charges” section of the Prospectus. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts.
(3)
Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
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The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.10%	0.98%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.10%	0.90%
Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses.
The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.
We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.
This example also assumes the maximum fees and expenses of the Underlying Funds during 2023, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$2,236	$7,049	$12,356	$28,126

Principal Risks of Investing in the Contract
Contract Risks
You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.
The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
Investment Risk
You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
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General Account Risk
With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax Consequences
Withdrawals are generally taxable (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals (for FPAs and after-tax contributions to IRAs, to the extent of any earnings in the Contract), are taxable as ordinary income rather than capital gains. Different rules apply for Roth IRAs.
Business Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
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General Description of Mutual of America,
the Separate Account and the Underlying Funds
Mutual of America

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals including variable accumulation annuity contracts and variable life insurance policies. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2023, we had total assets, on a consolidated basis, of approximately $24.0 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940, as amended, for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, S&P Global Ratings, and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.
We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.
We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See Appendix A to this Prospectus, which sets forth certain information about each Underlying Fund.
The assets of the Separate Account are our property. The Separate Account assets attributable to Contractholders’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.
The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.
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Underlying Funds in Which Our Separate Account Invests

Information regarding each of the Underlying Funds including its name, its investment objectives, its investment adviser and subadviser, current expenses, and performance is available in Appendix A1 (for IRA Contracts) or Appendix A2 (for FPA Contracts) to the Prospectus. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. The prospectuses and summary prospectuses for the Underlying Funds are available on our website mutualofamerica.com/prospectus or you can request them by writing to us at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.574.9267.
The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of other insurance companies and may also offer them for sale to the general public.
Selection of Underlying Funds. The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.
Shared and Mixed Fund Arrangements. Shares of the Underlying Funds currently are available to the Separate Accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or participants in retirement plans that use our group annuity contract as the funding vehicle, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.
Your Voting Rights for Meetings of the Underlying Funds

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Contractholders. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.
We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Contractholders. We will determine the number of Accumulation Units attributable to each Contractholder for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of Contractholders may control the outcome of the vote.
Each Contractholder who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.
We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
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Charges
Charges under the Contracts

We deduct several charges from the net assets of each Subaccount.
Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are as follows.
Traditional IRA, Roth IRA, Inherited IRA and FPA Standard Fees and Maximum Fees
The standard Separate Account charges (Base Contract Expenses), totaling 1.20% include:
•
An administrative expense charge at an annual rate of 0.50%;
•
A charge at an annual rate of 0.50% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
SEP IRA and SIMPLE IRA Standard Fees and Maximum Fees
For SEP IRA and SIMPLE IRA, the standard Separate Account charges (Base Contract Expenses), totaling 1.45%, include:
•
An administrative expense charge at an annual rate of 0.70%;
•
A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and
•
A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.
The maximum Separate Account charges (Base Contract Expenses) that may be charged under the Contracts are 2.00% (1.50% for Contracts issued in Maryland). Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.
Components of Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.20% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts and, the standard Annual Separate Account Expense is 1.45% for SEP IRA and SIMPLE IRA Contracts.
We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.
Separate Account charges may not exceed 2.00% in the aggregate under IRA and FPA Contracts. The Monthly Contractholder Charge may not exceed $2 per month under IRA and FPA Contracts.
Administrative Charges
We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs
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of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses:
For each Subaccount, the Administrative Charges are at an annual rate indicated for each contract type:
Type of Contract	Administrative Charges
Traditional IRA, Roth IRA, Inherited IRA or FPA	.50%
SEP IRA or SIMPLE IRA	.70%
The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Distribution Expense Charge
Mutual of America Securities LLC as principal underwriter, performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses:
For each Subaccount, the Distribution Expense Charge is at an annual rate indicated for each contract type:
Type of Contract	Distribution Expense Charge
Traditional IRA, Roth IRA, Inherited IRA or FPA	.50%
SEP IRA or SIMPLE IRA	.55%
The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.
Expense Risk Charge
We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts, including the limitations on administrative charges and our obligation to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the term of the Contracts prior to annuitization and the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.
For each Subaccount, the Expense Risk Charge is at an annual rate of 0.20% for all contracts offered by this prospectus.
The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.
Separate Account Charge Reduction
On November 3, 2023 (the “Substitution Date”) the Company and the Separate Account substituted certain Underlying Funds for the FPA Contracts (the “Existing Funds”) with comparable funds (the “Replacement Funds”).
For a period of two years following the Substitution Date, your Separate Account Charge for amounts invested in the Replacement Funds listed in the table below will be reduced by the amount by which the expenses of the Replacement Funds exceed the expenses of the corresponding Existing Funds.
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For each Subaccount invested in the corresponding Replacement Fund listed in the table below, the Separate Account Charge reduction applicable to that Subaccount will be as follows:
Replacement Fund:	Separate Account Charge Reduction (as a percentage of Subaccount net assets)
Fidelity VIP Freedom 2030 Portfolio	0.01%
Fidelity VIP Freedom 2035 Portfolio	0.10%
Fidelity VIP Freedom 2040 Portfolio	0.17%
Fidelity VIP Freedom 2045 Portfolio	0.18%
Fidelity VIP Freedom 2050 Portfolio	0.18%
Fidelity VIP Freedom 2055 Portfolio	0.18%
Fidelity VIP Freedom 2060 Portfolio	0.18%
American Funds Insurance Series Managed Risk Growth-Income Fund	0.16%
The specific amount of your Separate Account Charge reduction will depend on whether, and to what extent, your Account Value is allocated to these Subaccounts.
Monthly Contractholder Charge

Annual Contract Fees. We also deduct from your Account Value an Annual Contract Fee on a monthly basis. We will determine and charge fees as of the 15th day of each month (or the first Valuation Day after the 15th day if the 15th day is not a Valuation Day). The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the 15th day of the month, or  1∕12 of 1% of the Account Value at the 15th day of the month if your Account Value is less than $2,400 at the 15th day of the month (which will be less than $2.00). Effective on or about June 1, 2024, we will no longer waive the Annual Contract Fee on a monthly basis for any month that your Account Value at the 15th day of the month is less than $300.
•
Waiver of Contract Fee for eDocuments Participants. We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.
Additional Information About eDocuments. We offer eDocuments, a feature that offers Contractholders a way to electronically receive communications and reports, such as quarterly statements, prospectuses, (including summary prospectuses) and Underlying Fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.
When you sign up for eDocuments we will waive the Monthly Contractholder Charge for each month, beginning with the month in which you submit the consent form. Waiver of the Monthly Contractholder Charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged the Monthly Contractholder Charge. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 800.468.3785 and instructing a customer service representative to revoke your consent, and the Monthly Contractholder Charge will resume in the month you revoke your consent. Your consent to eDocuments will be revoked when we are notified of your death. If you elect to use eDocuments, and if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 800.468.3785 and we will provide a copy of the requested documents free of charge.
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Deduction of Monthly Contractholder Charge
We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order determined by us. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value.
Monthly Charge. We make an additional deduction for administrative expenses each month, referred to, on an annual basis in the Fee Table as the Administrative Expenses (Annual Contract Fee), from each Individual IRA or FPA Contractowner’s Account Value. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Contractholder Charge.” The Monthly Contractholder Charge is currently the lesser of:
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$2.00 per month, or
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1/12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.
Under SEP IRA and SIMPLE IRA Contracts, your employer may elect to pay this charge on your behalf, in which case it will not be deducted each month from your Account Values.
Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. Charges are deducted from and expenses paid out of the assets of the Underlying Funds. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets. In addition, please see Appendix A to this Prospectus, entitled “Underlying Funds Available As Investment Options Under the Contracts”.
Contractholders and the Subaccounts do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Subaccounts own.
Premium Taxes

We currently do not deduct state and municipal premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.

General Description of Contracts
Contract Rights

The Contractholder is an individual that has purchased an IRA Contract. We also issued Inherited IRA Contracts to individuals (other than a spousal beneficiary) and trusts that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan. To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts.
We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contracts to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial
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Contribution of at least the minimum required amount of $10. A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.
The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA, SIMPLE IRA, or Roth IRA Contract during a tax year. An employer must match the employee’s contributions in a SIMPLE IRA up to a certain amount, as required by the Code.
For FPA Contracts, you may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.
Contractholders may allocate Contributions among the Investment Alternatives.
You may also designate a Beneficiary to receive any payments due upon your death, subject to any limits under the Contract or the Code. We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.
You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. You may elect to withdraw your Account Value as discussed in this Prospectus, subject to the terms of the Contract, and you may elect to commence annuity payments as discussed in this Prospectus.
Under an IRA or FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. If you have reached age 59½, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.
For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.
Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.
You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.
Contract Provisions and Limitations

The two types of contracts are:
 1.Individual Retirement Annuity  1.Contracts (IRA  1.Contracts)
The term “IRA Contracts” refers to Traditional IRA, Roth IRA, Inherited IRA, SEP IRA and SIMPLE IRA Contracts, which are described below. Individuals may purchase IRA Contracts for retirement savings. A married individual who is not a wage earner may purchase an IRA Contract (a spousal IRA), and the individual’s Spouse (if a wage earner) may make Contributions on behalf of the non-wage earning Spouse, provided their federal income tax filing status is married, filing jointly. Individuals who have adjusted gross income for federal income tax purposes below certain levels are eligible to purchase Roth IRAs. Individuals, other than a surviving Spouse, may purchase an Inherited IRA, if the Inherited IRA contract has been approved in your state, using death benefit proceeds payable under an IRA or another qualified retirement plan of an individual who died prior to 2020. An individual may purchase an IRA Contract directly from us, and must designate whether the Contract is a Traditional IRA, or a Roth IRA.
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An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) Plan or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual’s employer has established one of those plans.
For federal income tax purposes:
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You may be able to deduct Contributions under a Traditional IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. Under an IRA contract (other than a Roth IRA), you do not pay federal income tax on the earnings from Contributions until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Value.
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You may not deduct Contributions under a Roth IRA for federal income tax purposes. Under a Roth IRA, you may withdraw earnings tax-free if you began contributions to a Roth IRA at least five years earlier and you are 59½ years old or older, or in certain other circumstances.
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You may not make Contributions to an Inherited IRA, except death benefit proceeds under an IRA or an eligible employer retirement plan of an individual who died prior to 2020. Under an Inherited IRA, you must receive a distribution of the entire Account Value in accordance with the Code, generally either by the end of the fifth calendar year following the year of the decedent’s death or as a series of annual required minimum distributions based upon your life expectancy.
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You may be able to deduct Contributions under a SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA Contributions.
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You may exclude Contributions to a SIMPLE IRA from gross income, within certain limits.
 2.Flexible Premium Annuity  2.Contracts (FPA  2.Contracts)
Individuals may purchase FPA Contracts to accumulate assets for retirement. An employer may purchase FPA Contracts to serve as a depository for the employer’s deferred compensation obligations to employees.
For federal income tax purposes:
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If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with “after-tax” dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for federal income tax purposes. If you are an individual, you do not pay federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Value, in most circumstances.
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There is no deferral of federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals.
Minimum.  You are not required to make any minimum amount of Contributions.
Allocation of Contributions. You may allocate Contributions among the Investment Alternatives.
We will allocate a Contribution when we receive it from you or your employer, along with a Complete Order containing all information and completed documents necessary to process the Contribution, (see “Definitions We Use in this Prospectus” for a description of Complete Order) according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.
You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.
Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions, you may transfer all or a portion of your Account Value among Subaccounts, and between the Separate Account and the General Account. There are no tax consequences to you for transfers among Investment Alternatives.
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Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”
Transfers, Allocation Changes and Withdrawals by Telephone or Website.  You may generally make requests by telephone or website for transfers or withdrawals of Account Value or to change the Investment Alternatives to which we will allocate your future Contributions. Certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website. We do not accept website requests or telephone requests for withdrawals from a Roth IRA Contract, or from any FPA Contract where the annuitant and owner are not the same person. We do not accept telephone or website requests for IRA rollovers.
On any Valuation Day, we will consider requests by telephone or website that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. (or the Exchange close) as received the next Valuation Day.
You must use a password to make website requests. Your use of the password constitutes agreement to use our website in accordance with our rules and requirements. To change your password, you may follow the instructions on our website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.
We reserve the right to suspend or terminate at any time the right of Contractholders to request transfers or reallocations by telephone or website. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Contractholder to a third party. Either telephone or website transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or website transfers.
We will not be liable for following instructions communicated by telephone or website that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or website are genuine, we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide written confirmation of transactions, except for allocation changes made on the website.
How to Tell Us an Amount to Transfer or Withdraw. To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:
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the dollar amount to be taken from each Investment Alternative; or
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for Subaccounts, the number of Accumulation Units to be transferred or withdrawn; or
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the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.
For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request on the required forms and for withdrawals, it must be received by U.S.P.S. regular mail to our Financial Transaction Processing Center.
Designation of Beneficiary

You may designate a Beneficiary or Beneficiaries, subject to any limits under the Code, to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you are living at the time we receive the notice. Designations or changes in designations made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.
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You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.
If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or the Annuitant under an FPA Contract, if different, dies during the Accumulation Period), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.
If you are the owner of an FPA contract and you have designated someone else as the Annuitant, if no Beneficiary designated by you is living at the time of your death or the Annuitant’s death during the Accumulation Period (or the Annuitant’s or joint Annuitant’s death during the Annuity Period), we will pay the surviving family member(s) of the Annuitant, not you, in the order set forth above, or, if we do not find family members in these classes, the executors or administrators of the Annuitant’s estate. For FPAs issued on or after July 1, 2004, if no Beneficiary designated by you is living at the time of your death during the Accumulation Period, we will pay the Annuitant, if the Annuitant survives you.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after utilizing Department of Labor guidance regarding locating missing participants and conducting a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.
Our General Account

Scope of Prospectus. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, see the Contracts themselves.
General Description. Amounts you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the payment of claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.
We bear the full investment risk for all amounts that Contractholders allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of your Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract. IRA Contracts and FPA Contracts being newly issued by the Company provide for a minimum rate determined in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula set forth in your Contract that is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the
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last business day each October. In no event under that formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, mutualofamerica.com.
We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the employer uses the online retirement plan administration system provided by us or a subsidiary for the transmission and receipt of certain information regarding Contractholders, Contributions and other Contract information, and in certain other circumstances.
You may refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.
Transfers and Withdrawals. You may transfer any portion of your Account Value to or from the General Account and, to the extent permitted by the Code, may withdraw any portion of your Account Value from the General Account prior to the Annuity Commencement Date. We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.
Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Contractholders share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.
Contract or Separate Account Changes

Funding and Other Changes We May Make
We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all Contractholders or only for certain classes of Contractholders. New or substitute Subaccounts may have different fees and expenses, and may only be offered to certain classes of Contractholders. In making changes, we will comply with applicable state and federal law and will obtain the approval of Contractholders, if required.
Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The underlying funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.
We also may:
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create new Subaccounts of the Separate Account at any time;
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to the extent permitted by state and federal law, modify, combine or remove Subaccounts;
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transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;
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•
create additional separate accounts or combine any two or more accounts including the Separate Account;
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transfer assets we have determined to be attributable to the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;
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operate the Separate Account as a management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;
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deregister the Separate Account under the 1940 Act and/or cease to maintain the registration under the Securities Act of 1933 for sales of units of interest under the Contracts ; and
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operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide the Contractholder and Participants with written notice as may be required under applicable law or regulation.
Frequent Transfers Among Subaccounts

Frequent Purchases and Redemptions of Subaccount Accumulation Units
The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.
Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.
Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders.
In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.
We reserve the right to adopt additional rules that would apply to Contractholders who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts.
We work with the Underlying Funds to discourage Contractholders from engaging in excessive frequent transfers that could harm any Subaccount’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy
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its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on Contractholder transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using Fair Value Pricing, where required.
We aggregate all daily purchase or redemption orders received from all Contractholders under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.
Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders. In this regard, we can review individual purchase and redemption requests by Contractholders. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Contractholders engaging in market timing. We will take the following actions in the following order:
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contact the Contractholder and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the website or the 800-line privileges for transfer activity will be suspended if the activity does not cease;
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if the activity does not cease, suspend the Contractholder’s website and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);
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then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.
These procedures are applied uniformly to all Contractholders, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.
There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some Contractholders may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other Contractholders in the Separate Account.
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Annuity Period
Annuitants

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Under an IRA Contract, you must be the Annuitant, and the Annuitant cannot be changed.
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Under an Inherited IRA Contract, the owner must be the Annuitant.
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Under an FPA Contract issued to an individual, you may be the Annuitant or you may name another person as the Annuitant. Under an FPA Contract issued to an employer as a depository for deferred compensation obligations to an employee, the employee will be the Annuitant.
The Annuitant named in the application for a Contract may not be changed. You should refer to the terms of the Contract for rights that you or a Beneficiary may have. When electing annuity payments, you or a Beneficiary beginning to receive death benefits also may name a joint Annuitant.
Available Forms of Annuity

We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent annuitant if a joint and survivor annuity) dies before the minimum time period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the source of income, since the payments continue for the life of the Annuitant.
You may select the annuity form when you designate the Annuity Commencement Date. You must select an annuity option that provides monthly Annuity Payments of at least $50. If the annuity option does not meet this minimum amount, then you must select another option or select a lump sum distribution.
Under an IRA (except for Inherited IRA) or FPA Contract, you select the form of annuity at the time you designate an Annuity Commencement Date.
You may select a form of annuity from the following list. You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.
Life Annuity with Ten Years Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime, but if the Annuitant dies before the end of the ten year period, Annuity Payments will be paid to the Beneficiary until the end of the ten year period. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.
Joint and 66 2∕3% Survivor Life Annuity with Ten Year Period Certain. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime and 66 2∕3% of that monthly Annuity Payment to the joint annuitant after the Annuitant’s death if the joint annuitant survives the Annuitant. If both the Annuitant and the joint annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years to the Beneficiary. If the Beneficiary dies before the end of the ten year period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person named as an Annuitant’s joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.
Full Cash Refund Annuity. This annuity form provides for monthly Annuity Payments to the Annuitant during the Annuitant’s lifetime. If the aggregate amount of the monthly Annuity Payments that we made to the Annuitant is less than your Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary in a single sum.
In addition to the forms of annuity listed above, under an IRA Contract, you may also select the form of annuities listed below. As of the date of this prospectus, we also currently offer the forms of annuity listed below under our FPA Contract, but have the right to discontinue offering these forms at any time.
Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.
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Non-Refund Life Annuity. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any joint annuitant or Beneficiary.
Other Forms. We may permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of periods certain of three, five and fifteen years. Additionally, we may permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2∕3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time.
Amount of Annuity Payments

For FPAs and IRAs, except Inherited IRAs, at your Annuity Commencement Date, we will apply your Account Value to purchase a stream of monthly Annuity Payments (an annuity). All of our annuities provide monthly payments. Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. The amounts of our Annuity Payments for the type of annuity you select will be fixed.
Inherited IRA Contracts do not have an Annuity Commencement Date and you cannot obtain an annuity with your account value.
You may elect to receive your Account Value by making partial or full withdrawals, including under the Specified Payments Option, instead of receiving Annuity Payments.
Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the age of the Annuitant, and the form of annuity you select. Each Contract contains tables of annuity purchase rates.
We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the annuity form you choose, your age, your joint annuitant’s age, if applicable, the applicable annuity purchase rates and your Account Value. The duration of an annuity can affect your level of benefit, with longer durations generally producing a lower monthly payment, all things being equal.
We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then-current annuity purchase rate at the time of your Annuity Commencement Date.
The annuity benefits generally are set forth in the Contract we issue. We will send Annuity Payments directly to Annuitants at their last known address, as filed with us. If Annuity Payments are made in connection with an FPA Contract purchased by an employer to fund deferred compensation obligations under a plan adopted pursuant to Section 457(b) of the Code, all payments are payable to the employer, but the employer may specify where we should send the Annuity Payments. In such case, the employer may change the instruction at any time with respect to payments that have not yet been made.
Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures.
IRA Contracts. For IRA Contracts issued prior to July 1, 2007, the Annuity Commencement Date must be the first of a month after you have reached the age of 55. For IRA Contracts issued on or after July 1, 2007, the Annuity Commencement Date must be on the first day of a month and must be at least 12 months after the Contract issue date. For Roth IRAs, you may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. Inherited IRAs do not have an Annuity Commencement Date, and are subject to minimum distribution rules as determined under the Code and/or the election of the owner as permitted by the Code.
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In addition to the conditions stated in the preceding sentences, for all SEP IRA Contracts, the Annuity Commencement Date must occur after the later of (a) the 30th day following the day you terminate employment with every employer that contributes to the Contract on your behalf or (b) the 30th day following the day that the last employer contribution is received by the Company under the Contract. Please refer to your Contract for more details.
FPA Contracts. For FPA Contracts issued prior to July 1, 2004, the Annuity Commencement Date must be on the first day of a month and must be after you have reached the age of 55.
For FPA Contracts issued on or after July 1, 2004, the Annuity Commencement Date must be on the first day of a month at least 12 months after the Contract issue date. You may specify the Annuity Commencement Date in the application, and if no date is specified, the Annuity Commencement Date will be the first day of the month after the date the Annuitant reaches age 90 or the tenth anniversary after the Contract’s Effective Date, whichever is later. For an FPA Contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, the Annuity Commencement Date must be the first day of a month at least 12 months after the Contract issue date but not later than the required beginning date, which beginning in 2023 is the later of April 1 of the year following the year when the employee reached age 73, or the year the employee terminates employment with the employer.

Benefits Available Under the Contract
The following table summarizes information about the benefits available under the IRA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
The following table summarizes information about the benefits available under the FPA Contracts.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
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Death Benefit Prior to Annuity Commencement Date

We will pay a death benefit to your Beneficiary during the Accumulation Period (a) upon your death or, (b) under an FPA Contract, upon the death of either you, any co-owner or the Annuitant, whichever comes first.
We will pay the death benefit after we have received at our Home Office:
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due proof of your (or under an FPA Contract, any co-owner’s or the Annuitant’s) death, generally a certified copy of your death certificate;
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notification of election by the Beneficiary(ies) of the form of payment of death benefit; and
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claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.
The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.
Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit, unless the Owner previously selected a form. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below. We will pay the death benefit in a single sum if an option has not been selected by the date the Code requires a payout.
In addition, IRA Contractholders (other than Roth IRAs and Inherited IRAs) are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date), and certain requirements depend on whether the Contractholder had reached that age at the time of death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts, as the case may be. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances.
IRA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:
(a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of your death, unless we pay the death benefit in accordance with (b), (c) or (d) below.
(b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Contractholder’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Contractholder’s death, is also (a) the Contractholder’s surviving spouse; (b) the Contractholder’s minor child; (c) an individual who is no more than 10 years younger than the Contractholder; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority.
(c) Beneficiary is your Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Eligible Spouse Beneficiary does not have to begin receiving benefits until the required beginning date, which beginning in 2023 is the later of April 1 of the year following the year in which you would have reached age 73.Alternatively, a Beneficiary who is an Eligible Spouse, may roll your account balance over to his or her own qualified plan, 403(b) plan, or to his or her own eligible IRA.
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(d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy.
FPA Contracts—In general, any method of distribution that a Beneficiary selects must comply with one of the following:
(a) Five Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five calendar years after the year of your death (or co-owner’s or annuitant’s death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.
(b) Life Annuity Rule. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments beginning within one year of your (or any co-owner’s or the Annuitant’s) death and which are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.
(c) Beneficiary is your Spouse. Under an FPA Contract, when you are the owner, your spouse, if the sole Beneficiary, may choose to be considered as the Contractholder for purposes of determining when distributions must begin. In effect, your Spouse can be substituted for you under the FPA Contract and the death benefit distribution requirements will not apply until your Spouse’s death.
In addition to a single sum payment or annuity payments, we may offer additional forms of payment of death benefit to a Beneficiary as of the date a death benefit is payable. We will provide information to each Beneficiary of the available death benefit payment forms and resulting tax consequences.
For Inherited IRAs, your beneficiary may continue your minimum distributions or may elect to take distributions at any time, but at least as quickly as the minimum distribution schedule determined under the Code and/or your elections as permitted by the Code.
Death Benefit After the Annuity Commencement Date

If an Annuitant (and the joint annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.
Single Sum for Small Annuity Payments. If your annuity benefit payable would be less than $50 each month (or $20 each month for IRA Contracts issued generally prior to July 1, 2007 and FPA Contracts issued generally prior to July 1, 2004), we may elect to pay the Account Value in a single payment to the Annuitant.
If your Account Value will purchase an annuity that will provide $50 or less per month, then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you.
Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.
Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.
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If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract.
Information and Determination. Contractholders must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder. We may rely on reports and other information furnished by Contractholders, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.

Purchases and Contract Value
Purchase of an IRA Contract; Participation

IRA Contracts. We issue IRA Contracts (other than Inherited IRAs) to individuals, and each purchaser must complete the prescribed application. We require an initial Contribution of at least the minimum required amount of $10, except for SEP IRA Contracts or SIMPLE IRA Contracts. We issue Inherited IRAs to individuals (other than a spousal beneficiary) and trusts, that are the beneficiaries of the death benefit payable under an IRA or other eligible retirement plan.
To purchase a Roth IRA (except for rollovers), an individual must have federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual’s employer.
The Code provides certain tax benefits for IRAs, and the purchase of our IRA Contract will not result in additional tax benefits for the purchaser.
Purchase of an FPA Contract; Participation

FPA Contracts. We issue FPA Contracts to individuals, and we also issue FPA Contracts to employers (including tax-exempt organizations) that may use the Contract to accumulate funds to meet their deferred compensation obligations to employees. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount of $10.
A person to whom we issue an FPA Contract, whether or not such person is the Annuitant, will be the Contractholder of the Contract and will possess all the rights under the Contract. For example, the employer to which we issue an FPA Contract for deferred compensation purposes is the Contractholder of the Contract and may receive all payments under the Contract.
Customer Identification

We will require information from you necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001, and other applicable laws & regulations.
In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution, issue a Contract or effect subsequent transactions, including, for example, accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.
Confirmation Statements to Contractholders

We will send you a confirmation statement: each time you change your allocation instructions (except when you change them via our website); when we receive a new Contribution from or for you; when you transfer any portion of your Account Value among the Investment Alternatives; or when you make a withdrawal. The
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confirmation for a new Contribution or a change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly (or monthly, if applicable) account statement for certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will give up your right to have us correct the error.
Payment of Contributions

Contributions can be made by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 70249, Philadelphia, PA 19176-0249. For Traditional IRA, Roth IRA and FPA Contracts, in order to accept a remittance by wire transfer or electronic funds transfer and to allocate such remittance properly, we will require certain information to be sent to us in advance of the transfer. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 800.468.3785 or by visiting our website at mutualofamerica.com.
IRA Contracts. Generally, contributions must be at least $10. The method of making Contributions depends on the type of IRA Contract.
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For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.
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Under a Traditional IRA Contract or Roth IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, where your employer forwards to us on your behalf the amounts deducted from your salary.
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For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE arrangement adopted by your employer.
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For an Inherited IRA, contributions must be a direct rollover of a death benefit that is payable to you from an IRA and/or other eligible retirement plan, but only with respect to one decedent under each Inherited IRA contract. The decedent must have died prior to 2020.
The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the lesser of $7,000 for year 2024 and later years (indexed for inflation in subsequent years) and 100% of your compensation for that year. Individuals who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 per year for 2024 and later years.
The Code limits the amount of Contributions to a Roth IRA (excluding rollovers) as follows:
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A single individual with adjusted gross income of $143,000 in 2024 (indexed for inflation in later years) or less, and a married individual who files a joint tax return with adjusted gross income of $230,000 in 2024 (indexed for inflation in later years) or less, may contribute up to the applicable limit for a year to a Roth IRA. This amount is reduced by contributions to other IRAs during the tax year, other than salary reduction contributions to a SIMPLE and any rollover distributions.
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The applicable Roth IRA contribution limit for 2024 declines according to a schedule until it becomes zero for a single individual with adjusted gross income between $146,000 and $161,000 and for a married individual filing a joint return with adjusted gross income between $230,000 and $240,000.
The Code limits Contractholder Contributions to a SIMPLE IRA, as follows:
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You may contribute up to $16,000 for 2024 (indexed for inflation in later years) or 100% of compensation if less. In addition, Contractholders who are age 50 or older may make an additional contribution of $3,500 for 2024, indexed for inflation in later years.
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If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is the applicable limit for a year for the salary reduction arrangements.
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Code provisions also regulate an employer’s Contributions to a SIMPLE IRA:
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An employer generally must match an employee’s contribution up to an amount equal to 3% of the employee’s compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period. The employer may not have to match additional contributions made by Contractholders age 50 or older.
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Instead of matching a Contribution, the employer may make a “nonelective” Contribution to each Contractholder’s SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee earning at least $5,000, whether or not the employee has made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $345,000 for 2024 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer’s matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.
Under a SEP, an employer can contribute to the employee’s SEP IRA an amount up to 25% of the employee’s compensation (with compensation limited to $345,000 for 2024, (to be adjusted for inflation in future years), but not more than $69,000 for 2024. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.
At any age you may make Contributions to a Roth IRA, as long as you are eligible based on federal adjusted gross income requirements. You may not make any Contributions to a Traditional IRA or SEP IRA Contract beginning in the tax year you reach age 70½, with the following exceptions:
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You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70½.
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An employer may make contributions for its employees under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has reached age 70½.
You may make Contributions to an IRA Contract (other than a SIMPLE IRA or an Inherited IRA) by rollover of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:
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Generally, amounts that you roll over do not count against the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made to an IRA of the same type for the same tax year as the rollover.
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Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), pension and profit-sharing plans, including 401(k) plans, under Code Section 401(a) and eligible deferred compensation plans of a governmental employer under Code Section 457(b). (Withdrawals from a Section 457(b) plan if you have not yet reached age 59½ are not subject to a 10% tax penalty, but withdrawals from an IRA or other eligible plan after rollover from a Section 457(b) plan are subject to this penalty.) Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement.
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You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.
Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA. A conversion from a SIMPLE IRA to a Roth IRA is permitted only if the SIMPLE IRA has been in effect for at least 2 years. You can roll over or “convert” a Traditional IRA to a Roth IRA Contract, subject to the following:
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You may directly roll over eligible transfer distributions from an employer-sponsored plan to a Roth IRA or you may roll over eligible distributions you receive first to a Traditional IRA, a SEP IRA or a SIMPLE IRA and subsequently to a Roth IRA. Income tax treatment of distributions from employer-sponsored plans directly rolled over to Roth IRAs will be the same as if such distributions were first rolled over to a Traditional IRA, a SEP IRA, or a SIMPLE IRA and subsequently to a Roth IRA, as described below.
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You must include in gross income amounts rolled over from a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA (excluding “after-tax” Contributions), but no early withdrawal penalty applies to the taxable amount. The entire taxable portion of a converted Traditional IRA is includable in the year of conversion.
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You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable.
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Individuals considering converting or rolling over a Traditional IRA, a SEP IRA or a SIMPLE IRA to a Roth IRA should take into account various issues, including state and local tax consequences.
In certain circumstances, federal income tax law permits you to change or “recharacterize” the type of IRA contribution you made from a Roth IRA contribution to a Traditional IRA contribution or vice versa.
FPA Contracts. You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10.
If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, if the employer is a tax-exempt entity, other than a church or a state or local government, amounts deferred under the employer’s plan and held under the Contract are subject to a substantial risk of forfeiture as defined in Section 457(f) of the Code and to claims of the employer’s creditors. Certain deferred compensation plans or arrangements may also have to satisfy the requirements of Section 409A of the Code.
If a tax-exempt organization purchases an FPA Contract as a depository for employee deferred compensation obligations in connection with an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are annual limits on the amount of total deferrals under the plan that may be made for employees. Contributions (total deferrals), which may be comprised of deferred salary amounts, employer contributions and/or other deferred compensation, for any employee during a calendar year are limited to the lesser of $23,000 for 2024 (indexed for cost of living adjustments thereafter) or 100% of the employee’s includible compensation (as defined in the Code). Special “catch-up” provisions during the last three years before an employee’s normal retirement age under the plan may increase the annual limit to the lesser of double the otherwise applicable annual limit or the annual limit plus the aggregate amount unused by the employee under limits in prior years while eligible under the plan. Deferral limits for eligible deferred compensation plans are not reduced by contributions to other retirement plans or arrangements such as 403(b) plans, SEP-IRAs, SIMPLE IRAs or 401(k) plans. Amounts held under the Contract are subject to the claims of the employer’s creditors until the Account Value is distributed to an employee.
Your Account Value in the Subaccounts

Accumulation Unit Values for the Subaccounts
The Accumulation Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 800.468.3785.
Accumulation Units in Subaccounts
We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.
We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.
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Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.
Calculation of Accumulation Unit Values
We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange on that day). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.
The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:
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changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and
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Separate Account charges under the Contracts, with the annual rates calculated as a daily charge.
Accumulation Unit Values for Transactions
When you allocate Contributions to a Subaccount or transfer any Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer any Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.
The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the Contribution or request in Complete Order. As a result, we will process the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.
We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value for the Subaccount for that Valuation Period.
Principal Underwriter

Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are duly licensed agents of Mutual of America or its affiliate and are duly qualified registered representatives of Securities LLC.

Our Payment of Account Value to You or a Beneficiary
Your Right to Make Withdrawals under IRA Contracts

Under an IRA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. The amount withdrawn from each Investment Alternative that comprises your Account Value will be withdrawn proportionally from all Investment Alternatives in your account at the time of the withdrawal request, unless you instruct us otherwise.
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A full withdrawal results in a surrender of your IRA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. If you have reached age 59½, or for Inherited IRAs, regardless of age, you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you.
When you are receiving Specified Payments under an IRA Contract, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
•
your death;
•
our receipt of your written request to change or end the Specified Payments;
•
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
•
your Annuity Commencement Date (except for Inherited IRAs).
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution.
Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions.
Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which you made your first Roth IRA contribution are not taxable if:
•
you have reached age 59½, or
•
the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime (taking into account all withdrawals from all IRAs), or
•
you have died or become disabled.
A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own.
Penalty Tax on Taxable Portion of Withdrawals and on Certain Roth IRA Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
•
you have reached age 59½
•
you are disabled or have died
•
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
•
in certain other circumstances.
The 10% penalty tax you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer’s SIMPLE.
You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, a SEP IRA or a SIMPLE IRA even though the withdrawal is tax-free to you.
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Your Right to Make Withdrawals under FPA Contracts

Under an FPA Contract, you may withdraw your Account Value in whole or in part, at any time during the Accumulation Period. The amount withdrawn from each Investment Alternative that comprises your Account Value will be withdrawn proportionally from all Investment Alternatives in your account at the time of the withdrawal request, unless you instruct us otherwise.
A full withdrawal results in a surrender of your FPA Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.
Specified Payments Option. If you have reached age 59½, you may elect automatic withdrawals of your Account Value.
You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.
When you are receiving Specified Payments under an FPA Contract, you may not make payroll deduction Contributions, but you may make single sum Contributions. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.
Specified Payments will continue until the earliest of:
•
your death or the Annuitant’s death, when you have an FPA Contract and someone else is the Annuitant;
•
our receipt of your written request to change or end the Specified Payments;
•
your Account Value (or your balance in any Investment Alternative that you have designated for withdrawals) declines so that the remaining balance is not large enough to cover the next Specified Payment due; or
•
your Annuity Commencement Date.
If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. FPA Contracts owned by an employer do not permit the Specified Payments Option.
Income Tax Consequences of Withdrawals. You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions.
Penalty Tax on Taxable Portion of Withdrawals. There is a 10% federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless
•
you have reached age 59½
•
you are disabled or have died
•
the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or
•
in certain other circumstances.
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When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:
•
The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the SEC; or
•
The SEC by order permits postponement for the protection of Contractholders; or
•
An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.
In order to comply with federal laws and regulations intended to deter money-laundering, terrorism or other suspicious activities, we may refuse to accept, or decline to implement, your withdrawal or transfer orders until it is legally permissible for us to do so.

Loans
There are no loan provisions under the Contracts.

Administrative Provisions
How to Make Allocation Changes, Transfers and Withdrawals

In Writing. For all Contracts, you may request allocation changes for future Contributions, transfers of Account Value among Investment Alternatives, and withdrawals of Account Value in writing, and you must provide your transaction instructions on our forms.
•
For IRA Contracts, rollover requests to transfer balances to another provider must be made in writing and in accordance with our procedures. For Roth IRA and Inherited IRA Contracts, withdrawal requests must be made in writing.
•
For FPA Contracts where the Contractholder and the Annuitant are different, all transaction requests must be made in writing and in accordance with our procedures by the Contractholder. Withdrawals from an FPA Contract related to a Section 1035 exchange must be in writing and in accordance with our procedures.
Our Home Office, Processing Center and Regional Offices. Our Home Office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where certain withdrawals are processed and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives by United States Postal Service (“U.S.P.S.”) regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.
You may obtain the address for the Regional Office that provides other services for your Contract by calling 800.468.3785 or by visiting our website at mutualofamerica.com.
By Telephone or Website. You may call us at 800.468.3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change allocation instructions among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not make withdrawals by telephone or website; however certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website.
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•
Note that rollover requests under IRA Contracts, withdrawal requests under Roth IRA Contracts, and transaction requests under certain employer-owned FPA Contracts, as described above must be made in writing and cannot be made by telephone or website.
Confirmation Statements. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes (except those done on the website) and for your Contributions, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error.
Contacting Mutual of America. Our Home Office address is:
Mutual of America Life Insurance Company
320 Park Avenue
New York, New York 10022-6839
You can obtain the address of your Regional Office by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Contractholders must send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or on the website,as described above.
Where You Should Direct Requests. You may request an allocation change or a transfer of any portion of your Account Value among Investment Alternatives by calling our toll-free number, 800.468.3785, visiting our website at mutualofamerica.com or writing to our Financial Transaction Processing Center. The address is:
Mutual of America Life Insurance Company
Financial Transaction Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, certain full or partial withdrawal requests or rollover requests can be made through the secure section of our website, or you may make a withdrawal request:
•
from any IRA Contract or FPA Contract (except as noted below) by writing to our Withdrawal Processing Center. Written requests to the Withdrawal Processing Center should be sent to:
Mutual of America Life Insurance Company
Withdrawal Processing Center
1150 Broken Sound Parkway NW
Boca Raton, FL 33487-3598
•
You may also request a withdrawal from a traditional IRA, Inherited IRA, SEP IRA, SIMPLE IRA or FPA by calling our toll-free number, 877.567.9662. Rollover requests, requests for withdrawals without tax withholding, and requests regarding FPA contracts with joint owners or where the owner and the annuitant are different must be in writing.
•
from an FPA contract issued to an employer to serve as a depository for the employer’s deferred compensation obligations to an employee under an eligible 457(b) plan, and for Section 1035 exchanges, by writing to your Regional Office.
If you wish to obtain an annuity with your account value, or wish to receive payment under our Specified Payment Option, you should contact your Regional Office. You should use our forms to submit written requests to us; incomplete or unclear forms will be returned without action.
Assignment, Modification or Termination of Contracts

Assignment of Contracts. There are restrictions on assignments of the Contract or Contractholders’ interests under the Contracts.
•
Owners of IRA Contracts may not assign or transfer the Contract or any rights under a Contract, except as otherwise required or permitted by law.
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•
The owner of an FPA Contract may assign the Contract. An assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. Your assignment of your FPA Contract may be a taxable event.
Modification or Amendment of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.
Cancellation Right. You may surrender for cancellation an IRA Contract or FPA Contract within ten days after you have received it (or within a longer period as provided by state law). We will refund all Contributions allocated to the General Account, plus the value on the surrender date of your Account Value allocated to the Separate Account. In addition, you may withdraw all of your assets at any time and receive your Account Value at that time. Some states require that all Contributions to the Separate Account be refunded without deductions, or adjustments for changes in Separate Account market value, which we will do in those states upon cancellation. You should consult the Contract for applicable provisions.
Termination of Contracts. We may, in our sole discretion, return your Account Value and terminate an IRA or FPA Contract (other than an Inherited IRA Contract) prior to the Annuity Commencement Date. We may terminate an IRA Contract and may terminate an FPA Contract issued on our previously approved contract form (generally used prior to July 1, 2004), if:
•
you have not made Contributions for three consecutive years,
•
your Account Value is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide the minimum monthly Annuity Payment amount provided under your Contract under the form of annuity you selected, and
•
Under an FPA, you have reached the age of 59½; under an IRA, you have reached the age of 55.
We may terminate an FPA Contract on our new contract form (generally issued on or after July 1, 2004), if:
•
you have not made Contributions for three consecutive years, and
•
your Account Value is less than $2,000.
Before we elect to terminate an IRA or FPA Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Value to you in a single sum if we terminate your IRA or FPA Contract.
SEP and SIMPLE IRAs—Notice of Amendment and Option to Terminate. In certain instances, we will provide to Contractholders who have SEP or SIMPLE IRAs and to employers who have SEP or SIMPLE Plans a written notice concerning an amendment of the Contracts. A Contractholder who does not want the amendment to apply may notify us that he or she wishes to reject the amendment, including amendments necessary to comply with changes to the Code or rules or regulations adopted by the Internal Revenue Service. In that event, the Contractholder may notify us that he or she wishes to terminate the Contract.

Taxes
For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.
Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Contractholders under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local
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taxes, which may not correspond to the federal tax provisions. For these reasons, you or the Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and any state or local tax law limitations or other considerations.
This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.
Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under FPA and IRA Contracts issued directly to individual Contractholders. Special rules may apply to determine amounts that are subject to income taxation of payments made from FPA Contracts that were issued to the same individual in the same calendar year or if payments are made from FPA Contracts received in a tax free exchange within 180 days of the date of such exchange. Other provisions of the Code will apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.
Special Treatment for Withdrawals under Roth IRAs. The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Contractholders receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under “Roth IRA Contracts—Qualified Distributions” and “Roth IRA Contracts—Nonqualified Distributions; When Penalty Tax is Not Due.”
General Rules for Withdrawals under Contracts other than Roth IRAs. The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.
When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract.
The following are general concepts, and you should refer to the discussions below for your type of Contract.
•
If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.
•
If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.
•
The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.
•
Generally, the simplified method is used in determining the percentage of a distribution that you may exclude from gross income for a tax year. The nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your investment in the contract (less amounts previously received tax free) and the denominator of which is the total anticipated payments from the Contract.
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Distributions under an FPA Contract

Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. After you have received back all of your investment in the contract, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that a Contractholder whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method. You can exchange an existing annuity contract for a new or multiple contracts tax-free provided certain Internal Revenue Service requirements are met. However, a Contractholder should consult a tax advisor before exchanging any FPA Contract.
If an FPA Contract is not individually owned, including a Contract purchased by an employer to fund obligations under a 457 plan, earnings on Contributions are taxable each year to the Contractholder and the exclusion ratio method is not used to determine taxation of Annuity Payments and withdrawals. Special tax rules apply to distributions by employers to their employees of deferred amounts under 457 plans.
Aggregation of Contracts. All FPA Contracts issued to the same Contractholder during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Contractholder. Accordingly, a Contractholder should consult a tax adviser before purchasing more than one FPA or other annuity Contract.
Withdrawals. If you make cash withdrawals (that are not annuity payments), you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982.
Single Sum Payments. If you receive a single sum payment of the total Account Value under the FPA Contract, you must include in gross income, for the tax year in which you receive the single sum, the difference between the amount of the single sum payment and the amount of your investment in the contract.
Distributions under IRA Contracts (other than Roth IRAs)

An IRA Contractholder (other than a Roth IRA) who makes any “after-tax” Contributions will have an investment in the contract.
Annuity Payments. If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.
Withdrawals. If you receive amounts (that are not Annuity Payments) under an IRA Contract (other than a Roth IRA) and you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution and multiplying by the amount of the distribution. The Internal Revenue Service may indicate another date for valuing your Account Value for this purpose.
Single Sum Payments. If you receive a single sum payment of the Account Value under an IRA Contract (other than a Roth IRA), you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.
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Traditional IRA and SEP IRA Contracts—Deduction of Contributions from Gross Income

You may deduct from gross income part or all of your Contributions to a Traditional or SEP IRA Contract up to a maximum of $7,000 for 2024 (indexed for inflation in subsequent years) or 100% of annual compensation, whichever is less. For a spousal IRA, special rules apply to determine the maximum deduction. Individuals who are age 50 or older may make an additional contribution of $1,000 per year for 2024 and later years. The deductible amount depends on whether or not you participate (and if you are married*, whether or not your Spouse participates) in a pension, profit-sharing or 401(k) plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE IRA or an eligible deferred compensation plan described in section 457(b) of the Code (a pension arrangement) and, if so, on your federal adjusted gross income (AGI).
*
For purposes of this section, “married” means being in a marriage as recognized under federal law.
•
If you are not married and do not participate in a pension arrangement, or if you are married and neither you nor your Spouse participates in a pension arrangement, you may deduct the maximum deductible amount.
•
When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your Spouse participates in a pension arrangement, and (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.
If you are unmarried, your maximum deductible amount for 2024 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $77,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2024 reaches $87,000. If you are a married taxpayer filing a joint return, your maximum deductible amount for 2024 is reduced by a fraction, the denominator of which is $20,000 and the numerator of which is the amount of your AGI over $123,000, and you may not deduct Contributions under an IRA Contract once your AGI for 2024 reaches $143,000. If you are a married taxpayer filing separately from your spouse, your maximum deductible amount for 2024 is reduced by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $0, such that you may not deduct your Contributions if your AGI for 2024 reaches $10,000. Regardless of your filing status, the amount of reduction in your maximum deductible amount is rounded down to the next lowest multiple of $10. In any case where your maximum deductible amount is greater than zero, you may take a minimum deduction of $200.
•
If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to the applicable limit for a year (minus any amount the Spouse contributes to an IRA for the same tax year) for a Spouse who does not participate in a pension arrangement, you may deduct the Contribution to the spousal IRA from gross income if you and your Spouse file a joint federal income tax return and your combined AGI is not more than $230,000. The deduction is reduced by multiplying the maximum deduction by a fraction, the denominator of which is $10,000 and the numerator of which is the amount of your AGI over $230,000, except that the minimum deduction is $200 before it is reduced to $0 at $240,000 AGI and reductions are rounded down to the nearest multiple of $10.
Non-Deductible Contributions. If you do not qualify to deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $7,000 for 2024, and indexed for inflation in later years or 100% of annual compensation, whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. Contractholders who are age 50 or older by the end of the calendar year may make an additional contribution of $1,000 for the year 2024 and later years. You also may make non-deductible Contributions up to the applicable limit for a year to a spousal IRA for your Spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your Spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.
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If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.
These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans.
SIMPLE IRAs—Exclusion of Contributions from Gross Income; Rollover Limitation

You may exclude Contributions to a SIMPLE IRA from gross income for federal income tax purposes in an amount up to $16,000 for 2024 (indexed for inflation in later years). Contractholders who are age 50 or older by the end of the calendar year may exclude an additional $3,500 in 2024 (indexed for inflation in subsequent years). If your includible compensation is less than the applicable limit for a year, you are limited to 100% of your compensation.
During the first two years of participation in a SIMPLE IRA, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (including a Roth IRA) and to any qualified plan that accepts rollovers.
Penalty Taxes for Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59½ (except for Inherited IRAs, for which there is no withdrawal penalty). This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer’s SIMPLE IRA, the early withdrawal penalty tax increases to 25% from 10%. Other federal income tax penalties may apply to amounts or withdrawals under IRA Contracts.
FPA Contracts—When No Penalty Tax is Due

In general, the taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary; or
3.
The withdrawn amount is attributable to Contributions made prior to August 14, 1982;
For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts.
IRA Contracts—When No Penalty Tax is Due

The taxable amount of a withdrawal you make before you reach age 59½ is not subject to a penalty tax if:
1.
You have died or become disabled;
2.
The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;
3.
The withdrawals are to pay your medical expenses, or those of your Eligible Spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 10% of the taxpayer’s adjusted gross income);
4.
Under an IRA Contract, the withdrawal is to pay your health insurance premiums, or the premiums for
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your Spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements;
5.
Under an IRA Contract, the withdrawal is for the payment of qualifying post-secondary (college) education expenses;
6.
Under an IRA Contract, the withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime);
7.
Under an Inherited IRA Contract, the withdrawal is part of the required distributions that must occur within five years following the end of the calendar year in which the decedent’s death occurred or as part of a series of required minimum distributions based upon the life expectancy of the Annuitant;
8.
Under an IRA Contract, the withdrawal is a qualified birth or adoption distribution; or
9.
Under an IRA Contract, you are a qualified individual within the meaning of the Coronavirus Aid, Recovery, and Economy Security Act (“CARES Act”) and your withdrawal is within the limits under the CARES Act.
Roth IRA Contracts—Qualified Distributions. You receive tax-free any distribution that is a qualified distribution from a Roth IRA Contract. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.
A qualified distribution is a distribution made:
1.
After the end of the five-year period beginning with the year in which you first contributed to a Roth IRA; and
2.
In one of the following circumstances:
a)
You are age 59½ or older;
b)
You have died or become disabled; or
c)
For qualified first-time home buyer expenses (up to $10,000 per lifetime).
Roth IRA Contracts—Non-Qualified Distributions; When Penalty Tax is Not Due. Any withdrawal by you that is not a “qualified distribution” is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts.)
There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Traditional IRA exceptions to the penalty tax applies.
Roth IRA Contracts—Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions. Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:
•
the amount withdrawn was rolled over or converted from a Traditional IRA Contract, and
•
the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.
Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:
•
your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and
•
withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.
52

Minimum Distributions under IRA Contracts

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under IRA Contracts beginning at a certain time (called the “Required Beginning Date”). Distributions under Roth IRAs are not required until the death of the Contractholder. Generally, you may take the required amount from the IRA Contract we have issued, or from other non-Roth IRA contracts that you have.
Distributions under Inherited IRA Contracts must begin by the end of the year following the year of death of the decedent for whom you were the beneficiary if you have elected or are required to receive distributions based on your life expectancy. If the decedent had not reached his Required Beginning Date at the time of his death, you may elect not to take distributions based on your life expectancy, but then you must withdraw the entire account value no later than the end of year that includes the fifth anniversary of the death of the decedent, except that under the CARES Act, you were not required to take a distribution in 2020 and you can disregard 2020 in counting the five years.
We will provide explanatory information to Contractholders before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 25% of the difference between the required minimum and the actual amount you withdrew.
Federal tax law provisions concerning distributions upon the death of a Contractholder may reduce the period over which a Beneficiary may take or defer receipt of the death benefit.
Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death.
A Beneficiary will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (“IRD”), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.
Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if federal income tax withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.
When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Contractholders and Beneficiaries should carefully review information they receive from us.
We are required to withhold federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid written election not to have federal income tax withheld and except that withholding is not required for Roth IRAs in certain circumstances. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.
We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).
•
For Annuity Payments, we will withhold federal tax in accordance with the Annuitant’s withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.
•
For most withdrawals, we will withhold federal tax at a flat 10% rate of the amount withdrawn.
53

Legal Proceedings
We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of Mutual of America Securities LLC to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

Financial Statements
The required financial statements for each of Mutual of America and the Separate Account appear in the Statement of Additional Information, which you can obtain from us free of charge.
54

Appendix A1: Underlying Funds Available As Investment Options Under the IRA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/IRAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.13%	26.12%	15.52%	11.86%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	20.33%	13.53%	9.86%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.83%	9.59%	8.37%	5.38%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	15.63%	10.65%	7.20%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	15.87%	10.69%		6.12%[2]

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.73%	6.96%	10.89%	7.79%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	16.25%	12.44%	9.09%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.31%	19.55%	8.96%	4.63%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA Money Market Fund Adviser: Mutual of America Capital Management LLC	0.22%	4.99%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.46%	4.62%	1.06%	1.55%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.03%	0.46%	1.72%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.53%	15.07%	9.49%	7.44%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.46%	11.22%	5.52%	4.49%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.33%	15.34%	8.57%	6.50%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.52%	10.45%	7.48%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.50%	9.91%	4.45%	3.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2015 Fund Adviser: Mutual of America Capital Management LLC	0.55%	10.55%	5.39%	4.62%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.44%	11.83%	6.48%	5.36%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.40%	13.59%	7.75%	6.20%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.25%	9.21%	7.03%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.26%	10.28%	7.59%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.33%	18.87%	11.19%	7.92%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.32%	19.64%	11.43%	7.98%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.33%	19.94%	11.55%	8.19%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.36%	19.98%	11.65%		9.57%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.39%	20.19%	11.84%		8.48%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.28%	20.50%			11.82%[6]

*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date July 2, 2018.
3
Since inception date September 22, 2017.
4
Since inception date October 1, 2016.
5
Since inception date July 2, 2018.
6
Since inception date August 3, 2020.

Appendix A2: Underlying Funds Available As Investment Options Under the FPA Contracts
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity VIP Index 500 Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.10%	26.19%	15.56%	11.92%
Equity Fund Seeks to achieve long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	20.03%	15.40%	9.00%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and ArrowMark Colorado Holdings LLC	0.29%	19.65%	9.98%	7.85%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.13%	17.44%	11.31%		7.62%[2]
Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	20.85%	16.93%	9.38%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	15.83%	12.56%	9.27%
Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.11%	15.54%	0.99%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.18%	5.05%	1.82%	1.19%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	6.16%	2.13%	1.93%
Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America Adviser: Capital Research and Management Company	0.23%	5.21%	2.14%	2.33%
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.13%	12.51%	5.60%	4.84%
Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.21%	14.33%	9.59%	7.89%
Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund Adviser: Capital Research and Management Company	0.62%	16.17%	7.86%	6.46%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.37%	7.91%	3.94%	3.38%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.47%	12.40%	7.47%	5.73%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.49%	13.62%	8.26%	6.20%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.52%	14.70%	9.28%	6.85%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.57%	16.85%	10.86%	7.67%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2040 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.61%	18.87%	11.92%	8.14%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.41%	12.03%	8.19%

Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.45%	12.02%	8.19%
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.48%			9.49%[4]
Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.62%	19.39%			9.50%[4]
*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.
1
The reported expense ratio for the following funds is net of fee waivers that may not continue: LVIP American Century Capital Appreciation Fund, all American Funds Insurance Series Funds, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series. Refer to the prospectuses of the Underlying Funds for more information.
2
Since inception date January 24, 2020.
3
Since inception date September 22, 2017.
4
Since inception date April 11, 2019.

Appendix B: General Account Operations
This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Contractholders than Contributions supported by assets of our Separate Account.
When a Contractholder allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.
We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.
Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Contractholders. Contractholders should consider our claims paying ability and financial strength when allocating amounts to the General Account.
We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:
•
Reasonable classifications of different types of policies.
•
Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.
•
The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combinations with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.
•
The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market.
•
Compliance with applicable statutory and regulatory requirements.
•
Competitiveness of rates in light of industry practices and trends current at the time.
We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were placed in our General Account. The credited interest rate, when declared, is applied on a daily
B-1

basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum annual yield, if any, set forth in a Contract. If we declare a credited interest rate higher than such minimum, the higher credited interest rate will remain in effect until changed.
All amounts accumulated in our General Account (including credited interest) for Contractholders are guaranteed by us. Amounts held for a Contractholder are payable in full upon the Contractholder’s request for transfer, payment, withdrawal or Contract surrender, subject to the deduction of any otherwise payable administrative charges. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Contractholders’ quarterly statements.
We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Contractholders in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders. We will provide written notices to Contractholders when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Contractholder’s quarterly statements reflect direct deductions from the Contractholder’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.
A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.
State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.
B-2

Mutual of America Separate Account No. 2
320 Park Avenue, New York, New York 10022-6839
You May Obtain More Information

Registration Statement. We have filed with the SEC a Registration Statement about this Contract and Separate Account No. 2. The Registration Statement includes this Prospectus, a Statement of Additional Information (the “SAI”), and exhibits.
Statement of Additional Information. The SAI contains additional information about this Contract, the Separate Account, and our operations. We incorporate the SAI into this Prospectus by reference.
How to Obtain the SAI and Reports. You may obtain a free copy of the SAI by:
•
writing to Mutual of America at 320 Park Avenue, New York, NY 10022-6839, or
•
calling 800.574.9267 and asking for Mutual of America.
You may obtain the SAI and other information free of charge through the Mutual of America Life Insurance Company website at http://www.mutualofamerica.com.
The SEC has a website at http://www.sec.gov. Reports and other information about this Contract and Separate Account No. 2 are available through that SEC website. You also may obtain copies of reports and other information about the Separate Account, upon your payment of a duplicating fee, by electronic request at this e-mail address: publicinfo@sec.gov.
Where to Direct Questions. To request other information about the Contracts, or to make investor inquiries about the Separate Account, you also can contact your registered representative at Mutual of America.
Investment Company Act of 1940 File Number 811-03996
Securities Act of 1933 Registration Number 2-90201
EDGAR Contract identifier C000025767.
Prospectus dated May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION
FOR
GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS
including
Thrift Plan Contracts
Tax-Deferred Annuity Contracts
Voluntary Employee Contribution Contracts
Section 457 Contracts
Individual Retirement Annuity Contracts
Flexible Premium Annuity Contracts
Issued By
MUTUAL OF AMERICA LIFE INSURANCE COMPANY
320 Park Avenue
New York, New York 10022-6839
Through its
SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current Prospectuses and Summary Prospectuses for the Contracts that we offer (“Contracts”).
You may obtain a copy of the Prospectus or Summary Prospectus, dated May 1, 2023, by calling 800.574.9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.
This Statement Of Additional Information Is Not A Prospectus, And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2024

GENERAL INFORMATION
Mutual of America

Mutual of America Life Insurance Company (“Mutual of America,” or the “Company,” “we,” “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our Home Office address is 320 Park Avenue, New York, New York 10022.
We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.
We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2023, we had total assets, on a basis, of approximately $24.0 billion. We are registered as an investment adviser under the Investment Advisers Act of 1940 for the limited purpose of providing investment allocation services to certain defined benefit pension plans. Mutual of America and its subsidiaries sometimes use the trade name Mutual of America Financial Group.
Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS
The Prospectus discusses the principal risks associated with the Contracts, which include the financial risks associated with an investment in the Subaccounts and the Interest Accumulation Account, and that as designed to serve the pension, retirement or long-term savings needs, the Contracts are not designed to be source of ready liquidity. Some non-principal risks include, among other things:
•
Contribution limits. As discussed in the “Taxes” section of the Prospectus, an employee participating in certain tax-qualified defined contribution plans is subject to an annual contribution limit. Thus, the Contract is not an investment vehicle to which an employee can make unlimited Contributions (if such a feature were desired).
•
Low interest rates. The low interest rate environment that has persisted since 2008 has impacted annuities in several ways, including (a) low crediting rates for fixed general account products (like the Interest Accumulation Account) and (b) possible reductions to annuity purchase rates – thereby lowering annuity payments.

SERVICES
Payments Received by Us from the Underlying Funds

We or our affiliates have entered into agreements with the investment adviser, transfer agent and/or distributor of certain of the Underlying Funds. Under the terms of these agreements, we or our affiliates will receive payments of up to 0.25% of the average daily net assets invested by the Separate Account in the Underlying Funds in connection with our provision of administrative support, distribution and/or recordkeeping services to the Underlying Funds. These services provided to the Underlying Funds are in addition to the services provided and expenses incurred by us and our affiliates in marketing and administering the variable annuity contracts.
Service Providers

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts. Mid-Atlantic Trust Company, located at 1251 Waterfront Place, Suite 510, Pittsburgh, PA 15222, provides trading and custodial services for the shares of the Underlying Funds owned by us.
KPMG LLP, located at 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm of the Separate Account. They have served as the auditor of one or more of Mutual of America Life Insurance Company’s separate accounts since 2002. They have audited the accompanying financial statements of Mutual of America Separate Account No. 2.

PURCHASE OF SECURITIES BEING OFFERED
Information on purchase of the Contracts and exchange privileges between the subaccounts is set forth in the Prospectus. We do not charge a sales load in connection with sales of the Contract.
We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

UNDERWRITER
Mutual of America Securities LLC (“Securities LLC”), an indirect wholly-owned subsidiary of Mutual of America, located at 320 Park Avenue, New York, New York 10022, serves as principal underwriter for the Contracts. Securities LLC is registered with the Securities and Exchange Commission (SEC) as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of Securities LLC.
We offer the Contracts for sale on a continuous basis through certain of our employees. Securities LLC has no employees, and all registered representatives of Securities LLC are employees of Mutual of America. Pursuant to a Distribution Agreement between Securities LLC and us, we cover the expenses incurred by Securities LLC to distribute the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2023 and 2022, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2023, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 30, 2024, covering the December 31, 2023, 2022 and 2021 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION
We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS
The Financial Statements of Mutual of America Separate Account No. 2 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.
The statutory statements of financial condition of Mutual of America Life Insurance Company (the “Company”) as of December 31, 2023 and 2022, and the related statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2023, have been included herein in reliance upon the reports of KPMG LLP, independent auditors. The audit report, dated April 30, 2024, covering the December 31, 2023, 2022 and 2021 statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.
When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2023 are included as follows:
Financial Statements of Mutual of America for 2023, 2022 and 2021 are included as follows:
You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Mutual of America Life Insurance Company and Contract Owners of
Mutual of America Separate Account No. 2:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the subaccounts listed in the Appendix, each a subaccount comprising Mutual of America Separate Account No. 2 (the Subaccounts), as of December 31, 2023, the related statements of operations for the year or periods listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated in Note 5. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2023, the results of their operations for the year or periods listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Subaccounts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with custodians and transfer agents of the underlying investments, when replies were not received from transfer agents we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America Life Insurance Company separate accounts since 2002.
New York, New York
April 30, 2024

Appendix
Statements of Assets and Liabilities as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
MOA FUNDS CORPORATION
Equity Index Fund
All America Fund
Small Cap Value Fund
Small Cap Growth Fund
Small Cap Equity Index Fund
Mid Cap Value Fund
Mid Cap Equity Index Fund
Balanced Fund
International Fund
Money Market Fund
Intermediate Bond Fund
Core Bond Fund
Retirement Income Fund
MoA Clear Passage 2015 Fund
MoA Clear Passage 2020 Fund
MoA Clear Passage 2025 Fund
MoA Clear Passage 2030 Fund
MoA Clear Passage 2035 Fund
MoA Clear Passage 2040 Fund
MoA Clear Passage 2045 Fund
MoA Clear Passage 2050 Fund
MoA Clear Passage 2055 Fund
MoA Clear Passage 2060 Fund
MoA Clear Passage 2065 Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
VARIABLE INSURANCE PRODUCTS FUND
VIP Equity-Income Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
VIP Contrafund Portfolio
VARIABLE INSURANCE PRODUCTS FUND V
VIP Asset Manager Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
VIP Mid Cap Portfolio
VANGUARD VARIABLE INSURANCE FUNDS
VIF Diversified Value Portfolio
VIF International Portfolio
VIF Real Estate Index Portfolio
VIF Total Bond Market Index Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
VIT Small Cap Equity Insights Fund
VIT US Equity Insights Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Capital Appreciation Fund
AMERICAN FUNDS INSURANCE SERIES
New World Fund
CALVERT VARIABLE SERIES, INC.
VP SRI Balanced Portfolio
DELAWARE VIP TRUST
VIP Small Cap Value Series
DEUTSCHE DWS VARIABLE SERIES I
Capital Growth VIP
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Main Street Fund
MFS VARIABLE INVESTMENT TRUST III
MFS VIT III Mid Cap Value Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Sustainable Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST
VIT Real Return Portfolio
T. ROWE PRICE EQUITY SERIES, INC.
Blue Chip Growth Portfolio
VICTORY VARIABLE INSURANCE FUNDS
Victory RS Small Cap Growth Equity VIP Series

Statements of Assets and Liabilities as of December 31, 2023, the related statements of operations and changes in net assets for the period November 3, 2023 (commencement of operations) to December 31, 2023.
VARIABLE INSURANCE PRODUCTS FUND II
VIP Index 500 Portfolio
VIP Extended Market Portfolio
VARIABLE INSURANCE PRODUCTS FUND V
VIP Freedom Income Portfolio
VIP Freedom 2020 Portfolio
VIP Freedom 2025 Portfolio
VIP Freedom 2030 Portfolio
VIP Freedom 2035 Portfolio
VIP Freedom 2040 Portfolio
VIP Freedom 2045 Portfolio
VIP Freedom 2050 Portfolio
VIP Freedom 2055 Portfolio
VIP Freedom 2060 Portfolio
VARIABLE INSURANCE PRODUCTS FUND III
VIP Value Strategies Portfolio
VANGUARD VARIABLE INSURANCE FUNDS
VIF Small Company Growth Portfolio
VIF Mid-Cap Index Portfolio
VIF Total International Stock Market Index Portfolio
VIF Short-Term Investment Grade Portfolio
VIF Conservative Allocation Portfolio
VIF Balanced Portfolio
GOLDMAN SACHS VARIABLE INSURANCE TRUST
VIT Government Money Market Fund
DFA VARIABLE ANNUITY
U.S. Targeted Value Portfolio
AMERICAN FUNDS INSURANCE SERIES
The Bond Fund of America
Managed Risk Growth-Income Fund

Statements of operations and changes in net assets for the period January 1, 2023 to November 3, 2023 (Date of Substitution) and statements of changes in net assets for the year ended December 31, 2022.
MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.
Equity Index Portfolio
All America Portfolio
Small Cap Value Portfolio
Small Cap Growth Portfolio
Small Cap Equity Index Portfolio
Mid Cap Value Portfolio
Mid-Cap Equity Index Portfolio
International Portfolio
Money Market Portfolio
Mid-Term Bond Portfolio
Bond Portfolio
Retirement Income Portfolio
2015 Retirement Portfolio
2020 Retirement Portfolio
2025 Retirement Portfolio
2030 Retirement Portfolio
2035 Retirement Portfolio
2040 Retirement Portfolio
2045 Retirement Portfolio
2050 Retirement Portfolio
2055 Retirement Portfolio
2060 Retirement Portfolio
Conservative Allocation Portfolio
Moderate Allocation Portfolio
Aggressive Allocation Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	MoA Funds
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Investments at fair value
(Cost:
Equity Index Fund -- $648,273,919
All America Fund -- $241,159,267
Small Cap Value Fund -- $149,225,202
Small Cap Growth Fund -- $233,106,985)
(Notes 2 and 3)	$1,018,824,507	$236,630,540	$147,877,973	$207,223,683
Due From (To) Mutual of America General Account	562,171	26,384	40,033	55,551
Net Assets	$1,019,386,678	$236,656,924	$147,918,006	$207,279,234
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$173,817,098	$49,243,659	$24,353,424	$33,440,035
Tier 1 Reduced Fee Units(a)	$121,381,325	$29,498,877	$18,044,795	$26,496,967
Certain National Accounts - Tier 2 Reduced Fee Units	$10,987,115	$980,074	$825,739	$1,127,277
Tier 2 Reduced Fee Units	$76,691,734	$11,062,965	$9,765,593	$13,372,365
Certain National Accounts - Tier 3 Reduced Fee Units	$43,236,752	$6,664,655	$5,874,390	$8,225,461
Certain National Accounts - Tier 4 Reduced Fee Units	$11,757,914	$1,222,843	$1,377,049	$2,460,664
Tier 3 Reduced Fee Units	$276,252,525	$50,447,400	$38,644,870	$54,030,218
Tier 4 Reduced Fee Units	$103,382,821	$17,857,441	$13,340,591	$20,418,897
Certain National Accounts - Tier 5 Reduced Fee Units	$5,909,827	$832,736	$637,585	$894,751
Tier 5 Reduced Fee Units	$44,374,320	$6,301,925	$5,746,334	$8,669,667
Standard Units(b)	$68,268,553	$16,961,253	$11,779,929	$15,771,067
Inactive and Voluntary Employee Contribution Units	$83,326,694	$45,583,096	$17,527,707	$22,371,865
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	13,155,161	1,525,027	8,226,702	9,712,753
Tier 1 Reduced Fee Units(a)	8,217,479	817,145	5,451,871	6,883,416
Certain National Accounts - Tier 2 Reduced Fee Units	747,020	27,266	250,550	294,099
Tier 2 Reduced Fee Units	5,226,060	308,464	2,969,823	3,496,644
Certain National Accounts - Tier 3 Reduced Fee Units	2,946,313	185,828	1,786,466	2,150,817
Certain National Accounts - Tier 4 Reduced Fee Units	805,924	34,296	421,248	647,234
Tier 3 Reduced Fee Units	18,977,874	1,418,050	11,848,389	14,243,817
Tier 4 Reduced Fee Units	7,227,100	510,796	4,163,130	5,479,016
Certain National Accounts - Tier 5 Reduced Fee Units	447,677	25,812	215,582	260,124
Tier 5 Reduced Fee Units	3,376,590	196,222	1,951,708	2,531,829
Standard Units(b)	5,332,959	542,167	4,107,402	4,728,136
Inactive and Voluntary Employee Contribution Units	6,640,375	1,486,420	6,234,640	6,842,290
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.213	$32.290	$2.960	$3.443
Tier 1 Reduced Fee Units(a)	$14.771	$36.100	$3.310	$3.849
Certain National Accounts - Tier 2 Reduced Fee Units	$14.708	$35.946	$3.296	$3.833
Tier 2 Reduced Fee Units	$14.675	$35.865	$3.288	$3.824
Certain National Accounts - Tier 3 Reduced Fee Units	$14.675	$35.865	$3.288	$3.824
Certain National Accounts - Tier 4 Reduced Fee Units	$14.589	$35.655	$3.269	$3.802

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund
Tier 3 Reduced Fee Units	$14.557	$35.575	$3.262	$3.793
Tier 4 Reduced Fee Units	$14.305	$34.960	$3.204	$3.727
Certain National Accounts - Tier 5 Reduced Fee Units	$13.201	$32.261	$2.958	$3.440
Tier 5 Reduced Fee Units	$13.142	$32.116	$2.944	$3.424
Standard Units(b)	$12.801	$31.284	$2.868	$3.336
Inactive and Voluntary Employee Contribution Units	$12.548	$30.666	$2.811	$3.270

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MoA Funds
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund
Investments at fair value
(Cost:
Small Cap Equity Index Fund -- $37,809,150
Mid Cap Value Fund -- $63,225,286
Mid Cap Equity Index Fund -- $415,571,222)
Balanced Fund -- $153,626,255)
(Notes 2 and 3)	$33,826,861	$61,829,248	$425,379,258	$161,521,843
Due From (To) Mutual of America General Account	(1,562)	31,748	223,250	5,994
Net Assets	$33,825,299	$61,860,996	$425,602,508	$161,527,837
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$5,320,987	$9,331,473	$80,764,586	$35,632,039
Tier 1 Reduced Fee Units(a)	$3,305,558	$9,084,825	$50,958,528	$16,071,482
Certain National Accounts - Tier 2 Reduced Fee Units	$520,226	$699,885	$3,641,830	$2,065,950
Tier 2 Reduced Fee Units	$3,224,167	$4,861,652	$29,523,831	$8,994,789
Certain National Accounts - Tier 3 Reduced Fee Units	$1,664,588	$2,465,000	$16,241,798	$6,188,974
Certain National Accounts - Tier 4 Reduced Fee Units	$481,494	$536,629	$4,939,904	$1,410,910
Tier 3 Reduced Fee Units	$10,426,356	$15,760,309	$113,809,857	$40,700,762
Tier 4 Reduced Fee Units	$4,111,658	$7,803,019	$43,580,355	$12,099,098
Certain National Accounts - Tier 5 Reduced Fee Units	$203,154	$295,715	$1,977,054	$661,100
Tier 5 Reduced Fee Units	$1,708,336	$2,689,545	$17,085,641	$5,705,414
Standard Units(b)	$2,260,668	$5,004,054	$29,947,993	$10,476,458
Inactive and Voluntary Employee Contribution Units	$598,107	$3,328,890	$33,131,131	$21,520,861
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	403,316	3,049,487	11,136,086	2,346,398
Tier 1 Reduced Fee Units(a)	241,751	2,655,536	6,285,151	946,662
Certain National Accounts - Tier 2 Reduced Fee Units	38,171	205,459	451,106	122,214
Tier 2 Reduced Fee Units	237,101	1,430,394	3,665,311	533,300
Certain National Accounts - Tier 3 Reduced Fee Units	122,412	725,252	2,016,379	366,943
Certain National Accounts - Tier 4 Reduced Fee Units	35,523	158,813	616,886	84,138
Tier 3 Reduced Fee Units	770,946	4,674,726	14,244,346	2,432,607
Tier 4 Reduced Fee Units	306,546	2,355,431	5,550,986	735,689
Certain National Accounts - Tier 5 Reduced Fee Units	15,371	96,727	272,853	43,573
Tier 5 Reduced Fee Units	129,842	883,699	2,368,622	377,739
Standard Units(b)	175,688	1,687,909	4,262,176	712,067
Inactive and Voluntary Employee Contribution Units	47,279	1,145,468	4,810,175	1,492,169
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.193	$3.060	$7.253	$15.186
Tier 1 Reduced Fee Units(a)	$13.673	$3.421	$8.108	$16.977
Certain National Accounts - Tier 2 Reduced Fee Units	$13.629	$3.406	$8.073	$16.904
Tier 2 Reduced Fee Units	$13.598	$3.399	$8.055	$16.866
Certain National Accounts - Tier 3 Reduced Fee Units	$13.598	$3.399	$8.055	$16.866
Certain National Accounts - Tier 4 Reduced Fee Units	$13.555	$3.379	$8.008	$16.769
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	Small Cap Equity Index Fund	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund
Tier 3 Reduced Fee Units	$13.524	$3.371	$7.990	$16.731
Tier 4 Reduced Fee Units	$13.413	$3.313	$7.851	$16.446
Certain National Accounts - Tier 5 Reduced Fee Units	$13.216	$3.057	$7.246	$15.172
Tier 5 Reduced Fee Units	$13.157	$3.044	$7.213	$15.104
Standard Units(b)	$12.867	$2.965	$7.026	$14.713
Inactive and Voluntary Employee Contribution Units	$12.651	$2.906	$6.888	$14.423

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MoA Funds
	International Fund	Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Investments at fair value
(Cost:
International Fund -- $37,162,211
Money Market Fund -- $115,047,706
Intermediate Bond Fund -- $81,295,245)
Core Bond Fund -- $183,499,597)
(Notes 2 and 3)	$38,348,571	$114,525,119	$76,936,240	$161,778,552
Due From (To) Mutual of America General Account	16,179	(6,296)	2,692	10,178
Net Assets	$38,364,750	$114,518,823	$76,938,932	$161,788,730
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,980,671	$24,595,203	$11,012,590	$21,759,729
Tier 1 Reduced Fee Units(a)	$6,234,110	$15,283,679	$10,043,642	$18,277,484
Certain National Accounts - Tier 2 Reduced Fee Units	$213,860	$866,337	$868,061	$2,635,210
Tier 2 Reduced Fee Units	$3,942,302	$9,762,537	$7,454,529	$12,999,952
Certain National Accounts - Tier 3 Reduced Fee Units	$1,888,551	$3,859,136	$3,566,176	$7,833,435
Certain National Accounts - Tier 4 Reduced Fee Units	$497,617	$674,362	$911,835	$1,511,621
Tier 3 Reduced Fee Units	$11,778,269	$31,625,094	$22,317,629	$50,542,532
Tier 4 Reduced Fee Units	$5,423,049	$8,660,183	$6,651,884	$16,752,009
Certain National Accounts - Tier 5 Reduced Fee Units	$321,455	$735,207	$584,663	$602,909
Tier 5 Reduced Fee Units	$2,110,726	$3,966,727	$3,363,787	$7,388,698
Standard Units(b)	$2,551,971	$5,593,993	$4,809,270	$9,925,443
Inactive and Voluntary Employee Contribution Units	$1,422,169	$8,896,365	$5,354,866	$11,559,708
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,503,438	10,057,406	4,535,641	3,484,412
Tier 1 Reduced Fee Units(a)	4,272,546	5,589,282	3,699,942	2,617,739
Certain National Accounts - Tier 2 Reduced Fee Units	147,202	318,164	321,164	379,046
Tier 2 Reduced Fee Units	2,719,684	3,593,647	2,764,219	1,874,111
Certain National Accounts - Tier 3 Reduced Fee Units	1,302,859	1,420,570	1,322,376	1,129,291
Certain National Accounts - Tier 4 Reduced Fee Units	345,307	249,652	340,068	219,177
Tier 3 Reduced Fee Units	8,191,521	11,734,733	8,342,160	7,344,939
Tier 4 Reduced Fee Units	3,838,302	3,269,271	2,528,593	2,476,064
Certain National Accounts - Tier 5 Reduced Fee Units	244,223	300,897	241,006	96,627
Tier 5 Reduced Fee Units	1,610,864	1,630,772	1,392,850	1,189,524
Standard Units(b)	1,999,365	2,360,971	2,044,398	1,640,446
Inactive and Voluntary Employee Contribution Units	1,136,659	3,830,280	2,322,062	1,948,943
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.317	$2.445	$2.428	$6.245
Tier 1 Reduced Fee Units(a)	$1.459	$2.734	$2.715	$6.982
Certain National Accounts - Tier 2 Reduced Fee Units	$1.453	$2.723	$2.703	$6.952
Tier 2 Reduced Fee Units	$1.450	$2.717	$2.697	$6.937
Certain National Accounts - Tier 3 Reduced Fee Units	$1.450	$2.717	$2.697	$6.937
Certain National Accounts - Tier 4 Reduced Fee Units	$1.441	$2.701	$2.681	$6.897
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	International Fund	Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Tier 3 Reduced Fee Units	$1.438	$2.695	$2.675	$6.881
Tier 4 Reduced Fee Units	$1.413	$2.649	$2.631	$6.766
Certain National Accounts - Tier 5 Reduced Fee Units	$1.316	$2.443	$2.426	$6.240
Tier 5 Reduced Fee Units	$1.310	$2.432	$2.415	$6.211
Standard Units(b)	$1.276	$2.369	$2.352	$6.050
Inactive and Voluntary Employee Contribution Units	$1.251	$2.323	$2.306	$5.931

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MoA Funds
	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund
Investments at fair value
(Cost:
Retirement Income Fund -- $105,811,489
Clear Passage 2015 Fund -- $87,839,466
Clear Passage 2020 Fund -- $325,660,532)
Clear Passage 2025 Fund -- $663,656,546)
(Notes 2 and 3)	$96,629,452	$77,257,774	$293,561,920	$635,794,002
Due From (To) Mutual of America General Account	11,833	79	188,128	2,302
Net Assets	$96,641,285	$77,257,853	$293,750,048	$635,796,304
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11,208,631	$19,372,028	$47,329,987	$64,887,972
Tier 1 Reduced Fee Units(a)	$12,802,711	$9,003,546	$50,331,652	$90,138,766
Certain National Accounts - Tier 2 Reduced Fee Units	$204,457	$1,743,759	$1,474,988	$2,259,753
Tier 2 Reduced Fee Units	$7,892,216	$6,144,567	$20,715,782	$58,649,250
Certain National Accounts - Tier 3 Reduced Fee Units	$7,166,654	$4,030,639	$17,949,032	$39,502,410
Certain National Accounts - Tier 4 Reduced Fee Units	$3,128,906	$1,340,197	$8,149,533	$17,283,263
Tier 3 Reduced Fee Units	$29,721,023	$19,143,705	$86,340,826	$210,008,842
Tier 4 Reduced Fee Units	$11,336,359	$7,821,436	$26,894,042	$70,425,029
Certain National Accounts - Tier 5 Reduced Fee Units	$696,664	$612,715	$3,193,410	$6,089,193
Tier 5 Reduced Fee Units	$4,931,687	$2,797,752	$11,807,465	$31,613,108
Standard Units(b)	$5,429,474	$2,578,347	$13,292,042	$34,106,995
Inactive and Voluntary Employee Contribution Units	$2,122,503	$2,669,162	$6,271,289	$10,831,723
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	6,376,449	10,449,438	23,912,611	29,661,189
Tier 1 Reduced Fee Units(a)	6,575,744	4,384,610	22,958,650	37,199,203
Certain National Accounts - Tier 2 Reduced Fee Units	105,465	852,841	675,711	936,583
Tier 2 Reduced Fee Units	4,080,288	3,011,972	9,511,527	24,362,476
Certain National Accounts - Tier 3 Reduced Fee Units	3,705,172	1,975,757	8,241,190	16,409,016
Certain National Accounts - Tier 4 Reduced Fee Units	1,626,963	660,750	3,763,537	7,221,158
Tier 3 Reduced Fee Units	15,489,186	9,459,385	39,963,113	87,941,486
Tier 4 Reduced Fee Units	6,012,274	3,933,446	12,669,416	30,016,456
Certain National Accounts - Tier 5 Reduced Fee Units	396,676	330,800	1,614,867	2,785,891
Tier 5 Reduced Fee Units	2,820,736	1,517,273	5,997,756	14,528,603
Standard Units(b)	3,188,062	1,435,490	6,931,516	16,091,682
Inactive and Voluntary Employee Contribution Units	1,271,353	1,515,937	3,336,111	5,213,248
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.758	$1.854	$1.979	$2.188
Tier 1 Reduced Fee Units(a)	$1.947	$2.053	$2.192	$2.423
Certain National Accounts - Tier 2 Reduced Fee Units	$1.939	$2.045	$2.183	$2.413
Tier 2 Reduced Fee Units	$1.934	$2.040	$2.178	$2.407
Certain National Accounts - Tier 3 Reduced Fee Units	$1.934	$2.040	$2.178	$2.407
Certain National Accounts - Tier 4 Reduced Fee Units	$1.923	$2.028	$2.165	$2.393
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund
Tier 3 Reduced Fee Units	$1.919	$2.024	$2.161	$2.388
Tier 4 Reduced Fee Units	$1.886	$1.988	$2.123	$2.346
Certain National Accounts - Tier 5 Reduced Fee Units	$1.756	$1.852	$1.978	$2.186
Tier 5 Reduced Fee Units	$1.748	$1.844	$1.969	$2.176
Standard Units(b)	$1.703	$1.796	$1.918	$2.120
Inactive and Voluntary Employee Contribution Units	$1.669	$1.761	$1.880	$2.078

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MoA Funds
	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund
Investments at fair value
(Cost:
Clear Passage 2030 Fund -- $724,621,521
Clear Passage 2035 Fund -- $641,987,835
Clear Passage 2040 Fund -- $552,385,675)
Clear Passage 2045 Fund -- $581,567,810)
(Notes 2 and 3)	$725,803,989	$660,797,987	$575,798,440	$610,962,680
Due From (To) Mutual of America General Account	36,013	86,268	55,242	50,991
Net Assets	$725,840,002	$660,884,255	$575,853,682	$611,013,671
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$49,813,157	$38,579,382	$31,816,016	$28,348,837
Tier 1 Reduced Fee Units(a)	$109,009,472	$88,882,727	$69,904,718	$74,552,455
Certain National Accounts - Tier 2 Reduced Fee Units	$4,461,185	$3,276,078	$2,413,109	$3,612,815
Tier 2 Reduced Fee Units	$58,802,177	$54,227,872	$47,575,445	$51,321,907
Certain National Accounts - Tier 3 Reduced Fee Units	$39,389,055	$41,541,139	$37,188,513	$37,392,945
Certain National Accounts - Tier 4 Reduced Fee Units	$20,867,415	$15,033,684	$11,147,669	$13,849,023
Tier 3 Reduced Fee Units	$248,781,073	$237,335,387	$210,789,563	$221,411,865
Tier 4 Reduced Fee Units	$94,992,815	$85,434,362	$74,935,681	$80,196,671
Certain National Accounts - Tier 5 Reduced Fee Units	$7,362,685	$6,311,529	$4,381,434	$5,536,711
Tier 5 Reduced Fee Units	$36,565,717	$36,146,269	$33,726,038	$34,357,202
Standard Units(b)	$44,885,593	$43,553,868	$40,184,808	$46,334,210
Inactive and Voluntary Employee Contribution Units	$10,909,658	$10,561,958	$11,790,688	$14,099,030
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	20,607,265	15,184,292	12,092,075	10,780,087
Tier 1 Reduced Fee Units(a)	40,713,033	31,584,353	23,987,248	25,594,808
Certain National Accounts - Tier 2 Reduced Fee Units	1,673,354	1,169,173	831,609	1,245,671
Tier 2 Reduced Fee Units	22,105,841	19,396,462	16,432,468	17,735,242
Certain National Accounts - Tier 3 Reduced Fee Units	14,807,754	14,858,616	12,844,841	12,921,830
Certain National Accounts - Tier 4 Reduced Fee Units	7,890,596	5,408,675	3,872,812	4,813,822
Tier 3 Reduced Fee Units	94,283,003	85,578,476	73,395,640	77,134,010
Tier 4 Reduced Fee Units	36,642,299	31,355,937	26,557,501	28,437,578
Certain National Accounts - Tier 5 Reduced Fee Units	3,048,582	2,486,363	1,666,724	2,107,325
Tier 5 Reduced Fee Units	15,208,707	14,303,639	12,887,468	13,135,696
Standard Units(b)	19,165,644	17,693,554	15,763,892	18,185,947
Inactive and Voluntary Employee Contribution Units	4,752,034	4,377,081	4,718,461	5,645,194
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.417	$2.541	$2.631	$2.630
Tier 1 Reduced Fee Units(a)	$2.678	$2.814	$2.914	$2.913
Certain National Accounts - Tier 2 Reduced Fee Units	$2.666	$2.802	$2.902	$2.900
Tier 2 Reduced Fee Units	$2.660	$2.796	$2.895	$2.894
Certain National Accounts - Tier 3 Reduced Fee Units	$2.660	$2.796	$2.895	$2.894
Certain National Accounts - Tier 4 Reduced Fee Units	$2.645	$2.780	$2.878	$2.877
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund
Tier 3 Reduced Fee Units	$2.639	$2.773	$2.872	$2.870
Tier 4 Reduced Fee Units	$2.592	$2.725	$2.822	$2.820
Certain National Accounts - Tier 5 Reduced Fee Units	$2.415	$2.538	$2.629	$2.627
Tier 5 Reduced Fee Units	$2.404	$2.527	$2.617	$2.616
Standard Units(b)	$2.342	$2.462	$2.549	$2.548
Inactive and Voluntary Employee Contribution Units	$2.296	$2.413	$2.499	$2.498

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MoA Funds
	Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund
Investments at fair value
(Cost:
Clear Passage 2050 Fund -- $448,152,380
Clear Passage 2055 Fund -- $237,560,501
Clear Passage 2060 Fund -- $122,568,077)
Clear Passage 2065 Fund -- $35,097,714)
(Notes 2 and 3)	$468,961,862	$247,109,786	$126,136,882	$36,534,449
Due From (To) Mutual of America General Account	65,148	(15,704)	(5,389)	(2,694)
Net Assets	$469,027,010	$247,094,082	$126,131,493	$36,531,755
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$14,658,055	$4,861,271	$2,412,964	$1,344,110
Tier 1 Reduced Fee Units(a)	$52,694,175	$24,026,758	$12,892,908	$2,875,546
Certain National Accounts - Tier 2 Reduced Fee Units	$2,312,302	$2,002,143	$626,696	$260,568
Tier 2 Reduced Fee Units	$41,016,824	$19,300,569	$8,201,576	$3,144,700
Certain National Accounts - Tier 3 Reduced Fee Units	$33,337,468	$17,809,840	$11,132,888	$3,831,726
Certain National Accounts - Tier 4 Reduced Fee Units	$9,042,972	$4,907,869	$3,036,051	$659,774
Tier 3 Reduced Fee Units	$174,818,790	$94,927,552	$48,083,336	$12,261,757
Tier 4 Reduced Fee Units	$70,480,934	$38,761,745	$19,972,047	$5,949,572
Certain National Accounts - Tier 5 Reduced Fee Units	$4,254,102	$2,422,894	$964,948	$393,530
Tier 5 Reduced Fee Units	$26,079,358	$15,444,780	$7,919,072	$2,577,533
Standard Units(b)	$34,246,634	$20,245,094	$10,064,695	$3,088,397
Inactive and Voluntary Employee Contribution Units	$6,085,396	$2,383,567	$824,312	$144,544
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,693,055	2,675,468	161,965	94,678
Tier 1 Reduced Fee Units(a)	18,948,591	12,625,528	835,007	198,108
Certain National Accounts - Tier 2 Reduced Fee Units	835,064	1,056,602	40,720	17,982
Tier 2 Reduced Fee Units	14,846,171	10,208,430	534,109	217,392
Certain National Accounts - Tier 3 Reduced Fee Units	12,066,604	9,419,956	725,004	264,886
Certain National Accounts - Tier 4 Reduced Fee Units	3,292,241	2,608,140	198,353	45,688
Tier 3 Reduced Fee Units	63,789,348	50,559,698	3,148,495	850,549
Tier 4 Reduced Fee Units	26,142,731	20,871,258	1,318,613	414,816
Certain National Accounts - Tier 5 Reduced Fee Units	1,653,714	1,334,654	64,656	27,673
Tier 5 Reduced Fee Units	10,183,756	8,546,159	533,008	181,870
Standard Units(b)	13,728,681	11,500,372	692,668	220,966
Inactive and Voluntary Employee Contribution Units	2,488,584	1,381,251	57,703	10,453
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.575	$1.817	$14.898	$14.197
Tier 1 Reduced Fee Units(a)	$2.781	$1.903	$15.440	$14.515
Certain National Accounts - Tier 2 Reduced Fee Units	$2.769	$1.895	$15.390	$14.490
Tier 2 Reduced Fee Units	$2.763	$1.891	$15.356	$14.466
Certain National Accounts - Tier 3 Reduced Fee Units	$2.763	$1.891	$15.356	$14.466
Certain National Accounts - Tier 4 Reduced Fee Units	$2.747	$1.882	$15.306	$14.441
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund
Tier 3 Reduced Fee Units	$2.741	$1.878	$15.272	$14.416
Tier 4 Reduced Fee Units	$2.696	$1.857	$15.146	$14.343
Certain National Accounts - Tier 5 Reduced Fee Units	$2.572	$1.815	$14.924	$14.221
Tier 5 Reduced Fee Units	$2.561	$1.807	$14.857	$14.172
Standard Units(b)	$2.495	$1.760	$14.530	$13.977
Inactive and Voluntary Employee Contribution Units	$2.445	$1.726	$14.285	$13.828

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MoA Funds
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investments at fair value
(Cost:
Conservative Allocation Fund -- $117,038,233
Moderate Allocation Fund -- $313,490,240
Aggressive Allocation Fund -- $263,896,898)
(Notes 2 and 3)	$108,064,909	$299,276,750	$252,928,883
Due From (To) Mutual of America General Account	52,838	24,789	48,605
Net Assets	$108,117,747	$299,301,539	$252,977,488
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$20,269,490	$37,111,203	$23,461,351
Tier 1 Reduced Fee Units(a)	$11,115,887	$35,411,507	$31,874,718
Certain National Accounts - Tier 2 Reduced Fee Units	$392,782	$4,403,880	$2,974,496
Tier 2 Reduced Fee Units	$5,998,338	$20,809,099	$21,785,062
Certain National Accounts - Tier 3 Reduced Fee Units	$5,480,825	$17,246,664	$12,076,242
Certain National Accounts - Tier 4 Reduced Fee Units	$2,481,900	$5,955,839	$3,358,997
Tier 3 Reduced Fee Units	$33,373,412	$90,930,456	$77,625,084
Tier 4 Reduced Fee Units	$11,363,657	$34,270,300	$28,074,102
Certain National Accounts - Tier 5 Reduced Fee Units	$1,178,025	$3,023,423	$1,111,647
Tier 5 Reduced Fee Units	$4,097,904	$14,602,464	$13,085,050
Standard Units(b)	$8,435,809	$22,913,647	$21,297,511
Inactive and Voluntary Employee Contribution Units	$3,929,718	$12,623,057	$16,253,228
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	8,742,723	10,952,527	5,462,352
Tier 1 Reduced Fee Units(a)	4,288,224	9,348,650	6,638,702
Certain National Accounts - Tier 2 Reduced Fee Units	152,177	1,167,631	622,176
Tier 2 Reduced Fee Units	2,329,208	5,529,695	4,567,062
Certain National Accounts - Tier 3 Reduced Fee Units	2,128,253	4,583,033	2,531,686
Certain National Accounts - Tier 4 Reduced Fee Units	969,315	1,591,845	708,280
Tier 3 Reduced Fee Units	13,063,468	24,358,299	16,405,001
Tier 4 Reduced Fee Units	4,523,898	9,338,694	6,036,478
Certain National Accounts - Tier 5 Reduced Fee Units	508,558	893,082	259,046
Tier 5 Reduced Fee Units	1,777,079	4,332,863	3,062,974
Standard Units(b)	3,755,512	6,979,848	5,117,966
Inactive and Voluntary Employee Contribution Units	1,784,660	3,922,522	3,984,430
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.318	$3.388	$4.295
Tier 1 Reduced Fee Units(a)	$2.592	$3.788	$4.801
Certain National Accounts - Tier 2 Reduced Fee Units	$2.581	$3.772	$4.781
Tier 2 Reduced Fee Units	$2.575	$3.763	$4.770
Certain National Accounts - Tier 3 Reduced Fee Units	$2.575	$3.763	$4.770
Certain National Accounts - Tier 4 Reduced Fee Units	$2.560	$3.741	$4.742
Tier 3 Reduced Fee Units	$2.555	$3.733	$4.732
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MoA Funds
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Tier 4 Reduced Fee Units	$2.512	$3.670	$4.651
Certain National Accounts - Tier 5 Reduced Fee Units	$2.316	$3.385	$4.291
Tier 5 Reduced Fee Units	$2.306	$3.370	$4.272
Standard Units(b)	$2.246	$3.283	$4.161
Inactive and Voluntary Employee Contribution Units	$2.202	$3.218	$4.079

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	American Century	American Funds
	VP Capital Appreciation Fund	The Bond Fund of America	Managed Risk Growth- Income Fund	New World Fund
Investments at fair value
(Cost:
American Century VP Capital Appreciation Fund -- $275,596,823
American Funds The Bond Fund of America -- $5,923,367
American Funds Managed Risk Growth-Income Fund -- $4,502,341
American Funds New World Fund -- $18,077,612)
(Notes 2 and 3)	$289,162,854	$6,079,135	$4,894,601	$18,449,087
Due From (To) Mutual of America General Account	(1,939)	(4)	1,203	21
Net Assets	$289,160,915	$6,079,131	$4,895,804	$18,449,108
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$59,322,573	$6,079,131	$4,895,804	$2,435,777
Tier 1 Reduced Fee Units(a)	$35,258,595	$—	$—	$1,899,827
Certain National Accounts - Tier 2 Reduced Fee Units	$2,046,631	$—	$—	$144,926
Tier 2 Reduced Fee Units	$17,318,758	$—	$—	$1,402,797
Certain National Accounts - Tier 3 Reduced Fee Units	$10,389,741	$—	$—	$745,422
Certain National Accounts - Tier 4 Reduced Fee Units	$2,737,984	$—	$—	$253,664
Tier 3 Reduced Fee Units	$71,698,429	$—	$—	$5,991,130
Tier 4 Reduced Fee Units	$25,032,397	$—	$—	$2,062,086
Certain National Accounts - Tier 5 Reduced Fee Units	$1,107,394	$—	$—	$45,784
Tier 5 Reduced Fee Units	$11,424,956	$—	$—	$1,006,257
Standard Units	$21,274,617	$—	$—	$1,964,269
Inactive and Voluntary Employee Contribution Units	$31,548,840	$—	$—	$497,169
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	719,309	570,800	444,750	65,637
Tier 1 Reduced Fee Units(a)	382,442	—	—	47,737
Certain National Accounts - Tier 2 Reduced Fee Units	22,295	—	—	3,657
Tier 2 Reduced Fee Units	189,085	—	—	35,479
Certain National Accounts - Tier 3 Reduced Fee Units	113,434	—	—	18,853
Certain National Accounts - Tier 4 Reduced Fee Units	30,069	—	—	6,453
Tier 3 Reduced Fee Units	789,187	—	—	152,759
Tier 4 Reduced Fee Units	280,462	—	—	53,348
Certain National Accounts - Tier 5 Reduced Fee Units	13,440	—	—	1,235
Tier 5 Reduced Fee Units	139,283	—	—	27,262
Standard Units(b)	266,261	—	—	54,633
Inactive and Voluntary Employee Contribution Units	402,804	—	—	14,106
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$82.472	$10.650	$11.008	$37.111
Tier 1 Reduced Fee Units(a)	$92.193	$—	$—	$39.798
Certain National Accounts - Tier 2 Reduced Fee Units	$91.799	$—	$—	$39.628
Tier 2 Reduced Fee Units	$91.592	$—	$—	$39.538
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	American Century	American Funds
	VP Capital Appreciation Fund	The Bond Fund of America	Managed Risk Growth- Income Fund	New World Fund
Certain National Accounts - Tier 3 Reduced Fee Units	$91.592	$—	$—	$39.538
Certain National Accounts - Tier 4 Reduced Fee Units	$91.056	$—	$—	$39.308
Tier 3 Reduced Fee Units	$90.851	$—	$—	$39.219
Tier 4 Reduced Fee Units	$89.254	$—	$—	$38.654
Certain National Accounts - Tier 5 Reduced Fee Units	$82.397	$—	$—	$37.077
Tier 5 Reduced Fee Units	$82.027	$—	$—	$36.910
Standard Units(b)	$79.901	$—	$—	$35.954
Inactive and Voluntary Employee Contribution Units	$78.323	$—	$—	$35.244

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Calvert	Delaware	DFA	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	U.S. Targeted Value Portfolio	Capital Growth VIP	V.I. Main Street Fund
Investments at fair value
(Cost:
Calvert VP SRI Balanced Portfolio -- $129,627,212
Delaware VIP Small Cap Value Series -- $15,652,749
DFA VA U.S. Targeted Value Portfolio -- $6,110,431
DWS Capital Growth VIP -- $377,667,273
Invesco V.I. Main Street Fund -- $71,160,890)
(Notes 2 and 3)	$146,967,182	$14,510,930	$6,439,708	$492,043,133	$60,658,186
Due From (To) Mutual of America General Account	8,326	(263)	(5)	(72,252)	24,573
Net Assets	$146,975,508	$14,510,667	$6,439,703	$491,970,881	$60,682,759
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$23,966,335	$4,314,537	$6,439,703	$100,241,213	$9,483,568
Tier 1 Reduced Fee Units(a)	$8,505,254	$1,237,343	$—	$57,557,998	$9,861,272
Certain National Accounts - Tier 2 Reduced Fee Units	$2,858,981	$30,375	$—	$4,160,091	$632,035
Tier 2 Reduced Fee Units	$10,875,422	$755,695	$—	$27,561,534	$4,808,983
Certain National Accounts - Tier 3 Reduced Fee Units	$8,027,400	$778,831	$—	$16,186,378	$1,824,630
Certain National Accounts - Tier 4 Reduced Fee Units	$2,769,442	$410,376	$—	$4,223,461	$807,675
Tier 3 Reduced Fee Units	$36,664,415	$3,422,624	$—	$109,180,772	$17,339,690
Tier 4 Reduced Fee Units	$16,815,626	$1,417,794	$—	$41,566,815	$5,857,447
Certain National Accounts - Tier 5 Reduced Fee Units	$765,139	$126,613	$—	$1,351,810	$163,407
Tier 5 Reduced Fee Units	$7,140,628	$697,338	$—	$16,425,724	$2,600,497
Standard Units(b)	$15,568,773	$737,573	$—	$31,862,396	$4,774,503
Inactive and Voluntary Employee Contribution Units	$13,018,093	$581,568	$—	$81,652,689	$2,529,052
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,757,596	324,007	559,689	530,424	118,968
Tier 1 Reduced Fee Units(a)	875,400	90,240	—	272,446	110,659
Certain National Accounts - Tier 2 Reduced Fee Units	295,527	2,220	—	19,776	7,123
Tier 2 Reduced Fee Units	1,126,702	55,362	—	131,316	54,319
Certain National Accounts - Tier 3 Reduced Fee Units	831,645	57,057	—	77,119	20,610
Certain National Accounts - Tier 4 Reduced Fee Units	288,582	30,132	—	20,241	9,176
Tier 3 Reduced Fee Units	3,829,129	251,872	—	524,426	197,447
Tier 4 Reduced Fee Units	1,786,677	105,043	—	203,161	67,867
Certain National Accounts - Tier 5 Reduced Fee Units	88,115	9,487	—	7,160	2,052
Tier 5 Reduced Fee Units	826,042	52,486	—	87,388	32,799
Standard Units(b)	1,848,920	56,538	—	174,024	61,820
Inactive and Voluntary Employee Contribution Units	1,577,130	45,208	—	454,947	33,405
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8.691	$13.316	$11.506	$188.983	$159.432
Tier 1 Reduced Fee Units(a)	$9.716	$13.712	$—	$211.264	$89.114
Certain National Accounts - Tier 2 Reduced Fee Units	$9.674	$13.681	$—	$210.360	$88.732
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	Calvert	Delaware	DFA	DWS	Invesco
	VP SRI Balanced Portfolio	VIP Small Cap Value Series	U.S. Targeted Value Portfolio	Capital Growth VIP	V.I. Main Street Fund
Tier 2 Reduced Fee Units	$9.652	$13.650	$—	$209.887	$88.533
Certain National Accounts - Tier 3 Reduced Fee Units	$9.652	$13.650	$—	$209.887	$88.533
Certain National Accounts - Tier 4 Reduced Fee Units	$9.597	$13.619	$—	$208.660	$88.017
Tier 3 Reduced Fee Units	$9.575	$13.589	$—	$208.191	$87.819
Tier 4 Reduced Fee Units	$9.412	$13.497	$—	$204.600	$86.308
Certain National Accounts - Tier 5 Reduced Fee Units	$8.683	$13.346	$—	$188.811	$79.644
Tier 5 Reduced Fee Units	$8.644	$13.286	$—	$187.963	$79.287
Standard Units(b)	$8.420	$13.046	$—	$183.092	$77.232
Inactive and Voluntary Employee Contribution Units	$8.254	$12.864	$—	$179.477	$75.708

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Fidelity
	VIP Equity- Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Investments at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio -- $245,747,851
Fidelity VIP Asset Manager Portfolio -- $122,779,648
Fidelity VIP Contrafund Portfolio -- $557,754,521
Fidelity VIP Mid Cap Portfolio -- $164,637,220)
(Notes 2 and 3)	$270,166,571	$127,091,563	$804,584,403	$176,392,453
Due From (To) Mutual of America General Account	21,430	170	(20,608)	16,467
Net Assets	$270,188,001	$127,091,733	$804,563,795	$176,408,920
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$47,821,305	$19,881,353	$180,637,393	$29,528,417
Tier 1 Reduced Fee Units(a)	$36,411,629	$15,819,207	$100,281,024	$25,515,152
Certain National Accounts - Tier 2 Reduced Fee Units	$1,682,813	$1,213,796	$6,339,791	$1,684,186
Tier 2 Reduced Fee Units	$16,718,949	$8,017,365	$48,376,830	$13,916,906
Certain National Accounts - Tier 3 Reduced Fee Units	$10,165,714	$5,952,005	$27,497,597	$5,926,216
Certain National Accounts - Tier 4 Reduced Fee Units	$2,999,301	$1,575,163	$7,780,216	$1,716,830
Tier 3 Reduced Fee Units	$71,752,789	$39,305,470	$187,647,199	$49,368,428
Tier 4 Reduced Fee Units	$24,728,418	$10,988,425	$68,962,178	$18,027,344
Certain National Accounts - Tier 5 Reduced Fee Units	$897,402	$512,667	$3,187,245	$687,878
Tier 5 Reduced Fee Units	$10,080,534	$6,120,670	$27,505,113	$7,162,921
Standard Units(b)	$17,487,191	$7,504,239	$51,995,443	$12,832,508
Inactive and Voluntary Employee Contribution Units	$29,441,956	$10,201,373	$94,353,766	$10,042,134
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	383,849	305,498	1,004,261	228,410
Tier 1 Reduced Fee Units(a)	261,424	217,425	498,669	176,532
Certain National Accounts - Tier 2 Reduced Fee Units	12,134	16,755	31,661	11,702
Tier 2 Reduced Fee Units	120,825	110,918	242,142	96,919
Certain National Accounts - Tier 3 Reduced Fee Units	73,466	82,344	137,634	41,271
Certain National Accounts - Tier 4 Reduced Fee Units	21,802	21,918	39,171	12,027
Tier 3 Reduced Fee Units	522,753	548,163	946,879	346,612
Tier 4 Reduced Fee Units	183,379	155,976	354,210	128,836
Certain National Accounts - Tier 5 Reduced Fee Units	7,210	7,885	17,736	5,326
Tier 5 Reduced Fee Units	81,352	94,558	153,745	55,708
Standard Units(b)	144,878	119,016	298,369	102,456
Inactive and Voluntary Employee Contribution Units	248,831	165,047	552,344	81,792
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$124.584	$65.079	$179.871	$129.277
Tier 1 Reduced Fee Units(a)	$139.282	$72.757	$201.097	$144.535
Certain National Accounts - Tier 2 Reduced Fee Units	$138.686	$72.445	$200.238	$143.917
Tier 2 Reduced Fee Units	$138.374	$72.282	$199.787	$143.593
Certain National Accounts - Tier 3 Reduced Fee Units	$138.374	$72.282	$199.787	$143.593
Certain National Accounts - Tier 4 Reduced Fee Units	$137.569	$71.866	$198.621	$142.753
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	Fidelity
	VIP Equity- Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio
Tier 3 Reduced Fee Units	$137.259	$71.704	$198.174	$142.432
Tier 4 Reduced Fee Units	$134.849	$70.450	$194.693	$139.925
Certain National Accounts - Tier 5 Reduced Fee Units	$124.472	$65.022	$179.709	$129.161
Tier 5 Reduced Fee Units	$123.913	$64.729	$178.901	$128.581
Standard Units(b)	$120.703	$63.052	$174.265	$125.249
Inactive and Voluntary Employee Contribution Units	$118.321	$61.809	$170.824	$122.776

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Fidelity
	VIP Freedom 2020 Portfolio	VIP Freedom 2025 Portfolio	VIP Freedom 2030 Portfolio	VIP Freedom 2035 Portfolio	VIP Freedom 2040 Portfolio
Investments at fair value
(Cost:
Fidelity VIP Freedom 2020 Portfolio -- $12,885,793
Fidelity VIP Freedom 2025 Portfolio -- $20,797,506
Fidelity VIP Freedom 2030 Portfolio -- $15,540,314
Fidelity VIP Freedom 2035 Portfolio -- $9,709,995
Fidelity VIP Freedom 2040 Portfolio -- $7,533,301)
(Notes 2 and 3)	$13,578,560	$22,096,434	$16,564,631	$10,421,487	$8,163,436
Due From (To) Mutual of America General Account	(7)	(7)	250	1,557	2,201
Net Assets	$13,578,553	$22,096,427	$16,564,881	$10,423,044	$8,165,637
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13,578,553	$22,096,427	$16,564,881	$10,423,044	$8,165,637
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,252,268	2,026,547	1,513,717	946,328	736,698
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.843	$10.903	$10.943	$11.014	$11.084

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Fidelity
	VIP Freedom 2045 Portfolio	VIP Freedom 2050 Portfolio	VIP Freedom 2055 Portfolio	VIP Freedom 2060 Portfolio
Investments at fair value
(Cost:
Fidelity VIP Freedom 2045 Portfolio -- $4,910,857
Fidelity VIP Freedom 2050 Portfolio -- $3,891,537
Fidelity VIP Freedom 2055 Portfolio -- $1,240,029
Fidelity VIP Freedom 2060 Portfolio -- $857,997)
(Notes 2 and 3)	$5,312,982	$4,217,020	$1,340,964	$930,818
Due From (To) Mutual of America General Account	1,332	1,269	354	263
Net Assets	$5,314,314	$4,218,289	$1,341,318	$931,081
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$5,314,314	$4,218,289	$1,341,318	$931,081
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	478,595	379,712	120,762	83,875
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.104	$11.109	$11.107	$11.101

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Fidelity
	VIP Extended Market Index Portfolio	VIP Freedom Income Portfolio	VIP Index 500 Portfolio	VIP Value Strategies Portfolio
Investments at fair value
(Cost:
Fidelity VIP Extended Market Index Portfolio -- $2,240,680
Fidelity VIP Freedom Income Portfolio -- $8,425,344
Fidelity VIP Index 500 Portfolio -- $81,046,538
Fidelity VIP Value Strategies Portfolio -- $3,155,544)
(Notes 2 and 3)	$2,528,823	$8,640,555	$87,848,307	$3,371,955
Due From (To) Mutual of America General Account	(4)	(7)	(2)	(2)
Net Assets	$2,528,819	$8,640,548	$87,848,305	$3,371,953
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,528,819	$8,640,548	$87,848,305	$3,371,953
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	223,322	814,238	7,884,815	301,716
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.324	$10.612	$11.141	$11.176

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Goldman Sachs
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	Government Money Market Fund
Investments at fair value
(Cost:
Goldman Sachs VIT Small Cap Equity Insights Fund -- $10,927,299
Goldman Sachs VIT US Equity Insights Fund -- $12,311,608
Goldman Sachs Government Money Market Fund -- $54,807,913
(Notes 2 and 3)	$10,366,495	$12,357,962	$54,807,913
Due From (To) Mutual of America General Account	(214)	(223)	763
Net Assets	$10,366,281	$12,357,739	$54,808,676
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,234,468	$2,035,515	$54,808,676
Tier 1 Reduced Fee Units(a)	$1,411,444	$1,443,564	$—
Certain National Accounts - Tier 2 Reduced Fee Units	$39,761	$48,796	$—
Tier 2 Reduced Fee Units	$838,856	$669,953	$—
Certain National Accounts - Tier 3 Reduced Fee Units	$266,167	$705,916	$—
Certain National Accounts - Tier 4 Reduced Fee Units	$137,179	$335,844	$—
Tier 3 Reduced Fee Units	$2,447,811	$3,578,057	$—
Tier 4 Reduced Fee Units	$1,161,423	$1,501,099	$—
Certain National Accounts - Tier 5 Reduced Fee Units	$33,551	$51,335	$—
Tier 5 Reduced Fee Units	$441,749	$630,927	$—
Standard Units(b)	$917,946	$786,649	$—
Inactive and Voluntary Employee Contribution Units	$435,926	$570,084	$—
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	167,642	129,186	5,418,631
Tier 1 Reduced Fee Units(a)	102,840	88,973	—
Certain National Accounts - Tier 2 Reduced Fee Units	2,904	3,014	—
Tier 2 Reduced Fee Units	61,396	41,479	—
Certain National Accounts - Tier 3 Reduced Fee Units	19,481	43,705	—
Certain National Accounts - Tier 4 Reduced Fee Units	10,063	20,840	—
Tier 3 Reduced Fee Units	179,965	222,527	—
Tier 4 Reduced Fee Units	85,968	93,990	—
Certain National Accounts - Tier 5 Reduced Fee Units	2,512	3,251	—
Tier 5 Reduced Fee Units	33,217	40,132	—
Standard Units(b)	70,297	50,960	—
Inactive and Voluntary Employee Contribution Units	33,855	37,452	—
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$13.329	$15.757	$—
Tier 1 Reduced Fee Units(a)	$13.725	$16.225	$—
Certain National Accounts - Tier 2 Reduced Fee Units	$13.694	$16.188	$—
Tier 2 Reduced Fee Units	$13.663	$16.152	$—
Certain National Accounts - Tier 3 Reduced Fee Units	$13.663	$16.152	$—
Certain National Accounts - Tier 4 Reduced Fee Units	$13.632	$16.115	$—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	Goldman Sachs
	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	Government Money Market Fund
Tier 3 Reduced Fee Units	$13.602	$16.079	$—
Tier 4 Reduced Fee Units	$13.510	$15.971	$—
Certain National Accounts - Tier 5 Reduced Fee Units	$13.359	$15.792	$—
Tier 5 Reduced Fee Units	$13.299	$15.721	$—
Standard Units(b)	$13.058	$15.437	$—
Inactive and Voluntary Employee Contribution Units	$12.876	$15.222	$—

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	MFS	Neuberger Berman	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investments at fair value
(Cost:
MFS VIT III Mid Cap Value Portfolio -- $9,498,625
Neuberger Berman Sustainable Equity Portfolio -- $14,583,761
PIMCO VIT Real Return Portfolio -- $48,224,220
T. Rowe Price Blue Chip Growth Portfolio -- $318,457,205
Victory RS Small Cap Growth Equity VIP Series -- $7,152,204)
(Notes 2 and 3)	$9,339,088	$15,387,570	$42,463,690	$381,033,961	$6,122,366
Due From (To) Mutual of America General Account	2,773	(52)	57,380	318,213	1,462
Net Assets	$9,341,861	$15,387,518	$42,521,070	$381,352,174	$6,123,828
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,368,414	$2,637,103	$11,376,397	$84,615,822	$1,229,425
Tier 1 Reduced Fee Units(a)	$400,310	$554,043	$2,430,189	$41,964,004	$585,479
Certain National Accounts - Tier 2 Reduced Fee Units	$23,658	$58,410	$112,950	$2,695,314	$30,386
Tier 2 Reduced Fee Units	$545,624	$2,390,065	$3,112,114	$25,362,157	$553,457
Certain National Accounts - Tier 3 Reduced Fee Units	$495,528	$497,442	$1,577,578	$16,210,473	$191,311
Certain National Accounts - Tier 4 Reduced Fee Units	$65,358	$423,630	$472,475	$4,105,444	$64,170
Tier 3 Reduced Fee Units	$2,949,367	$3,209,945	$14,392,634	$108,787,465	$1,601,864
Tier 4 Reduced Fee Units	$1,463,095	$2,413,551	$4,834,580	$41,687,397	$804,719
Certain National Accounts - Tier 5 Reduced Fee Units	$68,797	$169,289	$205,425	$1,991,970	$50,301
Tier 5 Reduced Fee Units	$325,117	$1,371,578	$1,810,185	$15,979,601	$336,800
Standard Units	$551,347	$1,399,931	$1,464,619	$24,418,954	$492,752
Inactive and Voluntary Employee Contribution Units	$85,246	$262,530	$731,924	$13,533,573	$183,164
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	151,632	162,484	766,431	1,516,231	128,083
Tier 1 Reduced Fee Units(a)	24,729	33,152	152,674	701,168	59,236
Certain National Accounts - Tier 2 Reduced Fee Units	1,466	3,503	7,127	45,229	3,081
Tier 2 Reduced Fee Units	33,892	143,659	196,801	426,549	56,249
Certain National Accounts - Tier 3 Reduced Fee Units	30,780	29,900	99,761	272,633	19,443
Certain National Accounts - Tier 4 Reduced Fee Units	4,073	25,520	30,054	69,454	6,536
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	MFS	Neuberger Berman	PIMCO	T. Rowe Price	Victory
	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Tier 3 Reduced Fee Units	184,206	193,811	917,581	1,844,557	163,536
Tier 4 Reduced Fee Units	92,137	146,714	312,579	717,261	82,712
Certain National Accounts - Tier 5 Reduced Fee Units	4,397	10,407	13,852	35,727	5,229
Tier 5 Reduced Fee Units	20,872	84,699	122,609	287,894	35,167
Standard Units(b)	36,192	88,044	101,843	451,640	52,400
Inactive and Voluntary Employee Contribution Units	5,692	16,744	51,917	255,354	19,753
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$15.619	$16.230	$14.843	$55.807	$9.599
Tier 1 Reduced Fee Units(a)	$16.188	$16.712	$15.918	$59.849	$9.884
Certain National Accounts - Tier 2 Reduced Fee Units	$16.135	$16.675	$15.849	$59.593	$9.862
Tier 2 Reduced Fee Units	$16.099	$16.637	$15.814	$59.459	$9.839
Certain National Accounts - Tier 3 Reduced Fee Units	$16.099	$16.637	$15.814	$59.459	$9.839
Certain National Accounts - Tier 4 Reduced Fee Units	$16.047	$16.600	$15.721	$59.111	$9.817
Tier 3 Reduced Fee Units	$16.011	$16.562	$15.685	$58.978	$9.795
Tier 4 Reduced Fee Units	$15.880	$16.451	$15.467	$58.120	$9.729
Certain National Accounts - Tier 5 Reduced Fee Units	$15.647	$16.267	$14.831	$55.756	$9.620
Tier 5 Reduced Fee Units	$15.577	$16.193	$14.764	$55.505	$9.577
Standard Units(b)	$15.234	$15.900	$14.381	$54.067	$9.404
Inactive and Voluntary Employee Contribution Units	$14.977	$15.679	$14.098	$52.999	$9.273

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Investments at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio -- $217,300,835
Vanguard VIF International Portfolio -- $301,036,194
Vanguard VIF Real Estate Index Portfolio -- $61,546,202
Vanguard VIF Total Bond Market Index Portfolio -- $61,832,759)
(Notes 1 and 2)	$249,951,237	$311,708,712	$56,756,992	$55,566,899
Due From (To) Mutual of America General Account	20,496	63,888	(1,651)	19,381
Net Assets	$249,971,733	$311,772,600	$56,755,341	$55,586,280
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$48,498,048	$53,873,273	$7,567,201	$11,597,288
Tier 1 Reduced Fee Units(a)	$28,369,619	$36,773,656	$6,082,802	$4,208,606
Certain National Accounts - Tier 2 Reduced Fee Units	$3,140,057	$3,342,152	$624,059	$214,746
Tier 2 Reduced Fee Units	$19,150,124	$24,769,703	$3,905,946	$4,826,957
Certain National Accounts - Tier 3 Reduced Fee Units	$9,989,290	$12,408,497	$2,679,557	$2,682,384
Certain National Accounts - Tier 4 Reduced Fee Units	$3,619,590	$3,579,749	$997,619	$1,578,693
Tier 3 Reduced Fee Units	$71,781,654	$91,657,830	$18,579,519	$17,638,686
Tier 4 Reduced Fee Units	$27,828,187	$28,911,702	$6,767,047	$6,422,223
Certain National Accounts - Tier 5 Reduced Fee Units	$1,419,042	$1,221,854	$317,782	$369,973
Tier 5 Reduced Fee Units	$9,368,856	$13,032,052	$3,494,840	$2,654,979
Standard Units(b)	$15,851,647	$20,269,295	$4,370,048	$2,430,729
Inactive and Voluntary Employee Contribution Units	$10,955,619	$21,932,837	$1,368,921	$961,016
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	976,252	1,113,218	349,762	1,139,389
Tier 1 Reduced Fee Units(a)	510,854	679,754	262,168	398,953
Certain National Accounts - Tier 2 Reduced Fee Units	56,786	62,044	27,012	20,423
Tier 2 Reduced Fee Units	347,101	460,866	169,450	460,098
Certain National Accounts - Tier 3 Reduced Fee Units	181,059	230,873	116,246	255,681
Certain National Accounts - Tier 4 Reduced Fee Units	65,991	66,997	43,535	150,964
Tier 3 Reduced Fee Units	1,311,652	1,719,292	812,611	1,690,515
Tier 4 Reduced Fee Units	517,402	551,854	300,317	620,609
Certain National Accounts - Tier 5 Reduced Fee Units	28,591	25,271	14,702	36,284
Tier 5 Reduced Fee Units	189,614	270,755	162,414	261,555
Standard Units(b)	329,352	432,315	208,488	244,853
Inactive and Voluntary Employee Contribution Units	232,209	477,226	66,625	98,464
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$49.678	$48.394	$21.635	$10.179
Tier 1 Reduced Fee Units(a)	$55.534	$54.098	$23.202	$10.549
Certain National Accounts - Tier 2 Reduced Fee Units	$55.296	$53.867	$23.103	$10.515
Tier 2 Reduced Fee Units	$55.172	$53.746	$23.051	$10.491
Certain National Accounts - Tier 3 Reduced Fee Units	$55.172	$53.746	$23.051	$10.491
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023
	Vanguard
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio	VIF Total Bond Market Index Portfolio
Certain National Accounts - Tier 4 Reduced Fee Units	$54.850	$53.432	$22.916	$10.457
Tier 3 Reduced Fee Units	$54.726	$53.311	$22.864	$10.434
Tier 4 Reduced Fee Units	$53.784	$52.390	$22.533	$10.348
Certain National Accounts - Tier 5 Reduced Fee Units	$49.633	$48.349	$21.615	$10.197
Tier 5 Reduced Fee Units	$49.410	$48.132	$21.518	$10.151
Standard Units(b)	$48.130	$46.885	$20.961	$9.927
Inactive and Voluntary Employee Contribution Units	$47.180	$45.959	$20.547	$9.760

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Vanguard
	VIF Balanced Portfolio	VIF Conservative Allocation Portfolio	VIF Total International Stock Market Index Portfolio	VIF Intl Mid-Cap Index Portfolio
Investments at fair value
(Cost:
Vanguard VIF Balanced Portfolio -- $18,150,039
Vanguard VIF Conservative Allocation Portfolio -- $7,378,881
Vanguard VIF International Stock Market Index Portfolio -- $967,936
Vanguard VIF Intl Mid-Cap Index Portfolio -- $31,855,235)
(Notes 1 and 2)	$19,538,722	$7,932,930	$1,057,079	$35,837,043
Due From (To) Mutual of America General Account	(1)	0	(4)	(3)
Net Assets	$19,538,721	$7,932,930	$1,057,075	$35,837,040
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$19,538,721	$7,932,930	$1,057,075	$35,837,040
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,786,735	732,939	96,350	3,200,009
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10.935	$10.823	$10.971	$11.199

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2023

	Vanguard
	VIF Small Company Growth Portfolio	VIF Short-Term Investment Grade Portfolio
Investments at fair value
(Cost:
Vanguard VIF Small Company Growth Portfolio -- $7,005,229
Vanguard VIF Short-Term Investment Grade Portfolio -- $2,831,237
(Notes 1 and 2)	$8,161,752	$2,918,454
Due From (To) Mutual of America General Account	(1)	(4)
Net Assets	$8,161,751	$2,918,450
Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8,161,751	$2,918,450
Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	727,428	281,152
Unit Value (c)(d):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11.220	$10.380

(a)Includes Certain National Accounts - Tier 1 Reduced Fee Units.
(b)
Includes Certain National Accounts - Standard Units.
(c)
Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 6 for further information regarding the daily calculation of Accumulation Unit Values.
(d)
The difference between the recalculated and stated Unit Value is due to rounding.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS
For the Year or Period Ended December 31, 2023

	MoA Funds
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund	Mid Cap Value Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$14,353,984	$2,552,289	$2,322,981	$—	$503,392	$790,790
Expenses (Note 4)	6,567,614	1,927,303	1,096,835	1,492,802	198,287	431,196
Net Investment Income (Loss)	7,786,370	624,986	1,226,146	(1,492,802)	305,105	359,594
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	48,358,786	779,988	1,211,949	(1,391,004)	(528,190)	1,558,929
Realized gain from distributions	39,226,689	19,171,138	6,881,164	157,991	462,517	931,501
Net realized gain (loss) on investments	87,585,475	19,951,126	8,093,113	(1,233,013)	(65,673)	2,490,430
Net change in unrealized appreciation (depreciation) on investments	116,537,373	19,590,030	2,682,305	30,532,063	4,197,962	887,284
Net Realized and Unrealized Gain (Loss) on Investments	204,122,848	39,541,156	10,775,418	29,299,050	4,132,289	3,377,714
Net Increase (Decrease) in Net Assets Resulting From Operations	$211,909,218	$40,166,142	$12,001,564	$27,806,248	$4,437,394	$3,737,308

	MoA Funds
	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$5,733,828	$3,332,386	$1,875,290	$3,866,282	$1,759,792	$4,799,447
Expenses (Note 4)	2,880,843	1,220,288	201,955	543,288	501,598	1,073,731
Net Investment Income (Loss)	2,852,985	2,112,098	1,673,335	3,322,994	1,258,194	3,725,716
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	7,544,268	1,591,054	146,460	(391,322)	(690,229)	(2,806,414)
Realized gain from distributions	30,376,950	6,312,874	—	2,308	—	—
Net realized gain (loss) on investments	37,921,218	7,903,928	146,460	(389,014)	(690,229)	(2,806,414)
Net change in unrealized appreciation (depreciation) on investments	18,214,398	10,817,463	4,111,512	518,307	2,405,124	5,956,178
Net Realized and Unrealized Gain (Loss) on Investments	56,135,616	18,721,391	4,257,972	129,293	1,714,895	3,149,764
Net Increase (Decrease) in Net Assets Resulting From Operations	$58,988,601	$20,833,489	$5,931,307	$3,452,287	$2,973,089	$6,875,480
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	MoA Funds
	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund	Clear Passage 2035 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$2,374,403	$1,815,859	$7,444,345	$15,475,202	$16,705,798	$14,855,344
Expenses (Note 4)	594,459	478,664	1,753,930	3,546,625	3,809,051	3,440,381
Net Investment Income (Loss)	1,779,944	1,337,195	5,690,415	11,928,577	12,896,747	11,414,963
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(1,858,504)	(2,263,014)	(3,913,069)	2,087,840	3,689,920	3,434,185
Realized gain from distributions	746,582	1,191,471	6,489,829	17,127,634	24,637,346	20,249,567
Net realized gain (loss) on investments	(1,111,922)	(1,071,543)	2,576,760	19,215,474	28,327,266	23,683,752
Net change in unrealized appreciation (depreciation) on investments	8,021,638	6,842,897	23,424,377	44,145,534	51,478,094	58,204,364
Net Realized and Unrealized Gain (Loss) on Investments	6,909,716	5,771,354	26,001,137	63,361,008	79,805,360	81,888,116
Net Increase (Decrease) in Net Assets Resulting From Operations	$8,689,660	$7,108,549	$31,691,552	$75,289,585	$92,702,107	$93,303,079

	MoA Funds
	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund
Investment Income and Expenses:
Dividend Income (Note 2)	$12,608,864	$13,408,951	$10,077,550	$5,170,441	$2,514,724	$702,011
Expenses (Note 4)	3,033,308	3,265,955	2,392,859	1,234,587	594,047	154,480
Net Investment Income (Loss)	9,575,556	10,142,996	7,684,691	3,935,854	1,920,677	547,531
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	3,039,012	3,182,838	1,823,430	626,684	253,783	(174,062)
Realized gain from distributions	20,041,458	22,061,040	19,295,202	6,377,169	2,711,120	458,862
Net realized gain (loss) on investments	23,080,470	25,243,878	21,118,632	7,003,853	2,964,903	284,800
Net change in unrealized appreciation (depreciation) on investments	54,804,416	61,719,558	46,041,726	27,421,677	13,930,849	4,072,417
Net Realized and Unrealized Gain (Loss) on Investments	77,884,886	86,963,436	67,160,358	34,425,530	16,895,752	4,357,217
Net Increase (Decrease) in Net Assets Resulting From Operations	$87,460,442	$97,106,432	$74,845,049	$38,361,384	$18,816,429	$4,904,748
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	MoA Funds			Mutual of America Variable Insurance Portfolios†
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$2,499,962	$6,701,790	$5,472,404	$978,004	$149,489	$74,461
Expenses (Note 4)	712,825	1,863,151	1,583,065	529,981	109,659	50,275
Net Investment Income (Loss)	1,787,137	4,838,639	3,889,339	448,023	39,830	24,186
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(1,375,538)	282,648	584,057	6,904,998	1,105,901	(2,016,073)
Realized gain from distributions	1,330,934	12,293,848	13,984,336	881,292	251,415	171,114
Net realized gain (loss) on investments	(44,604)	12,576,496	14,568,393	7,786,290	1,357,316	(1,844,959)
Net change in unrealized appreciation (depreciation) on investments	9,049,922	22,115,272	18,899,560	(2,966,961)	(981,072)	1,388,906
Net Realized and Unrealized Gain (Loss) on Investments	9,005,318	34,691,768	33,467,953	4,819,329	376,244	(456,053)
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,792,455	$39,530,407	$37,357,292	$5,267,352	$416,074	$(431,867)

	Mutual of America Variable Insurance Portfolios†
	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Money Market Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$—	$50,740	$517,582	$40,002	$5,572
Expenses (Note 4)	63,879	20,120	28,693	268,399	7,954	209,399
Net Investment Income (Loss)	(63,879)	(20,120)	22,047	249,183	32,048	(203,827)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(2,037,785)	(897,557)	(697,639)	146,380	(54,546)	1,057,988
Realized gain from distributions	—	7,453	62,227	1,061,092	—	—
Net realized gain (loss) on investments	(2,037,785)	(890,104)	(635,412)	1,207,472	(54,546)	1,057,988
Net change in unrealized appreciation (depreciation) on investments	1,838,141	801,591	453,856	(2,311,205)	85,744	42,473
Net Realized and Unrealized Gain (Loss) on Investments	(199,644)	(88,513)	(181,556)	(1,103,733)	31,198	1,100,461
Net Increase (Decrease) in Net Assets Resulting From Operations	$(263,523)	$(108,633)	$(159,509)	$(854,550)	$63,246	$896,634

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	Mutual of America Variable Insurance Portfolios†
	Mid-Term Bond Portfolio	Bond Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$31,340	$117,333	$55,181	$65,108	$190,012	$318,034
Expenses (Note 4)	21,656	46,260	28,154	40,631	107,191	165,973
Net Investment Income (Loss)	9,684	71,073	27,027	24,477	82,821	152,061
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(283,445)	(1,221,756)	(520,310)	(299,891)	(952,192)	(992,939)
Realized gain from distributions	—	—	—	67,690	412,099	905,214
Net realized gain (loss) on investments	(283,445)	(1,221,756)	(520,310)	(232,201)	(540,093)	(87,725)
Net change in unrealized appreciation (depreciation) on investments	261,514	938,898	562,293	245,165	613,747	241,744
Net Realized and Unrealized Gain (Loss) on Investments	(21,931)	(282,858)	41,983	12,964	73,654	154,019
Net Increase (Decrease) in Net Assets Resulting From Operations	$(12,247)	$(211,785)	$69,010	$37,441	$156,475	$306,080

	Mutual of America Variable Insurance Portfolios†
	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$214,508	$122,015	$109,203	$60,413	$62,207	$14,054
Expenses (Note 4)	119,360	69,442	59,047	33,554	34,373	8,305
Net Investment Income (Loss)	95,148	52,573	50,156	26,859	27,834	5,749
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(518,523)	(363,369)	(645,452)	(28,620)	(206,031)	(516)
Realized gain from distributions	871,482	424,844	709,287	221,790	257,167	31,099
Net realized gain (loss) on investments	352,959	61,475	63,835	193,170	51,136	30,583
Net change in unrealized appreciation (depreciation) on investments	(152,146)	78,731	110,070	(92,512)	59,929	(7,992)
Net Realized and Unrealized Gain (Loss) on Investments	200,813	140,206	173,905	100,658	111,065	22,591
Net Increase (Decrease) in Net Assets Resulting From Operations	$295,961	$192,779	$224,061	$127,517	$138,899	$28,340

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	Mutual of America Variable Insurance Portfolios†				Fidelity
	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$9,943	$112,770	$280,928	$67,727	$4,973,686	$2,873,554
Expenses (Note 4)	6,132	61,730	148,731	34,713	1,669,876	721,286
Net Investment Income (Loss)	3,811	51,040	132,197	33,014	3,303,810	2,152,268
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(492,217)	(916,520)	(1,279,569)	(206,164)	4,210,913	145,776
Realized gain from distributions	448,307	168,807	828,887	269,473	7,465,721	1,377,452
Net realized gain (loss) on investments	(43,910)	(747,713)	(450,682)	63,309	11,676,634	1,523,228
Net change in unrealized appreciation (depreciation) on investments	60,305	820,382	819,906	(5,922)	10,141,828	10,806,174
Net Realized and Unrealized Gain (Loss) on Investments	16,395	72,669	369,224	57,387	21,818,462	12,329,402
Net Increase (Decrease) in Net Assets Resulting From Operations	$20,206	$123,709	$501,421	$90,401	$25,122,272	$14,481,670

	Fidelity
	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIP Freedom 2020 Portfolio‡	VIP Freedom 2025 Portfolio‡	VIP Freedom 2030 Portfolio‡	VIP Freedom 2035 Portfolio‡
Investment Income and Expenses:
Dividend Income (Note 2)	$3,581,831	$1,000,269	$273,805	$398,385	$293,265	$163,825
Expenses (Note 4)	4,852,974	961,063	17,440	28,118	20,712	12,773
Net Investment Income (Loss)	(1,271,143)	39,206	256,365	370,267	272,553	151,052
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	31,624,197	1,478,757	16,706	23,065	9,455	1,672
Realized gain from distributions	26,094,822	4,594,268	—	—	—	1,167
Net realized gain (loss) on investments	57,719,019	6,073,025	16,706	23,065	9,455	2,839
Net change in unrealized appreciation (depreciation) on investments	151,378,436	16,946,152	692,767	1,298,928	1,024,317	711,492
Net Realized and Unrealized Gain (Loss) on Investments	209,097,455	23,019,177	709,473	1,321,993	1,033,772	714,331
Net Increase (Decrease) in Net Assets Resulting From Operations	$207,826,312	$23,058,383	$965,838	$1,692,260	$1,306,325	$865,383

†For the period January 1, 2023 to November 3, 2023.
‡
For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	Fidelity
	VIP Freedom 2040 Portfolio‡	VIP Freedom 2045 Portfolio‡	VIP Freedom 2050 Portfolio‡	VIP Freedom 2055 Portfolio‡	VIP Freedom 2060 Portfolio‡
Investment Income and Expenses:
Dividend Income (Note 2)	$110,178	$65,061	$51,180	$16,911	$12,023
Expenses (Note 4)	10,581	6,434	5,721	1,620	1,194
Net Investment Income (Loss)	99,597	58,627	45,459	15,291	10,829
Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	29,989	7,411	56,441	411	3,128
Realized gain from distributions	996	840	731	1,660	874
Net realized gain (loss) on investments	30,985	8,251	57,172	2,071	4,002
Net change in unrealized appreciation (depreciation) on investments	630,135	402,125	325,483	100,934	72,821
Net Realized and Unrealized Gain (Loss) on Investments	661,120	410,376	382,655	103,005	76,823
Net Increase (Decrease) in Net Assets Resulting From Operations	$760,717	$469,003	$428,114	$118,296	$87,652

	Fidelity				Vanguard
	VIP Extended Market Index Portfolio‡	VIP Freedom Income‡	VIP Index 500 Initial‡	VIP Value Strategies‡	VIF Diversified Value Portfolio	VIF International Portfolio	VIF Real Estate Index Portfolio
Investment Income and Expenses:
Dividend Income (Note 2)	$41,453	$239,630	$998,778	$36,218	$3,461,636	$4,855,760	$1,381,298
Expenses (Note 4)	3,098	11,072	114,532	4,140	1,565,482	2,115,939	343,917
Net Investment Income (Loss)	38,355	228,558	884,246	32,078	1,896,154	2,739,821	1,037,381
Net Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	2,640	3,594	288,140	1,473	(1,744,385)	6,682,520	(1,811,271)
Realized gain from distributions	—	—	582	112,160	13,158,499	10,470,481	2,605,909
Net realized gain (loss) on investments	2,640	3,594	288,722	113,633	11,414,114	17,153,001	794,638
Net change in unrealized appreciation (depreciation) on investments	288,143	215,211	6,801,769	216,410	29,107,388	20,306,018	3,831,955
Net Realized and Unrealized Gain (Loss) on Investments	290,783	218,805	7,090,491	330,043	40,521,502	37,459,019	4,626,593
Net Increase (Decrease) in Net Assets Resulting From Operations	$329,138	$447,363	$7,974,737	$362,121	$42,417,656	$40,198,840	$5,663,974

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	Vanguard
	VIF Total Bond Market Index Portfolio	VIF Balanced Portfolio‡	VIF Conservative Allocation Portfolio‡	VIF International Stock Market Index‡	VIF Mid Cap Index Portfolio‡	VIF Small Company Growth Portfolio‡
Investment Income and Expenses:
Dividend Income (Note 2)	$1,241,117	$—	$—	$—	$—	$—
Expenses (Note 4)	324,043	25,039	10,117	1,449	44,532	9,957
Net Investment Income (Loss)	917,074	(25,039)	(10,117)	(1,449)	(44,532)	(9,957)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(1,367,429)	23,350	7,470	8,813	21,053	10,581
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	(1,367,429)	23,350	7,470	8,813	21,053	10,581
Net change in unrealized appreciation (depreciation) on investments	2,955,443	1,388,684	554,049	89,143	3,981,808	1,156,523
Net Realized and Unrealized Gain (Loss) on Investments	1,588,014	1,412,034	561,519	97,956	4,002,861	1,167,104
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,505,088	$1,386,995	$551,402	$96,507	$3,958,329	$1,157,147

	Vanguard	Goldman Sachs			American Funds
	VIF Short-Term Investment Grade Portfolio‡	VIT Small Cap Equity Insights Fund	VIT US Equity Insights Fund	Government Money Market‡	The Bond Fund of America‡	Managed Risk Growth- Income Fund‡
Investment Income and Expenses:
Dividend Income (Note 2)	$—	$88,866	$76,139	$415,558	$180,271	$11,741
Expenses (Note 4)	3,742	59,083	65,813	67,573	7,626	6,192
Net Investment Income (Loss)	(3,742)	29,783	10,326	347,985	172,645	5,549
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	1,030	(1,031,254)	(522,064)	—	562	6,962
Realized gain from distributions	—	—	—	—	—	—
Net realized gain (loss) on investments	1,030	(1,031,254)	(522,064)	—	562	6,962
Net change in unrealized appreciation (depreciation) on investments	87,217	2,403,496	2,580,372	—	155,768	392,260
Net Realized and Unrealized Gain (Loss) on Investments	88,247	1,372,242	2,058,308	—	156,330	399,222
Net Increase (Decrease) in Net Assets Resulting From Operations	$84,505	$1,402,025	$2,068,634	$347,985	$328,975	$404,771

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF OPERATIONS (CONTINUED)
For the Year or Period Ended December 31, 2023

	American Funds	American Century	Calvert	Delaware	DFA	DWS
	New World Fund	VP Capital Appreciation Fund	VP SRI Balanced Portfolio	VIP Small Cap Value Series	VA U.S. Targeted Value Portfolio‡	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 2)	$300,348	$—	$2,230,510	$176,908	$92,046	$322,059
Expenses (Note 4)	113,498	2,094,736	1,051,099	113,689	7,830	3,526,029
Net Investment Income (Loss)	186,850	(2,094,736)	1,179,411	63,219	84,216	(3,203,970)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	201,809	(193,001)	2,103,195	(1,652,295)	3,484	12,202,727
Realized gain from distributions	—	405,793	534,328	781,509	409,585	17,729,778
Net realized gain (loss) on investments	201,809	212,792	2,637,523	(870,786)	413,069	29,932,505
Net change in unrealized appreciation (depreciation) on investments	2,104,475	53,373,025	17,010,627	1,973,112	329,277	109,276,452
Net Realized and Unrealized Gain (Loss) on Investments	2,306,284	53,585,817	19,648,150	1,102,326	742,346	139,208,957
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,493,134	$51,491,081	$20,827,561	$1,165,545	$826,562	$136,004,987

	Invesco	MFS	Neuberger Berman	PIMCO	T. Rowe Price	Victory
	V.I. Main Street Fund	VIT III Mid Cap Value Portfolio	Sustainable Equity Portfolio	VIT Real Return Portfolio	Blue Chip Growth Portfolio	RS Small Cap Growth Equity VIP Series
Investment Income and Expenses:
Dividend Income (Note 2)	$485,574	$153,229	$47,663	$1,366,932	$—	$—
Expenses (Note 4)	373,306	41,765	88,819	235,567	1,561,197	30,804
Net Investment Income (Loss)	112,268	111,464	(41,156)	1,131,365	(1,561,197)	(30,804)
Net Realized and Unrealized Gain
(Loss) on Investments (Note 2):
Net realized gain (loss) on investment transactions	(4,040,376)	(223,106)	308,071	(524,159)	8,818,882	(1,640,128)
Realized gain from distributions	3,948,332	290,600	224,913	—	—	—
Net realized gain (loss) on investments	(92,044)	67,494	532,984	(524,159)	8,818,882	(1,640,128)
Net change in unrealized appreciation (depreciation) on investments	11,680,594	861,794	2,561,524	723,876	115,691,565	2,566,771
Net Realized and Unrealized Gain (Loss) on Investments	11,588,550	929,288	3,094,508	199,717	124,510,447	926,643
Net Increase (Decrease) in Net Assets Resulting From Operations	$11,700,818	$1,040,752	$3,053,352	$1,331,082	$122,949,250	$895,839

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$7,786,370	$7,195,128	$624,986	$518,040	$1,226,146	$701,452
Net realized gain (loss) on investments	87,585,475	56,636,638	19,951,126	31,057,307	8,093,113	15,557,526
Net change in unrealized appreciation (depreciation) on investments	116,537,373	(271,305,734)	19,590,030	(84,404,131)	2,682,305	(35,206,177)
Net Increase (Decrease) in net assets resulting from operations	211,909,218	(207,473,968)	40,166,142	(52,828,784)	12,001,564	(18,947,199)
From Unit Transactions:
Contributions	61,013,418	56,676,696	8,011,777	7,106,750	6,961,510	6,715,231
Withdrawals	(133,394,379)	(86,881,786)	(31,239,274)	(21,860,288)	(18,913,088)	(12,643,219)
Net Transfers	7,811,435	237,925	(1,566,720)	(4,232,909)	(7,909,965)	(2,653,691)
Contract fees (Note 4)	(50,910)	(74,821)	(19,659)	(34,785)	(5,179)	(8,886)
Net Increase (Decrease) from unit transactions	(64,620,436)	(30,041,986)	(24,813,876)	(19,021,232)	(19,866,722)	(8,590,565)
NET INCREASE (DECREASE) IN NET ASSETS	147,288,782	(237,515,954)	15,352,266	(71,850,016)	(7,865,158)	(27,537,764)
NET ASSETS:
Beginning of Year	$872,097,896	$1,109,613,850	$221,304,658	$293,154,674	$155,783,164	$183,320,928
End of Year	$1,019,386,678	$872,097,896	$236,656,924	$221,304,658	$147,918,006	$155,783,164
Changes in Units:
Units outstanding, beginning of year	78,430,426	80,980,662	7,908,561	8,546,307	54,550,738	57,431,035
Units issued	19,804,829	15,132,044	1,495,159	910,379	11,205,040	8,933,295
Units redeemed	(25,134,723)	(17,682,280)	(2,326,227)	(1,548,125)	(18,128,267)	(11,813,592)
Net increase (decrease)	(5,329,894)	(2,550,236)	(831,068)	(637,746)	(6,923,227)	(2,880,297)
Units outstanding, end of year	73,100,532	78,430,426	7,077,493	7,908,561	47,627,511	54,550,738
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(1,492,802)	$(1,621,879)	$305,105	$168,130	$359,594	$769,700
Net realized gain (loss) on investments	(1,233,013)	10,937,083	(65,673)	1,556,143	2,490,430	6,370,003
Net change in unrealized appreciation (depreciation) on investments	30,532,063	(93,818,986)	4,197,962	(8,032,820)	887,284	(16,715,710)
Net Increase (Decrease) in net assets resulting from operations	27,806,248	(84,503,782)	4,437,394	(6,308,547)	3,737,308	(9,576,007)
From Unit Transactions:
Contributions	10,799,852	9,371,378	4,197,879	3,883,511	4,250,575	6,056,239
Withdrawals	(25,563,769)	(17,505,502)	(3,996,451)	(3,158,341)	(8,587,851)	(7,641,710)
Net Transfers	(4,428,743)	(7,033,247)	(879,966)	(2,107,503)	(7,557,781)	2,783,399
Contract fees (Note 4)	(3,691)	(4,235)	(166)	(148)	(1,172)	(1,934)
Net Increase (Decrease) from unit transactions	(19,196,351)	(15,171,606)	(678,704)	(1,382,481)	(11,896,229)	1,195,994
NET INCREASE (DECREASE) IN NET ASSETS	8,609,897	(99,675,388)	3,758,690	(7,691,028)	(8,158,921)	(8,380,013)
NET ASSETS:
Beginning of Year	$198,669,337	$298,344,725	$30,066,609	$37,757,637	$70,019,917	$78,399,930
End of Year	$207,279,234	$198,669,337	$33,825,299	$30,066,609	$61,860,996	$70,019,917
Changes in Units:
Units outstanding, beginning of year	63,075,361	67,367,133	2,587,597	2,700,930	22,965,775	22,824,355
Units issued	12,947,762	8,206,993	1,341,016	773,544	5,118,324	8,795,302
Units redeemed	(18,752,948)	(12,498,765)	(1,404,667)	(886,877)	(9,015,198)	(8,653,882)
Net increase (decrease)	(5,805,186)	(4,291,772)	(63,651)	(113,333)	(3,896,874)	141,420
Units outstanding, end of year	57,270,175	63,075,361	2,523,946	2,587,597	19,068,901	22,965,775
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Mid Cap Equity Index Fund		Balanced Fund		International Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,852,985	$3,216,714	$2,112,098	$1,840,687	$1,673,335	$642,528
Net realized gain (loss) on investments	37,921,218	56,365,081	7,903,928	8,950,390	146,460	2,434,440
Net change in unrealized appreciation (depreciation) on investments	18,214,398	(128,983,489)	10,817,463	(34,604,713)	4,111,512	(6,812,476)
Net Increase (Decrease) in net assets resulting from operations	58,988,601	(69,401,694)	20,833,489	(23,813,636)	5,931,307	(3,735,508)
From Unit Transactions:
Contributions	17,763,781	17,057,850	8,203,480	7,774,265	4,198,247	3,429,488
Withdrawals	(54,576,053)	(34,253,628)	(20,961,437)	(16,179,684)	(4,680,861)	(2,789,261)
Net Transfers	(8,085,217)	(7,992,341)	(1,939,361)	(1,126,784)	2,628,167	2,373,482
Contract fees (Note 4)	(16,305)	(26,725)	(24,648)	(38,398)	(538)	(675)
Net Increase (Decrease) from unit transactions	(44,913,794)	(25,214,844)	(14,721,966)	(9,570,601)	2,145,015	3,013,034
NET INCREASE (DECREASE) IN NET ASSETS	14,074,807	(94,616,538)	6,111,523	(33,384,237)	8,076,322	(722,474)
NET ASSETS:
Beginning of Year	$411,527,701	$506,144,239	$155,416,314	$188,800,551	$30,288,428	$31,010,902
End of Year	$425,602,508	$411,527,701	$161,527,837	$155,416,314	$38,364,750	$30,288,428
Changes in Units:
Units outstanding, beginning of year	62,156,856	65,797,911	11,209,064	11,897,165	25,683,713	23,217,125
Units issued	12,381,007	9,017,794	2,281,987	1,676,438	12,214,756	8,424,741
Units redeemed	(18,857,786)	(12,658,849)	(3,297,552)	(2,364,539)	(10,586,499)	(5,958,153)
Net increase (decrease)	(6,476,779)	(3,641,055)	(1,015,565)	(688,101)	1,628,257	2,466,588
Units outstanding, end of year	55,680,077	62,156,856	10,193,499	11,209,064	27,311,970	25,683,713
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Money Market Fund		Intermediate Bond Fund		Core Bond Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,322,994	$412,736	$1,258,194	$638,853	$3,725,716	$2,909,328
Net realized gain (loss) on investments	(389,014)	(349,309)	(690,229)	(336,717)	(2,806,414)	(1,525,165)
Net change in unrealized appreciation (depreciation) on investments	518,307	346,130	2,405,124	(7,587,156)	5,956,178	(28,839,675)
Net Increase (Decrease) in net assets resulting from operations	3,452,287	409,557	2,973,089	(7,285,020)	6,875,480	(27,455,512)
From Unit Transactions:
Contributions	8,652,376	5,585,275	5,025,874	4,499,204	9,489,216	9,912,022
Withdrawals	(21,392,437)	(11,588,931)	(12,429,307)	(7,834,028)	(23,517,412)	(17,826,568)
Net Transfers	60,815,433	20,121,917	1,800,603	79,739	(686,483)	(5,740,215)
Contract fees (Note 4)	(24,963)	(41,977)	(19,020)	(34,566)	(29,562)	(54,835)
Net Increase (Decrease) from unit transactions	48,050,409	14,076,284	(5,621,850)	(3,289,651)	(14,744,241)	(13,709,596)
NET INCREASE (DECREASE) IN NET ASSETS	51,502,696	14,485,841	(2,648,761)	(10,574,671)	(7,868,761)	(41,165,108)
NET ASSETS:
Beginning of Year	$63,016,127	$48,530,286	$79,587,693	$90,162,364	$169,657,491	$210,822,599
End of Year	$114,518,823	$63,016,127	$76,938,932	$79,587,693	$161,788,730	$169,657,491
Changes in Units:
Units outstanding, beginning of year	25,361,274	19,651,807	32,056,013	33,335,110	26,681,534	28,723,445
Units issued	37,395,531	15,201,443	8,851,276	6,470,568	6,184,925	4,998,515
Units redeemed	(18,401,160)	(9,491,976)	(11,052,810)	(7,749,665)	(8,466,140)	(7,040,426)
Net increase (decrease)	18,994,371	5,709,467	(2,201,534)	(1,279,097)	(2,281,215)	(2,041,911)
Units outstanding, end of year	44,355,645	25,361,274	29,854,479	32,056,013	24,400,319	26,681,534
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Retirement Income Fund		Clear Passage 2015 Fund		Clear Passage 2020 Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,779,944	$1,087,526	$1,337,195	$788,255	$5,690,415	$3,763,407
Net realized gain (loss) on investments	(1,111,922)	4,017,273	(1,071,543)	(2,271,365)	2,576,760	24,971,374
Net change in unrealized appreciation (depreciation) on investments	8,021,638	(19,285,746)	6,842,897	(11,411,703)	23,424,377	(81,773,976)
Net Increase (Decrease) in net assets resulting from operations	8,689,660	(14,180,947)	7,108,549	(12,894,813)	31,691,552	(53,039,195)
From Unit Transactions:
Contributions	11,323,919	13,260,700	5,567,710	4,317,092	17,710,890	22,315,549
Withdrawals	(22,586,496)	(15,437,449)	(13,137,760)	(12,223,364)	(60,320,676)	(49,149,065)
Net Transfers	(4,466,875)	(1,818,844)	(727,949)	(1,246,063)	(6,523,119)	(11,425,418)
Contract fees (Note 4)	(27,997)	(45,308)	(7,720)	(14,076)	(31,998)	(57,581)
Net Increase (Decrease) from unit transactions	(15,757,449)	(4,040,901)	(8,305,719)	(9,166,411)	(49,164,903)	(38,316,515)
NET INCREASE (DECREASE) IN NET ASSETS	(7,067,789)	(18,221,848)	(1,197,170)	(22,061,224)	(17,473,351)	(91,355,710)
NET ASSETS:
Beginning of Year	$103,709,074	$121,930,922	$78,455,023	$100,516,247	$311,223,399	$402,579,109
End of Year	$96,641,285	$103,709,074	$77,257,853	$78,455,023	$293,750,048	$311,223,399
Changes in Units:
Units outstanding, beginning of year	60,676,246	63,060,332	44,030,991	49,193,459	164,485,729	183,659,575
Units issued	20,548,450	18,744,154	9,936,136	8,909,248	33,728,823	26,956,831
Units redeemed	(29,576,328)	(21,128,240)	(14,439,428)	(14,071,716)	(58,638,547)	(46,130,677)
Net increase (decrease)	(9,027,878)	(2,384,086)	(4,503,292)	(5,162,468)	(24,909,724)	(19,173,846)
Units outstanding, end of year	51,648,368	60,676,246	39,527,699	44,030,991	139,576,005	164,485,729
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Clear Passage 2025 Fund		Clear Passage 2030 Fund		Clear Passage 2035 Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$11,928,577	$7,492,570	$12,896,747	$7,650,001	$11,414,963	$6,773,413
Net realized gain (loss) on investments	19,215,474	48,518,025	28,327,266	49,886,914	23,683,752	49,399,905
Net change in unrealized appreciation (depreciation) on investments	44,145,534	(158,359,840)	51,478,094	(165,836,450)	58,204,364	(157,289,060)
Net Increase (Decrease) in net assets resulting from operations	75,289,585	(102,349,245)	92,702,107	(108,299,535)	93,303,079	(101,115,742)
From Unit Transactions:
Contributions	58,573,094	62,844,335	77,938,443	70,347,250	78,642,026	72,775,552
Withdrawals	(104,819,321)	(66,486,534)	(84,051,722)	(48,708,139)	(66,666,479)	(45,722,290)
Net Transfers	(5,339,074)	(11,403,159)	536,650	(10,210,054)	(1,448,218)	(4,242,327)
Contract fees (Note 4)	(82,673)	(115,483)	(103,137)	(134,673)	(108,847)	(137,664)
Net Increase (Decrease) from unit transactions	(51,667,974)	(15,160,841)	(5,679,766)	11,294,384	10,418,482	22,673,271
NET INCREASE (DECREASE) IN NET ASSETS	23,621,611	(117,510,086)	87,022,341	(97,005,151)	103,721,561	(78,442,471)
NET ASSETS:
Beginning of Year	$612,174,693	$729,684,779	$638,817,661	$735,822,812	$557,162,694	$635,605,165
End of Year	$635,796,304	$612,174,693	$725,840,002	$638,817,661	$660,884,255	$557,162,694
Changes in Units:
Units outstanding, beginning of year	296,488,038	303,484,921	283,560,701	278,623,383	239,522,133	230,107,015
Units issued	84,544,021	63,313,964	88,272,782	62,519,674	78,901,924	55,871,527
Units redeemed	(108,665,068)	(70,310,847)	(90,935,371)	(57,582,356)	(75,027,436)	(46,456,409)
Net increase (decrease)	(24,121,047)	(6,996,883)	(2,662,589)	4,937,318	3,874,488	9,415,118
Units outstanding, end of year	272,366,991	296,488,038	280,898,112	283,560,701	243,396,621	239,522,133

	MoA Funds
	Clear Passage 2040 Fund		Clear Passage 2045 Fund		Clear Passage 2050 Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$9,575,556	$5,764,188	$10,142,996	$6,140,300	$7,684,691	$4,573,298
Net realized gain (loss) on investments	23,080,470	47,697,208	25,243,878	54,262,226	21,118,632	37,219,891
Net change in unrealized appreciation (depreciation) on investments	54,804,416	(139,967,632)	61,719,558	(155,732,556)	46,041,726	(111,578,156)
Net Increase (Decrease) in net assets resulting from operations	87,460,442	(86,506,236)	97,106,432	(95,330,030)	74,845,049	(69,784,967)
From Unit Transactions:
Contributions	73,771,474	64,925,872	71,669,463	68,577,517	73,177,491	65,760,673
Withdrawals	(61,844,001)	(38,375,595)	(66,871,838)	(45,256,003)	(57,733,075)	(36,206,520)
Net Transfers	1,213,900	(4,311,251)	(1,371,476)	(3,436,014)	(2,930,137)	(4,136,468)
Contract fees (Note 4)	(105,591)	(134,782)	(123,783)	(175,251)	(138,455)	(193,676)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022
	MoA Funds
	Clear Passage 2040 Fund		Clear Passage 2045 Fund		Clear Passage 2050 Fund
	2023	2022	2023	2022	2023	2022
Net Increase (Decrease) from unit transactions	13,035,782	22,104,244	3,302,366	19,710,249	12,375,824	25,224,009
NET INCREASE (DECREASE) IN NET ASSETS	100,496,224	(64,401,992)	100,408,798	(75,619,781)	87,220,873	(44,560,958)
NET ASSETS:
Beginning of Year	$475,357,458	$539,759,450	$510,604,873	$586,224,654	$381,806,137	$426,367,095
End of Year	$575,853,682	$475,357,458	$611,013,671	$510,604,873	$469,027,010	$381,806,137
Changes in Units:
Units outstanding, beginning of year	200,264,735	191,116,100	216,689,792	208,538,403	168,748,500	157,835,012
Units issued	72,864,170	49,142,368	71,148,798	52,741,404	68,095,069	46,022,605
Units redeemed	(68,078,166)	(39,993,733)	(70,101,380)	(44,590,015)	(63,175,029)	(35,109,117)
Net increase (decrease)	4,786,004	9,148,635	1,047,418	8,151,389	4,920,040	10,913,488
Units outstanding, end of year	205,050,739	200,264,735	217,737,210	216,689,792	173,668,540	168,748,500
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Clear Passage 2055 Fund		Clear Passage 2060 Fund		Clear Passage 2065 Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,935,854	$2,121,953	$1,920,677	$873,416	$547,531	$187,337
Net realized gain (loss) on investments	7,003,853	17,024,071	2,964,903	7,834,400	284,800	1,010,936
Net change in unrealized appreciation (depreciation) on investments	27,421,677	(51,169,687)	13,930,849	(21,564,933)	4,072,417	(2,997,060)
Net Increase (Decrease) in net assets resulting from operations	38,361,384	(32,023,663)	18,816,429	(12,857,117)	4,904,748	(1,798,787)
From Unit Transactions:
Contributions	55,482,997	49,168,536	39,392,458	31,781,265	18,214,413	10,984,434
Withdrawals	(32,796,865)	(17,655,810)	(17,042,202)	(8,073,319)	(5,932,666)	(1,733,833)
Net Transfers	(1,463,794)	(681,864)	174,398	(298,249)	1,022,620	1,687,083
Contract fees (Note 4)	(125,548)	(155,745)	(110,750)	(112,099)	(52,680)	(21,502)
Net Increase (Decrease) from unit transactions	21,096,790	30,675,117	22,413,904	23,297,598	13,251,687	10,916,182
NET INCREASE (DECREASE) IN NET ASSETS	59,458,174	(1,348,546)	41,230,333	10,440,481	18,156,435	9,117,395
NET ASSETS:
Beginning of Year	$187,635,908	$188,984,454	$84,901,160	$74,460,679	$18,375,320	$9,257,925
End of Year	$247,094,082	$187,635,908	$126,131,493	$84,901,160	$36,531,755	$18,375,320
Changes in Units:
Units outstanding, beginning of year	120,383,559	101,488,558	6,693,023	4,917,277	1,534,672	649,196
Units issued	60,699,060	44,623,590	4,573,504	3,269,065	2,095,079	1,231,365
Units redeemed	(48,295,103)	(25,728,589)	(2,956,226)	(1,493,319)	(1,084,690)	(345,889)
Net increase (decrease)	12,403,957	18,895,001	1,617,278	1,775,746	1,010,389	885,476
Units outstanding, end of year	132,787,516	120,383,559	8,310,301	6,693,023	2,545,061	1,534,672
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MoA Funds
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$1,787,137	$1,190,805	$4,838,639	$3,389,101	$3,889,339	$2,817,601
Net realized gain (loss) on investments	(44,604)	6,101,444	12,576,496	30,302,696	14,568,393	26,261,701
Net change in unrealized appreciation (depreciation) on investments	9,049,922	(25,157,896)	22,115,272	(84,414,116)	18,899,560	(73,465,141)
Net Increase (Decrease) in net assets resulting from operations	10,792,455	(17,865,647)	39,530,407	(50,722,319)	37,357,292	(44,385,839)
From Unit Transactions:
Contributions	7,876,001	9,879,304	20,727,305	20,364,150	17,348,213	17,641,769
Withdrawals	(18,693,259)	(14,768,327)	(46,301,930)	(30,918,288)	(27,652,168)	(20,749,218)
Net Transfers	(2,486,966)	(4,332,801)	(3,153,350)	(5,729,325)	(5,927,713)	(5,491,508)
Contract fees (Note 4)	(12,743)	(19,549)	(24,335)	(39,048)	(16,887)	(27,338)
Net Increase (Decrease) from unit transactions	(13,316,967)	(9,241,373)	(28,752,310)	(16,322,511)	(16,248,555)	(8,626,295)
NET INCREASE (DECREASE) IN NET ASSETS	(2,524,512)	(27,107,020)	10,778,097	(67,044,830)	21,108,737	(53,012,134)
NET ASSETS:
Beginning of Year	$110,642,259	$137,749,279	$288,523,442	$355,568,272	$231,868,751	$284,880,885
End of Year	$108,117,747	$110,642,259	$299,301,539	$288,523,442	$252,977,488	$231,868,751
Changes in Units:
Units outstanding, beginning of year	49,786,979	53,838,856	91,773,178	96,776,799	59,336,325	61,315,002
Units issued	12,873,663	11,891,705	22,518,844	18,231,036	16,106,155	12,621,023
Units redeemed	(18,637,567)	(15,943,582)	(31,293,333)	(23,234,657)	(20,046,327)	(14,599,700)
Net increase (decrease)	(5,763,904)	(4,051,877)	(8,774,489)	(5,003,621)	(3,940,172)	(1,978,677)
Units outstanding, end of year	44,023,075	49,786,979	82,998,689	91,773,178	55,396,153	59,336,325
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Fidelity
	VIP Equity-Income Portfolio		VIP Asset Manager Portfolio		VIP Contrafund Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$3,303,810	$3,611,564	$2,152,268	$1,991,082	$(1,271,143)	$(1,075,019)
Net realized gain (loss) on investments	11,676,634	11,423,408	1,523,228	9,183,697	57,719,019	62,575,203
Net change in unrealized appreciation (depreciation) on investments	10,141,828	(31,706,800)	10,806,174	(34,224,740)	151,378,436	(323,613,116)
Net Increase (Decrease) in net assets resulting from operations	25,122,272	(16,671,828)	14,481,670	(23,049,961)	207,826,312	(262,112,932)
From Unit Transactions:
Contributions	13,278,270	12,036,453	10,050,528	8,805,458	27,053,935	24,181,088
Withdrawals	(40,121,623)	(25,744,020)	(19,755,530)	(10,980,682)	(97,760,411)	(66,103,858)
Net Transfers	(3,492,835)	11,654,902	(1,969,458)	(1,886,256)	(6,241,283)	(20,020,178)
Contract fees (Note 4)	(28,184)	(46,175)	(28,189)	(43,976)	(24,341)	(36,577)
Net Increase (Decrease) from unit transactions	(30,364,372)	(2,098,840)	(11,702,649)	(4,105,456)	(76,972,100)	(61,979,525)
NET INCREASE (DECREASE) IN NET ASSETS	(5,242,100)	(18,770,668)	2,779,021	(27,155,417)	130,854,212	(324,092,457)
NET ASSETS:
Beginning of Year	$275,430,101	$294,200,769	$124,312,712	$151,468,129	$673,709,583	$997,802,040
End of Year	$270,188,001	$275,430,101	$127,091,733	$124,312,712	$804,563,795	$673,709,583
Changes in Units:
Units outstanding, beginning of year	2,311,871	2,331,437	2,028,747	2,087,691	4,748,529	5,140,313
Units issued	541,704	459,071	459,415	358,406	902,583	666,235
Units redeemed	(791,672)	(478,637)	(642,659)	(417,350)	(1,374,291)	(1,058,019)
Net increase (decrease)	(249,968)	(19,566)	(183,244)	(58,944)	(471,708)	(391,784)
Units outstanding, end of year	2,061,903	2,311,871	1,845,503	2,028,747	4,276,821	4,748,529
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Fidelity
	VIP Mid Cap Portfolio		VIP Freedom Income Portfolio‡		VIP Freedom 2020 Portfolio‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$39,206	$(102,564)	$228,558	$—	$256,365	$—
Net realized gain (loss) on investments	6,073,025	12,862,986	3,594	—	16,706	—
Net change in unrealized appreciation (depreciation) on investments	16,946,152	(44,909,085)	215,211	—	692,767	—
Net Increase (Decrease) in net assets resulting from operations	23,058,383	(32,148,663)	447,363	—	965,838	—
From Unit Transactions:
Contributions	9,002,279	8,475,146	32,051	—	95,513	—
Withdrawals	(21,858,788)	(14,940,672)	(66,378)	—	(489,563)	—
Net Transfers	(4,912,928)	(3,562,481)	8,227,512	—	13,006,765	—
Contract fees (Note 4)	(3,775)	(5,196)	—	—	—	—
Net Increase (Decrease) from unit transactions	(17,773,212)	(10,033,203)	8,193,185	—	12,612,715	—
NET INCREASE (DECREASE) IN NET ASSETS	5,285,171	(42,181,866)	8,640,548	—	13,578,553	—
NET ASSETS:
Beginning of Year	$171,123,749	$213,305,615	$—	$—	$—	$—
End of Year	$176,408,920	$171,123,749	$8,640,548	$—	$13,578,553	$—
Changes in Units:
Units outstanding, beginning of year	1,430,625	1,510,706	—	—	—	—
Units issued	308,076	241,191	841,065	—	1,299,270	—
Units redeemed	(451,110)	(321,272)	(26,827)	—	(47,002)	—
Net increase (decrease)	(143,034)	(80,081)	814,238	—	1,252,268	—
Units outstanding, end of year	1,287,591	1,430,625	814,238	—	1,252,268	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Fidelity
	VIP Freedom 2025 Portfolio‡		VIP Freedom 2030 Portfolio‡		VIP Freedom 2035 Portfolio‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$370,267	$—	$272,553	$—	$151,052	$—
Net realized gain (loss) on investments	23,065	—	9,455	—	2,839	—
Net change in unrealized appreciation (depreciation) on investments	1,298,928	—	1,024,317	—	711,492	—
Net Increase (Decrease) in net assets resulting from operations	1,692,260	—	1,306,325	—	865,383	—
From Unit Transactions:
Contributions	218,727	—	369,278	—	386,011	—
Withdrawals	(711,874)	—	(93,901)	—	(11,221)	—
Net Transfers	20,897,314	—	14,983,179	—	9,182,871	—
Contract fees (Note 4)	—	—	—	—	—	—
Net Increase (Decrease) from unit transactions	20,404,167	—	15,258,556	—	9,557,661	—
NET INCREASE (DECREASE) IN NET ASSETS	22,096,427	—	16,564,881	—	10,423,044	—
NET ASSETS:
Beginning of Year	$—	$—	$—	$—	$—	$—
End of Year	$22,096,427	$—	$16,564,881	$—	$10,423,044	$—
Changes in Units:
Units outstanding, beginning of year	—	—	—	—	—	—
Units issued	2,099,955	—	1,547,043	—	947,411	—
Units redeemed	(73,408)	—	(33,326)	—	(1,083)	—
Net increase (decrease)	2,026,547	—	1,513,717	—	946,328	—
Units outstanding, end of year	2,026,547	—	1,513,717	—	946,328	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Fidelity
	VIP Freedom 2040 Portfolio‡		VIP Freedom 2045 Portfolio‡		VIP Freedom 2050 Portfolio‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$99,597	$—	$58,627	$—	$45,459	$—
Net realized gain (loss) on investments	30,985	—	8,251	—	57,172	—
Net change in unrealized appreciation (depreciation) on investments	630,135	—	402,125	—	325,483	—
Net Increase (Decrease) in net assets resulting from operations	760,717	—	469,003	—	428,114	—
From Unit Transactions:
Contributions	170,656	—	111,732	—	152,926	—
Withdrawals	(162,972)	—	(122,713)	—	(1,037,597)	—
Net Transfers	7,397,236	—	4,856,292	—	4,674,846	—
Contract fees (Note 4)	—	—	—	—	—	—
Net Increase (Decrease) from unit transactions	7,404,920	—	4,845,311	—	3,790,175	—
NET INCREASE (DECREASE) IN NET ASSETS	8,165,637	—	5,314,314	—	4,218,289	—
NET ASSETS:
Beginning of Year	$—	$—	$—	$—	$—	$—
End of Year	$8,165,637	$—	$5,314,314	$—	$4,218,289	$—
Changes in Units:
Units outstanding, beginning of year	—	—	—	—	—	—
Units issued	778,335	—	491,876	—	477,671	—
Units redeemed	(41,637)	—	(13,281)	—	(97,959)	—
Net increase (decrease)	736,698	—	478,595	—	379,712	—
Units outstanding, end of year	736,698	—	478,595	—	379,712	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

	Fidelity
	VIP Freedom 2055 Portfolio‡		VIP Freedom 2060 Portfolio‡		VIP Extended Market Index Portfolio‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$15,291	$—	$10,829	$—	$38,355	$—
Net realized gain (loss) on investments	2,071	—	4,002	—	2,640	—
Net change in unrealized appreciation (depreciation) on investments	100,934	—	72,821	—	288,143	—
Net Increase (Decrease) in net assets resulting from operations	118,296	—	87,652	—	329,138	—
From Unit Transactions:
Contributions	78,709	—	15,088	—	17,987	—
Withdrawals	(7,683)	—	(50,899)	—	(2,758)	—
Net Transfers	1,151,996	—	879,240	—	2,184,452	—
Contract fees (Note 4)	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022
	Fidelity
	VIP Freedom 2055 Portfolio‡		VIP Freedom 2060 Portfolio‡		VIP Extended Market Index Portfolio‡
	2023	2022	2023	2022	2023	2022
Net Increase (Decrease) from unit transactions	1,223,022	—	843,429	—	2,199,681	—
NET INCREASE (DECREASE) IN NET ASSETS	1,341,318	—	931,081	—	2,528,819	—
NET ASSETS:
Beginning of Year	$—	$—	$—	$—	$—	$—
End of Year	$1,341,318	$—	$931,081	$—	$2,528,819	$—
Changes in Units:
Units outstanding, beginning of year	—	—	—	—	—	—
Units issued	121,704	—	88,614	—	229,635	—
Units redeemed	(942)	—	(4,739)	—	(6,313)	—
Net increase (decrease)	120,762	—	83,875	—	223,322	—
Units outstanding, end of year	120,762	—	83,875	—	223,322	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Fidelity				Vanguard
	VIP Index 500 Initial Portfolio‡		VIP Value Strategies Portfolio‡		VIF Diversified Value Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$884,246	$—	$32,078	$—	$1,896,154	$1,197,832
Net realized gain (loss) on investments	288,722	—	113,633	—	11,414,114	21,967,776
Net change in unrealized appreciation (depreciation) on investments	6,801,769	—	216,410	—	29,107,388	(56,093,096)
Net Increase (Decrease) in net assets resulting from operations	7,974,737	—	362,121	—	42,417,656	(32,927,488)
From Unit Transactions:
Contributions	674,637	—	21,634	—	17,245,266	16,001,955
Withdrawals	(1,267,489)	—	(28,182)	—	(37,163,252)	(19,216,106)
Net Transfers	80,466,420	—	3,016,380	—	(8,740,342)	4,815,138
Contract fees (Note 4)	—		—		(8,343)	(10,801)
Net Increase (Decrease) from unit transactions	79,873,568	—	3,009,832	—	(28,666,671)	1,590,186
NET INCREASE (DECREASE) IN NET ASSETS	87,848,305	—	3,371,953	—	13,750,985	(31,337,302)
NET ASSETS:
Beginning of Year	$—	$—	$—	$—	$236,220,748	$267,558,050
End of Year	$87,848,305	$—	$3,371,953	$—	$249,971,733	$236,220,748
Changes in Units:
Units outstanding, beginning of year	—	—	—	—	5,362,701	5,342,176
Units issued	8,345,828	—	305,933	—	1,277,618	1,207,130
Units redeemed	(461,013)	—	(4,217)	—	(1,893,456)	(1,186,605)
Net increase (decrease)	7,884,815	—	301,716	—	(615,838)	20,525
Units outstanding, end of year	7,884,815	—	301,716	—	4,746,863	5,362,701

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Vanguard
	VIF International Portfolio		VIF Real Estate Index Portfolio		VIF Total Bond Market Index Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$2,739,821	$2,281,275	$1,037,381	$842,152	$917,074	$737,855
Net realized gain (loss) on investments	17,153,001	73,812,674	794,638	2,746,979	(1,367,429)	(672,237)
Net change in unrealized appreciation (depreciation) on investments	20,306,018	(214,356,403)	3,831,955	(24,906,342)	2,955,443	(7,890,990)
Net Increase (Decrease) in net assets resulting from operations	40,198,840	(138,262,454)	5,663,974	(21,317,211)	2,505,088	(7,825,372)
From Unit Transactions:
Contributions	18,622,844	18,395,036	6,757,522	7,851,643	5,922,394	5,139,626
Withdrawals	(44,011,546)	(28,553,702)	(8,594,246)	(6,873,084)	(8,859,446)	(6,762,443)
Net Transfers	(4,122,617)	(9,638,687)	(3,594,694)	(2,671,537)	7,002,387	(111,697)
Contract fees (Note 4)	(3,772)	(4,545)	(566)	(724)	(387)	(320)
Net Increase (Decrease) from unit transactions	(29,515,091)	(19,801,898)	(5,431,984)	(1,693,702)	4,064,948	(1,734,834)
NET INCREASE (DECREASE) IN NET ASSETS	10,683,749	(158,064,352)	231,990	(23,010,913)	6,570,036	(9,560,206)
NET ASSETS:
Beginning of Year	$301,088,851	$459,153,203	$56,523,351	$79,534,264	$49,016,244	$58,576,450
End of Year	$311,772,600	$301,088,851	$56,755,341	$56,523,351	$55,586,280	$49,016,244
Changes in Units:
Units outstanding, beginning of year	6,701,718	7,090,706	2,802,006	2,887,312	4,980,132	5,133,224
Units issued	1,516,067	1,126,110	893,552	852,451	2,702,632	1,430,458
Units redeemed	(2,127,320)	(1,515,098)	(1,162,228)	(937,757)	(2,304,976)	(1,583,550)
Net increase (decrease)	(611,253)	(777,976)	(268,676)	(85,306)	397,656	(153,092)
Units outstanding, end of year	6,090,465	6,701,718	2,533,330	2,802,006	5,377,788	4,980,132
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Vanguard
	VIF Balanced Portfolio‡		VIF Conservative Allocation Portfolio‡		VIF Total International Stock Market Index Portfolio‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(25,039)	$—	$(10,117)	$—	$(1,449)	$—
Net realized gain (loss) on investments	23,350	—	7,470	—	8,813	—
Net change in unrealized appreciation (depreciation) on investments	1,388,684	—	554,049	—	89,143	—
Net Increase (Decrease) in net assets resulting from operations	1,386,995	—	551,402	—	96,507	—
From Unit Transactions:
Contributions	198,744	—	73,127	—	16,590	—
Withdrawals	(44,499)	—	(194,671)	—	(23,467)	—
Net Transfers	17,997,481	—	7,503,072	—	967,445	—
Contract fees (Note 4)	—	—	—	—	—	—
Net Increase (Decrease) from unit transactions	18,151,726	—	7,381,528	—	960,568	—
NET INCREASE (DECREASE) IN NET ASSETS	19,538,721	—	7,932,930	—	1,057,075	—
NET ASSETS:
Beginning of Year
End of Year	$19,538,721	$—	$7,932,930	$—	$1,057,075	$—
Changes in Units:
Units outstanding, beginning of year
Units issued	1,825,130	—	761,028	—	108,709	—
Units redeemed	(38,395)	—	(28,089)	—	(12,359)	—
Net increase (decrease)	1,786,735	—	732,939	—	96,350	—
Units outstanding, end of year	1,786,735	—	732,939	—	96,350	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Vanguard
	VIF Mid Cap Index Portfolio‡		VIF Small Company Growth Portfolio‡		VIF Short Term Investment Grade Portfolio‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(44,532)	$—	$(9,957)	$—	$(3,742)	$—
Net realized gain (loss) on investments	21,053	—	10,581	—	1,030	—
Net change in unrealized appreciation (depreciation) on investments	3,981,808	—	1,156,523	—	87,217	—
Net Increase (Decrease) in net assets resulting from operations	3,958,329	—	1,157,147	—	84,505	—
From Unit Transactions:
Contributions	157,245	—	50,564	—	65,515	—
Withdrawals	(408,729)	—	(33,714)	—	(60,940)	—
Net Transfers	32,130,195	—	6,987,754	—	2,829,370	—
Contract fees (Note 4)	—	—	—	—	—	—
Net Increase (Decrease) from unit transactions	31,878,711	—	7,004,604	—	2,833,945	—
NET INCREASE (DECREASE) IN NET ASSETS	35,837,040	—	8,161,751	—	2,918,450	—
NET ASSETS:
Beginning of Year	$—	$—	$—	$—	$—	$—
End of Year	$35,837,040	$—	$8,161,751	$—	$2,918,450	$—
Changes in Units:
Units outstanding, beginning of year	—	—	—	—	—	—
Units issued	3,263,878	—	752,991	—	290,483	—
Units redeemed	(63,869)	—	(25,563)	—	(9,331)	—
Net increase (decrease)	3,200,009	—	727,428	—	281,152	—
Units outstanding, end of year	3,200,009	—	727,428	—	281,152	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Goldman Sachs
	VIT Small Cap Equity Insights Funds		VIT US Equity Insights Fund		Government Money Market Fund‡
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$29,783	$(30,741)	$10,326	$18,380	$347,985	$—
Net realized gain (loss) on investments	(1,031,254)	(752,871)	(522,064)	(345,047)	—	—
Net change in unrealized appreciation (depreciation) on investments	2,403,496	(1,235,784)	2,580,372	(1,616,639)	—	—
Net Increase (Decrease) in net assets resulting from operations	1,402,025	(2,019,396)	2,068,634	(1,943,306)	347,985	—
From Unit Transactions:
Contributions	1,692,542	1,372,241	2,073,399	2,213,440	113,074	—
Withdrawals	(903,746)	(548,505)	(1,225,380)	(613,312)	(1,146,662)	—
Net Transfers	456,073	(1,429,908)	889,458	(209,755)	55,494,279	—
Contract fees (Note 4)	(124)	(106)	(133)	(81)	—	—
Net Increase (Decrease) from unit transactions	1,244,745	(606,278)	1,737,344	1,390,292	54,460,691	—
NET INCREASE (DECREASE) IN NET ASSETS	2,646,770	(2,625,674)	3,805,978	(553,014)	54,808,676	—
NET ASSETS:
Beginning of Year	$7,719,511	$10,345,185	$8,551,761	$9,104,775	$—	$—
End of Year	$10,366,281	$7,719,511	$12,357,739	$8,551,761	$54,808,676	$—
Changes in Units:
Units outstanding, beginning of year	680,065	729,770	660,467	561,280	—	—
Units issued	501,580	243,408	444,250	334,203	5,562,362	—
Units redeemed	(411,505)	(293,113)	(329,208)	(235,016)	(143,731)	—
Net increase (decrease)	90,075	(49,705)	115,042	99,187	5,418,631	—
Units outstanding, end of year	770,140	680,065	775,509	660,467	5,418,631	—

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	American Funds Insurance Series
	The Bond Fund of America‡		Managed Risk Growth-Income Fund‡		New World Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$172,645	$—	$5,549	$—	$186,850	$159,267
Net realized gain (loss) on investments	562	—	6,962	—	201,809	1,493,867
Net change in unrealized appreciation (depreciation) on investments	155,768	—	392,260	—	2,104,475	(6,034,710)
Net Increase (Decrease) in net assets resulting from operations	328,975	—	404,771	—	2,493,134	(4,381,576)
From Unit Transactions:
Contributions	92,069	—	133,447	—	2,151,723	1,931,116
Withdrawals	(45,095)	—	(25,973)	—	(2,232,021)	(1,404,834)
Net Transfers	5,703,182	—	4,383,559	—	73,468	175,013
Contract fees (Note 4)	—	—	—	—	(301)	(368)
Net Increase (Decrease) from unit transactions	5,750,156	—	4,491,033	—	(7,131)	700,927
NET INCREASE (DECREASE) IN NET ASSETS	6,079,131	—	4,895,804	—	2,486,003	(3,680,649)
NET ASSETS:
Beginning of Year	$—	$—	$—	$—	$15,963,105	$19,643,754
End of Year	$6,079,131	$—	$4,895,804	$—	$18,449,108	$15,963,105
Changes in Units:
Units outstanding, beginning of year	—	—	—	—	480,452	458,830
Units issued	581,753	—	456,695	—	173,778	126,848
Units redeemed	(10,953)	—	(11,945)	—	(173,071)	(105,226)
Net increase (decrease)	570,800	—	444,750	—	707	21,622
Units outstanding, end of year	570,800	—	444,750	—	481,159	480,452

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.

	American Century		Calvert		Delaware
	VP Capital Appreciation Fund		VP SRI Balanced Portfolio		VIP Small Cap Value Series
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(2,094,736)	$(2,217,723)	$1,179,411	$686,461	$63,219	$35,933
Net realized gain (loss) on investments	212,792	42,937,996	2,637,523	16,418,860	(870,786)	1,192,847
Net change in unrealized appreciation (depreciation) on investments	53,373,025	(158,141,990)	17,010,627	(44,083,044)	1,973,112	(4,411,836)
Net Increase (Decrease) in net assets resulting from operations	51,491,081	(117,421,717)	20,827,561	(26,977,723)	1,165,545	(3,183,056)
From Unit Transactions:
Contributions	12,733,238	11,386,094	8,098,448	7,872,490	1,681,804	2,099,847
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022
	American Century		Calvert		Delaware
	VP Capital Appreciation Fund		VP SRI Balanced Portfolio		VIP Small Cap Value Series
	2023	2022	2023	2022	2023	2022
Withdrawals	(39,004,194)	(28,763,753)	(16,902,290)	(13,354,029)	(2,065,222)	(1,332,786)
Net Transfers	(8,114,401)	(12,187,775)	(1,786,242)	(1,064,394)	(6,222,017)	95,392
Contract fees (Note 4)	(7,171)	(10,925)	(14,986)	(24,043)	(125)	(140)
Net Increase (Decrease) from unit transactions	(34,392,528)	(29,576,359)	(10,605,070)	(6,569,976)	(6,605,560)	862,313
NET INCREASE (DECREASE) IN NET ASSETS	17,098,553	(146,998,076)	10,222,491	(33,547,699)	(5,440,015)	(2,320,743)
NET ASSETS:
Beginning of Year	$272,062,362	$419,060,438	$136,753,017	$170,300,716	$19,950,682	$22,271,425
End of Year	$289,160,915	$272,062,362	$146,975,508	$136,753,017	$14,510,667	$19,950,682
Changes in Units:
Units outstanding, beginning of year	3,787,345	4,171,976	17,423,088	18,188,506	1,613,033	1,572,351
Units issued	715,657	527,416	3,901,355	2,692,378	461,223	656,754
Units redeemed	(1,154,931)	(912,047)	(5,192,978)	(3,457,796)	(994,604)	(616,072)
Net increase (decrease)	(439,274)	(384,631)	(1,291,623)	(765,418)	(533,381)	40,682
Units outstanding, end of year	3,348,071	3,787,345	16,131,465	17,423,088	1,079,652	1,613,033
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	DFA		DWS		Invesco
	U.S. Targeted Value Portfolio‡		Capital Growth VIP		V.I. Main Street Fund
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$84,216	$—	$(3,203,970)	$(3,139,190)	$112,268	$516,943
Net realized gain (loss) on investments	413,069	—	29,932,505	91,197,628	(92,044)	22,589,191
Net change in unrealized appreciation (depreciation) on investments	329,277	—	109,276,452	(272,024,626)	11,680,594	(38,237,741)
Net Increase (Decrease) in net assets resulting from operations	826,562	—	136,004,987	(183,966,188)	11,700,818	(15,131,607)
From Unit Transactions:
Contributions	50,170	—	41,758,190	14,410,283	3,653,801	3,761,230
Withdrawals	(48,390)	—	(76,473,208)	(36,794,828)	(9,063,740)	(5,947,805)
Net Transfers	5,611,361	—	16,829,624	(23,469,307)	(860,693)	(1,896,274)
Contract fees (Note 4)	—	—	(12,822)	(19,456)	(1,546)	(2,247)
Net Increase (Decrease) from unit transactions	5,613,141	—	(17,898,216)	(45,873,308)	(6,272,178)	(4,085,096)
NET INCREASE (DECREASE) IN NET ASSETS	6,439,703	—	118,106,771	(229,839,496)	5,428,640	(19,216,703)
NET ASSETS:
Beginning of Year	$—	$—	$373,864,110	$603,703,606	$55,254,119	$74,470,822
End of Year	$6,439,703	$—	$491,970,881	$373,864,110	$60,682,759	$55,254,119
Changes in Units:
Units outstanding, beginning of year	—	—	2,616,293	2,901,983	799,446	854,261
Units issued	568,867	—	895,379	337,118	218,294	183,435
Units redeemed	(9,178)	—	(1,009,244)	(622,808)	(301,495)	(238,250)
Net increase (decrease)	559,689	—	(113,865)	(285,690)	(83,201)	(54,815)
Units outstanding, end of year	559,689	—	2,502,428	2,616,293	716,245	799,446

‡For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	MFS		Neuberger Berman		PIMCO
	VIT III Mid Cap Value Portfolio		Sustainable Equity Portfolio		VIT Real Return Portfolio
	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$111,464	$46,378	$(41,156)	$(22,437)	$1,131,365	$3,157,742
Net realized gain (loss) on investments	67,494	950,272	532,984	1,169,190	(524,159)	(261,853)
Net change in unrealized appreciation (depreciation) on investments	861,794	(2,046,121)	2,561,524	(3,534,456)	723,876	(8,984,989)
Net Increase (Decrease) in net assets resulting from operations	1,040,752	(1,049,471)	3,053,352	(2,387,703)	1,331,082	(6,089,100)
From Unit Transactions:
Contributions	1,389,649	1,199,245	3,258,928	2,391,061	3,290,521	3,484,327
Withdrawals	(1,039,331)	(870,696)	(2,689,271)	(616,729)	(6,449,356)	(4,781,259)
Net Transfers	(1,381,266)	784,311	605,711	39,385	792,584	1,495,111
Contract fees (Note 4)	(26)	(57)	(189)	(202)	(392)	(379)
Net Increase (Decrease) from unit transactions	(1,030,974)	1,112,803	1,175,179	1,813,515	(2,366,643)	197,800
NET INCREASE (DECREASE) IN NET ASSETS	9,778	63,332	4,228,531	(574,188)	(1,035,561)	(5,891,300)
NET ASSETS:
Beginning of Year	$9,332,083	$9,268,751	$11,158,987	$11,733,175	$43,556,631	$49,447,931
End of Year	$9,341,861	$9,332,083	$15,387,518	$11,158,987	$42,521,070	$43,556,631
Changes in Units:
Units outstanding, beginning of year	663,096	598,386	858,377	730,814	2,938,819	2,925,603
Units issued	294,952	414,391	516,427	356,582	814,754	859,211
Units redeemed	(367,980)	(349,681)	(436,167)	(229,019)	(980,344)	(845,995)
Net increase (decrease)	(73,028)	64,710	80,260	127,563	(165,590)	13,216
Units outstanding, end of year	590,068	663,096	938,637	858,377	2,773,229	2,938,819
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	T. Rowe Price		Victory
	Blue Chip Growth Portfolio		RS Small Cap Growth Equity VIP Series
	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(1,561,197)	$(1,272,820)	$(30,804)	$(27,117)
Net realized gain (loss) on investments	8,818,882	27,093,820	(1,640,128)	(204,819)
Net change in unrealized appreciation (depreciation) on investments	115,691,565	(195,413,972)	2,566,771	(2,072,707)
Net Increase (Decrease) in net assets resulting from operations	122,949,250	(169,592,972)	895,839	(2,304,643)
From Unit Transactions:
Contributions	30,154,851	28,909,869	1,040,809	1,053,208
Withdrawals	(48,285,758)	(29,987,156)	(763,614)	(686,165)
Net Transfers	20,406,056	(27,039,004)	793,320	(526,914)
Contract fees (Note 4)	(4,786)	(4,837)	(14)	(22)
Net Increase (Decrease) from unit transactions	2,270,363	(28,121,128)	1,070,502	(159,893)
NET INCREASE (DECREASE) IN NET ASSETS	125,219,613	(197,714,100)	1,966,341	(2,464,536)
NET ASSETS:
Beginning of Year	$256,132,561	$453,846,661	$4,157,487	$6,622,023
End of Year	$381,352,174	$256,132,561	$6,123,828	$4,157,487
Changes in Units:
Units outstanding, beginning of year	6,612,717	7,175,240	513,309	516,181
Units issued	2,559,347	1,527,392	465,185	300,024
Units redeemed	(2,548,367)	(2,089,915)	(347,069)	(302,896)
Net increase (decrease)	10,980	(562,523)	118,116	(2,872)
Units outstanding, end of year	6,623,697	6,612,717	631,425	513,309
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	Equity Index Portfolio		All America Portfolio		Small Cap Value Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$448,023	$320,249	$39,830	$5,950	$24,186	$(3,830)
Net realized gain (loss) on investments	7,786,290	4,114,326	1,357,316	925,543	(1,844,959)	647,990
Net change in unrealized appreciation (depreciation) on investments	(2,966,961)	(19,043,036)	(981,072)	(4,025,797)	1,388,906	(1,596,315)
Net Increase (Decrease) in net assets resulting from operations	5,267,352	(14,608,461)	416,074	(3,094,304)	(431,867)	(952,155)
From Unit Transactions:
Contributions	2,950,873	3,428,801	296,723	276,190	265,407	318,920
Withdrawals	(5,029,037)	(2,746,413)	(922,287)	(297,257)	(502,362)	(345,856)
Net Transfers	(65,552,495)	(650,330)	(13,445,998)	(58,747)	(6,744,401)	(221,809)
Contract fees (Note 4)	(10)	(1,703)	—	(1,007)	—	(270)
Net Increase (Decrease) from unit transactions	(67,630,669)	30,355	(14,071,562)	(80,821)	(6,981,356)	(249,015)
NET INCREASE (DECREASE) IN NET ASSETS	(62,363,317)	(14,578,106)	(13,655,488)	(3,175,125)	(7,413,223)	(1,201,170)
NET ASSETS:
Beginning of Year	$62,363,317	$76,941,423	$13,655,488	$16,830,613	$7,413,223	$8,614,393
End of Year	$—	$62,363,317	$—	$13,655,488	$—	$7,413,223
Changes in Units:
Units outstanding, beginning of year	5,875,314	5,884,646	504,306	506,620	2,720,207	2,823,491
Units issued	826,293	916,583	25,958	28,118	114,857	690,921
Units redeemed	(6,701,607)	(925,915)	(530,264)	(30,432)	(2,835,064)	(794,205)
Net increase (decrease)	(5,875,314)	(9,332)	(504,306)	(2,314)	(2,720,207)	(103,284)
Units outstanding, end of year	—	5,875,314	—	504,306	—	2,720,207

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid Cap Value Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$(63,879)	$(71,489)	$(20,120)	$12,789	$22,047	$(3,105)
Net realized gain (loss) on investments	(2,037,785)	1,759,791	(890,104)	(89,907)	(635,412)	382,286
Net change in unrealized appreciation (depreciation) on investments	1,838,141	(4,993,959)	801,591	(520,861)	453,856	(975,532)
Net Increase (Decrease) in net assets resulting from operations	(263,523)	(3,305,657)	(108,633)	(597,979)	(159,509)	(596,351)
From Unit Transactions:
Contributions	307,745	320,001	152,671	221,830	184,100	257,580
Withdrawals	(730,958)	(212,874)	(182,045)	(299,520)	(499,810)	(160,436)
Net Transfers	(7,267,260)	(750,462)	(2,729,463)	313,536	(4,088,888)	1,137,976
Contract fees (Note 4)	—	(26)	—	(12)	—	(36)
Net Increase (Decrease) from unit transactions	(7,690,473)	(643,361)	(2,758,837)	235,834	(4,404,598)	1,235,084
NET INCREASE (DECREASE) IN NET ASSETS	(7,953,996)	(3,949,018)	(2,867,470)	(362,145)	(4,564,107)	638,733
NET ASSETS:
Beginning of Year	$7,953,996	$11,903,014	$2,867,470	$3,229,615	$4,564,107	$3,925,374
End of Year	$—	$7,953,996	$—	$2,867,470	$—	$4,564,107
Changes in Units:
Units outstanding, beginning of year	2,649,923	2,818,930	248,627	232,291	1,584,347	1,205,973
Units issued	225,728	217,233	50,566	131,542	177,269	745,837
Units redeemed	(2,875,651)	(386,240)	(299,193)	(115,206)	(1,761,616)	(367,463)
Net increase (decrease)	(2,649,923)	(169,007)	(248,627)	16,336	(1,584,347)	378,374
Units outstanding, end of year	—	2,649,923	—	248,627	—	1,584,347

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	Mid-Cap Equity Index Portfolio		International Portfolio		Money Market Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$249,183	$144,226	$32,048	$13,333	$(203,827)	$176,420
Net realized gain (loss) on investments	1,207,472	2,609,919	(54,546)	81,477	1,057,988	796
Net change in unrealized appreciation (depreciation) on investments	(2,311,205)	(8,348,686)	85,744	(177,524)	42,473	(40,213)
Net Increase (Decrease) in net assets resulting from operations	(854,550)	(5,594,541)	63,246	(82,714)	896,634	137,003
From Unit Transactions:
Contributions	557,885	806,263	140,658	144,326	708,860	150,902
Withdrawals	(1,444,537)	(941,176)	(97,390)	(48,131)	(8,629,818)	(258,014)
Net Transfers	(32,444,987)	(996,298)	(1,243,996)	349,292	(20,156,157)	(26,290,381)
Contract fees (Note 4)	6	(504)	—	(15)	8	(273)
Net Increase (Decrease) from unit transactions	(33,331,633)	(1,131,715)	(1,200,728)	445,472	(28,077,107)	26,182,996
NET INCREASE (DECREASE) IN NET ASSETS	(34,186,183)	(6,726,256)	(1,137,482)	362,758	(27,180,473)	26,319,999
NET ASSETS:
Beginning of Year	$34,186,183	$40,912,439	$1,137,482	$774,724	$27,180,473	$860,474
End of Year	$—	$34,186,183	$—	$1,137,482	$—	$27,180,473
Changes in Units:
Units outstanding, beginning of year	5,446,423	5,607,725	1,012,984	611,352	11,549,949	367,255
Units issued	380,758	309,367	265,550	486,585	13,386,926	11,351,514
Units redeemed	(5,827,181)	(470,669)	(1,278,534)	(84,953)	(24,936,875)	(168,820)
Net increase (decrease)	(5,446,423)	(161,302)	(1,012,984)	401,632	(11,549,949)	11,182,694
Units outstanding, end of year	—	5,446,423	—	1,012,984	—	11,549,949

†For the period January 1, 2023 to November 3, 2023.

	Mutual of America Variable Insurance Portfolios
	Mid-Cap Equity Index Portfolio		International Portfolio		Money Market Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$249,183	$144,226	$32,048	$13,333	$(203,827)	$176,420
Net realized gain (loss) on investments	1,207,472	2,609,919	(54,546)	81,477	1,057,988	796
Net change in unrealized appreciation (depreciation) on investments	(2,311,205)	(8,348,686)	85,744	(177,524)	42,473	(40,213)
Net Increase (Decrease) in net assets resulting from operations	(854,550)	(5,594,541)	63,246	(82,714)	896,634	137,003
From Unit Transactions:
Contributions	557,885	806,263	140,658	144,326	708,860	150,902
Withdrawals	(1,444,537)	(941,176)	(97,390)	(48,131)	(8,629,818)	(258,014)
Net Transfers	(32,444,987)	(996,298)	(1,243,996)	349,292	(20,156,157)	(26,290,381)
Contract fees (Note 4)	6	(504)	—	(15)	8	(273)
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022
	Mutual of America Variable Insurance Portfolios
	Mid-Cap Equity Index Portfolio		International Portfolio		Money Market Portfolio
	2023†	2022	2023†	2022	2023†	2022
Net Increase (Decrease) from unit transactions	(33,331,633)	(1,131,715)	(1,200,728)	445,472	(28,077,107)	26,182,996
NET INCREASE (DECREASE) IN NET ASSETS	(34,186,183)	(6,726,256)	(1,137,482)	362,758	(27,180,473)	26,319,999
NET ASSETS:
Beginning of Year	$34,186,183	$40,912,439	$1,137,482	$774,724	$27,180,473	$860,474
End of Year	$—	$34,186,183	$—	$1,137,482	$—	$27,180,473
Changes in Units:
Units outstanding, beginning of year	5,446,423	5,607,725	1,012,984	611,352	11,549,949	367,255
Units issued	380,758	309,367	265,550	486,585	13,386,926	11,351,514
Units redeemed	(5,827,181)	(470,669)	(1,278,534)	(84,953)	(24,936,875)	(168,820)
Net increase (decrease)	(5,446,423)	(161,302)	(1,012,984)	401,632	(11,549,949)	11,182,694
Units outstanding, end of year	—	5,446,423	—	1,012,984	—	11,549,949

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	Mid-Term Bond Portfolio		Bond Portfolio
	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$9,684	$(1,026)	$71,073	$42,516
Net realized gain (loss) on investments	(283,445)	(17,512)	(1,221,756)	—
Net change in unrealized appreciation (depreciation) on investments	261,514	(242,008)	938,898	(907,643)
Net Increase (Decrease) in net assets resulting from operations	(12,247)	(260,546)	(211,785)	(888,468)
From Unit Transactions:
Contributions	137,721	245,851	319,578	313,553
Withdrawals	(322,755)	(253,788)	(647,430)	(240,533)
Net Transfers	(2,564,644)	(93,745)	(5,704,319)	178,969
Contract fees (Note 4)	—	(403)	—	(761)
Net Increase (Decrease) from unit transactions	(2,749,678)	(102,085)	(6,032,171)	251,228
NET INCREASE (DECREASE) IN NET ASSETS	(2,761,925)	(362,631)	(6,243,956)	(637,240)
NET ASSETS:
Beginning of Year	$2,761,925	$3,124,556	$6,243,956	$6,881,196
End of Year	$—	$2,761,925	$—	$6,243,956
Changes in Units:
Units outstanding, beginning of year	1,173,153	1,215,422	1,036,490	992,705
Units issued	209,938	124,649	117,704	114,953
Units redeemed	(1,383,091)	(166,918)	(1,154,194)	(71,168)
Net increase (decrease)	(1,173,153)	(42,269)	(1,036,490)	43,785
Units outstanding, end of year	—	1,173,153	—	1,036,490

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$27,027	$31,116	$24,477	$42,760	$82,821	$101,795
Net realized gain (loss) on investments	(520,310)	232,265	(232,201)	202,659	(540,093)	733,497
Net change in unrealized appreciation (depreciation) on investments	562,293	(906,104)	245,165	(1,037,213)	613,747	(3,059,059)
Net Increase (Decrease) in net assets resulting from operations	69,010	(642,723)	37,441	(791,794)	156,475	(2,223,767)
From Unit Transactions:
Contributions	37,886	374,858	287,720	221,384	769,818	1,131,621
Withdrawals	(1,583,760)	(271,685)	(482,784)	(47,484)	(1,766,313)	(974,263)
Net Transfers	(3,243,094)	(82,945)	(5,015,916)	(567,128)	(13,373,262)	36,295
Contract fees (Note 4)	(2)	(98)	—	(56)	—	(272)
Net Increase (Decrease) from unit transactions	(4,788,970)	20,130	(5,210,980)	(393,284)	(14,369,757)	193,381
NET INCREASE (DECREASE) IN NET ASSETS	(4,719,960)	(622,593)	(5,173,539)	(1,185,078)	(14,213,282)	(2,030,386)
NET ASSETS:
Beginning of Year	$4,719,960	$5,342,553	$5,173,539	$6,358,617	$14,213,282	$16,243,668
End of Year	$—	$4,719,960	$—	$5,173,539	$—	$14,213,282
Changes in Units:
Units outstanding, beginning of year	2,900,890	2,895,983	3,029,421	3,257,457	7,903,869	7,803,322
Units issued	40,205	316,256	275,292	120,224	415,492	772,566
Units redeemed	(2,941,095)	(311,349)	(3,304,713)	(348,260)	(8,319,361)	(672,019)
Net increase (decrease)	(2,900,890)	4,907	(3,029,421)	(228,036)	(7,903,869)	100,547
Units outstanding, end of year	—	2,900,890	—	3,029,421	—	7,903,869

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	2025 Retirement Portfolio		2030 Retirement Portfolio		2035 Retirement Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$152,061	$133,025	$95,148	$61,044	$52,573	$29,935
Net realized gain (loss) on investments	(87,725)	713,648	352,959	188,770	61,475	307,439
Net change in unrealized appreciation (depreciation) on investments	241,744	(4,585,882)	(152,146)	(2,844,533)	78,731	(1,737,332)
Net Increase (Decrease) in net assets resulting from operations	306,080	(3,739,209)	295,961	(2,594,719)	192,779	(1,399,958)
From Unit Transactions:
Contributions	1,691,786	1,827,045	1,811,421	2,144,345	1,473,955	1,295,548
Withdrawals	(2,897,884)	(1,597,592)	(1,645,321)	(388,565)	(359,600)	(662,413)
Net Transfers	(20,640,359)	(758,980)	(15,060,716)	(1,236,643)	(9,241,497)	213,091
Contract fees (Note 4)	—	(620)	(3)	(560)	32	(416)
Net Increase (Decrease) from unit transactions	(21,846,457)	(530,147)	(14,894,619)	518,577	(8,127,110)	845,810
NET INCREASE (DECREASE) IN NET ASSETS	(21,540,377)	(4,269,356)	(14,598,658)	(2,076,142)	(7,934,331)	(554,148)
NET ASSETS:
Beginning of Year	$21,540,377	$25,809,733	$14,598,658	$16,674,800	$7,934,331	$8,488,479
End of Year	$—	$21,540,377	$—	$14,598,658	$—	$7,934,331
Changes in Units:
Units outstanding, beginning of year	11,009,615	11,290,599	6,883,870	6,659,342	3,613,095	3,252,329
Units issued	1,079,498	903,399	885,128	1,087,749	686,107	709,957
Units redeemed	(12,089,113)	(1,184,383)	(7,768,998)	(863,221)	(4,299,202)	(349,191)
Net increase (decrease)	(11,009,615)	(280,984)	(6,883,870)	224,528	(3,613,095)	360,766
Units outstanding, end of year	—	11,009,615	—	6,883,870	—	3,613,095

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$50,156	$37,911	$26,859	$12,516	$27,834	$16,145
Net realized gain (loss) on investments	63,835	570,278	193,170	125,636	51,136	238,402
Net change in unrealized appreciation (depreciation) on investments	110,070	(1,815,435)	(92,512)	(816,346)	59,929	(907,860)
Net Increase (Decrease) in net assets resulting from operations	224,061	(1,207,246)	127,517	(678,194)	138,899	(653,313)
From Unit Transactions:
Contributions	899,707	1,182,574	556,794	888,496	559,926	900,711
Withdrawals	(447,794)	(140,666)	(146,859)	(56,428)	(164,054)	(221,425)
Net Transfers	(7,719,247)	(962,741)	(4,436,810)	(263,049)	(4,507,334)	(41,249)
Contract fees (Note 4)	—	(323)	4	(246)	—	(173)
Net Increase (Decrease) from unit transactions	(7,267,334)	78,844	(4,026,871)	568,773	(4,111,462)	637,864
NET INCREASE (DECREASE) IN NET ASSETS	(7,043,273)	(1,128,402)	(3,899,354)	(109,421)	(3,972,563)	(15,449)
NET ASSETS:
Beginning of Year	$7,043,273	$8,171,675	$3,899,354	$4,008,775	$3,972,563	$3,988,012
End of Year	$—	$7,043,273	$—	$3,899,354	$—	$3,972,563
Changes in Units:
Units outstanding, beginning of year	3,163,663	3,074,656	1,756,942	1,515,536	1,831,056	1,541,883
Units issued	463,004	768,654	250,302	383,572	260,875	409,087
Units redeemed	(3,626,667)	(679,647)	(2,007,244)	(142,166)	(2,091,931)	(119,914)
Net increase (decrease)	(3,163,663)	89,007	(1,756,942)	241,406	(1,831,056)	289,173
Units outstanding, end of year	—	3,163,663	—	1,756,942	—	1,831,056

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	2055 Retirement Portfolio		2060 Retirement Portfolio
	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$5,749	$3,159	$3,811	$215
Net realized gain (loss) on investments	30,583	6,113	(43,910)	31,421
Net change in unrealized appreciation (depreciation) on investments	(7,992)	(159,294)	60,305	(160,230)
Net Increase (Decrease) in net assets resulting from operations	28,340	(150,022)	20,206	(128,594)
From Unit Transactions:
Contributions	218,434	183,211	157,342	214,403
Withdrawals	(4,218)	(15,459)	(11,853)	(6,000)
Net Transfers	(1,165,885)	6,956	(868,217)	(134,147)
Contract fees (Note 4)	—	(62)	—	(36)
Net Increase (Decrease) from unit transactions	(951,669)	174,646	(722,728)	74,220
NET INCREASE (DECREASE) IN NET ASSETS	(923,329)	24,624	(702,522)	(54,374)
NET ASSETS:
Beginning of Year	$923,329	$898,705	$702,522	$756,896
End of Year	$—	$923,329	$—	$702,522
Changes in Units:
Units outstanding, beginning of year	606,161	495,544	56,357	51,185
Units issued	135,063	124,389	19,881	20,136
Units redeemed	(741,224)	(13,772)	(76,238)	(14,964)
Net increase (decrease)	(606,161)	110,617	(56,357)	5,172
Units outstanding, end of year	—	606,161	—	56,357

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
For the Years or Periods Ended December 31, 2023 and 2022

	Mutual of America Variable Insurance Portfolios
	Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio
	2023†	2022	2023†	2022	2023†	2022
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income (loss)	$51,040	$84,273	$132,197	$132,875	$33,014	$18,489
Net realized gain (loss) on investments	(747,713)	428,763	(450,682)	1,236,617	63,309	206,340
Net change in unrealized appreciation (depreciation) on investments	820,382	(1,844,454)	819,906	(4,754,082)	(5,922)	(1,015,177)
Net Increase (Decrease) in net assets resulting from operations	123,709	(1,331,418)	501,421	(3,384,590)	90,401	(790,348)
From Unit Transactions:
Contributions	193,400	956,510	750,565	1,428,984	387,973	443,757
Withdrawals	(1,060,795)	(413,046)	(2,207,758)	(1,293,355)	(162,367)	(136,588)
Net Transfers	(8,085,313)	(224,547)	(18,361,129)	(731,336)	(4,591,053)	(199,673)
Contract fees (Note 4)	—	(381)	8	(736)	—	(289)
Net Increase (Decrease) from unit transactions	(8,952,708)	318,536	(19,818,314)	(596,443)	(4,365,447)	107,207
NET INCREASE (DECREASE) IN NET ASSETS	(8,828,999)	(1,012,882)	(19,316,893)	(3,981,033)	(4,275,046)	(683,141)
NET ASSETS:
Beginning of Year	$8,828,999	$9,841,881	$19,316,893	$23,297,926	$4,275,046	$4,958,187
End of Year	$—	$8,828,999	$—	$19,316,893	$—	$4,275,046
Changes in Units:
Units outstanding, beginning of year	4,171,516	4,040,753	6,499,724	6,691,191	1,159,080	1,127,483
Units issued	185,904	566,835	261,985	581,189	135,372	139,522
Units redeemed	(4,357,420)	(436,072)	(6,761,709)	(772,656)	(1,294,452)	(107,925)
Net increase (decrease)	(4,171,516)	130,763	(6,499,724)	(191,467)	(1,159,080)	31,597
Units outstanding, end of year	—	4,171,516	—	6,499,724	—	1,159,080

†For the period January 1, 2023 to November 3, 2023.
The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
1. Organization
Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2023, Separate Account No. 2 consists of 71 distinct Subaccounts. Each invests in shares of one of 27 funds of MoA Funds Corporation (“MoA Funds”) or funds managed by independent investment advisors: the MoA Equity Index Fund, MoA All America Fund, MoA Small Cap Value Fund, MoA Small Cap Growth Fund, MoA Small Cap Equity Index Fund, MoA Mid Cap Value Fund, MoA Mid Cap Equity Index Fund, MoA Balanced Fund, MoA International Fund, MoA Money Market Fund, MoA Intermediate Bond Fund, MoA Core Bond Fund, MoA Retirement Income Fund, MoA Clear Passage 2015 Fund, MoA Clear Passage 2020 Fund, MoA Clear Passage 2025 Fund, MoA Clear Passage 2030 Fund, MoA Clear Passage 2035 Fund, MoA Clear Passage 2040 Fund, MoA Clear Passage 2045 Fund, MoA Clear Passage 2050 Fund, MoA Clear Passage 2055 Fund, MoA Clear Passage 2060 Fund, MoA Clear Passage 2065 Fund of MoA Funds; MoA Conservative Allocation Fund, MoA Moderate Allocation Fund, MoA Aggressive Allocation Fund, the VIP Equity Income Portfolio, VIP Asset Manager Portfolio, VIP Contrafund Portfolio, VIP Mid Cap Portfolio, VIP Freedom Income Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Extended Market Index Portfolio, VIP Index 500 Initial Portfolio, and VIP Value Strategies Portfolio of Fidelity Investments Variable Insurance Products Funds ("Fidelity"); the VIF Diversified Value Portfolio, VIF International Portfolio, VIF Real Estate Index Portfolio, VIF Total Bond Market Index Portfolio, VIF Balanced Portfolio, VIF Conservative Allocation Portfolio, VIF International Stock Market Index Portfolio, VIF Mid Cap Index Portfolio, VIF Small Company Growth Portfolio, and VIF Short-Term Investment Grade Portfolio of Vanguard Variable Insurance Funds ("Vanguard"); the VIT Small Cap Equity Insights Fund, VIT US Equity Insights Fund, and VIT Government Money Market Fund of Goldman Sachs Variable Insurance Trust ("Goldman Sachs"); American Century Investments VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (Reorganized effective April 26, 2024 into the LVIP American Century Capital Appreciation Fund, of the Lincoln Variable Insurance Products Trust); the New World Fund, the Managed Risk Growth Fund, and The Bond Fund of America of the American Funds Insurance Series (“American Funds”) American Century; the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); Delaware VIP Small Cap Value Series of Macquarie VIP Trusts; the Capital Growth VIP of Deutsche DWS Variable Series I (“DWS”); the V.I. Main Street Fund of Invesco Variable Insurance Funds (“Invesco”); the MFS VIT III Mid Cap Value Portfolio of the MFS Variable Investment Trust III (“MFS”); the Sustainable Equity Portfolio of Neuberger Berman Advisers Management Trust (“Neuberger Berman”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”) and the RS Small Cap Growth Equity VIP Series of Victory Variable Insurance Funds (“Victory”).
As of November 3, 2023, (date of substitution), the Mutual of America Variable Insurance Portfolios (“Mutual of America VIP”) were liquidated and exchanged for comparable externally managed insurance dedicated funds.
Mutual of America VIP Investment	Substituted External Investment ("Replacement Funds")
2015 Retirement Portfolio	Fidelity Freedom Income Portfolio
Retirement Income
2020 Retirement Portfolio	Fidelity Freedom 2020 Portfolio
2025 Retirement Portfolio	Fidelity Freedom 2025 Portfolio
2030 Retirement Portfolio	Fidelity Freedom 2030 Portfolio
2035 Retirement Portfolio	Fidelity Freedom 2035 Portfolio
2040 Retirement Portfolio	Fidelity Freedom 2040 Portfolio
2045 Retirement Portfolio	Fidelity Freedom 2045 Portfolio
2050 Retirement Portfolio	Fidelity Freedom 2050 Portfolio
2055 Retirement Portfolio	Fidelity Freedom 2055 Portfolio
2060 Retirement Portfolio	Fidelity Freedom 2060 Portfolio

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
1. Organization (continued)
Mutual of America VIP Investment	Substituted External Investment ("Replacement Funds")
Aggressive Allocation Portfolio	American Funds Managed Risk Grade Growth-Income Fund
Bond Portfolio	American Funds The Bond Fund of America
Conservative Allocation Portfolio	Vanguard VIF Conservative Allocation Portfolio
International Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
Mid Cap Value Portfolio	Fidelity VIP Value Strategies Portfolio
Mid Cap Equity Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio
Mid-Term Bond Portfolio	Vanguard VIF Short Term Investment Grade Portfolio
Moderate Allocation Portfolio	Vanguard VIF Balanced Portfolio
Money Market Portfolio	Goldman Sachs VIT Government Money Market Fund Portfolio
Small Cap Equity Index Portfolio	Fidelity VIP Extended Market Index Portfolio
Small Cap Growth Portfolio	Vanguard VIF Small Company Growth Portfolio
Small Cap Value Portfolio	DFA VA US Targeted Value Portfolio
All America Portfolio	Fidelity VIP Index 500 Portfolio
Equity Index Portfolio
Activity for the following Mutual of America VIP subaccounts was incurred for the period January 1, 2023, to November 3, 2023: 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, 2060 Retirement, Aggressive Allocation, All America, Bond, Conservative Allocation, Equity Index, International, Mid Cap Value, Mid-Cap Equity, Mid-Term Bond, Moderate Allocation, Money Market, Retirement Income, Small Cap Equity Index, Small Cap Growth, and Small Cap Value Portfolios. The Replacement Funds commenced operations on November 3, 2023. These financial statements include financial information for the following years or periods.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
1. Organization (continued)
Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
As of
Mutual of America Variable Insurance Portfolios:
2015 Retirement Portfolio	N/A	For the period January 1, 2023 to November 3, 2023	For the Year Ended December 31, 2022 and the Period January 1, 2023 to November 3, 2023	For the period January 24, 2020 to December 31, 2020, the two years ended December 31, 2022, and the period January 1, 2023 to November 3, 2023
2020 Retirement Portfolio	N/A
2025 Retirement Portfolio	N/A
2030 Retirement Portfolio	N/A
2035 Retirement Portfolio	N/A
2040 Retirement Portfolio	N/A
2045 Retirement Portfolio	N/A
2050 Retirement Portfolio	N/A
2055 Retirement Portfolio	N/A
2060 Retirement Portfolio	N/A
Aggressive Allocation Portfolio	N/A
All America Portfolio	N/A
Bond Portfolio	N/A
Conservative Allocation Portfolio	N/A
Equity Index Portfolio	N/A
International Portfolio	N/A
Mid Cap Value Portfolio	N/A
Mid-Cap Equity Index Portfolio	N/A
Mid-Term Bond Portfolio	N/A
Moderate Allocation Portfolio	N/A
Money Market Portfolio	N/A
Retirement Income	N/A
Small Cap Equity Index Portfolio	N/A
Small Cap Growth Portfolio	N/A
Small Cap Value Portfolio	N/A
MoA Funds Corporation:
MoA Equity Index Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA All America Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Small Cap Value Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Small Cap Growth Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Small Cap Equity Index Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Mid Cap Value Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Mid Cap Equity Index Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Balanced Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA International Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Money Market Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Intermediate Bond Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Core Bond Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
1. Organization (continued)
Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
As of
MoA Retirement Income Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2015 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2020 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2025 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2030 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2035 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2040 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2045 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2050 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2055 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2060 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Clear Passage 2065 Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the period August 3, 2020 to December 31, 2020 and the three years ended December 31, 2023
MoA Conservative Allocation Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Moderate Allocation Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MoA Aggressive Allocation Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity Portfolios:
VIP Equity-Income Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIP Asset Manager Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIP Contrafund Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIP Mid Cap Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Extended Market Index	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2020 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2025 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
1. Organization (continued)
Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
As of
Freedom 2030 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2035 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2040 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2045 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2050 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2055 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom 2060 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Freedom Income Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Index 500 Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Value Strategies Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Vanguard Portfolios:
VIF Diversified Value	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIF International	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIF Real Estate Index	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIF Total Bond Market Index	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
VIF Balanced	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
VIF Conservative Allocation	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
VIF Mid-Cap Index	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
VIF Short Term Investment Grade Index	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
1. Organization (continued)
Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
As of
VIF Small Company Growth Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
VIF Total International Stock Market Index	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
Goldman Sachs Portfolios:
VIT Small Cap Equity Insights Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the period July 1, 2019 to December 31, 2019 and the four years ended December 31, 2023
VIT US Equity Insights Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the period July 1, 2019 to December 31, 2019 and the four years ended December 31, 2023
VIT Government Money Market Fund	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
American Funds:
New World Fund	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Managed Risk Growth-Income Fund	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
The Bond Fund of America	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
American Century VP Capital Appreciation Fund — Class “Y”[1]	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Calvert VP SRI Balanced Portfolio — Class “I”	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Delaware VIP Small Cap Value Series — “Standard” Class[2]	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the period July 1, 2019 to December 31, 2019 and the four years ended December 31, 2023
DFA VA U.S. Targeted Value Portfolio	December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023	For the period November 3, 2023 to December 31, 2023
DWS Capital Growth VIP — Class “A”	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Fund — Series “I” Shares	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the period July 1, 2019 to December 31, 2019 and the four years ended December 31, 2023

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
1. Organization (continued)
Subaccount	Statement of Net Assets	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
As of
PIMCO VIT Real Return Portfolio — “Institutional” Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth Portfolio” Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Victory RS Small Cap Growth Equity VIP Series — Class “I”	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the period July 1, 2019 to December 31, 2019 and the four years ended December 31, 2023
1
The underlying fund of the subaccount, the VP Capital Appreciation Fund combined into the LVIP American Century Capital Appreciation Fund, of the Lincoln Variable Insurance Products Trust, advised by Lincoln Financial Investments Corporation. The subaccount has been renamed the LVIP American Century Capital Appreciation Fund effective, April 29, 2024
2
Effective May 1, 2024, the underlying fund of the subaccount is scheduled to change its name to the "Macquarie VIP Small Cap Value Series."
Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.
2. Significant Accounting Policies
The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.
The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:
Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — quoted prices in active markets for identical investments.
•
Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•
Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).
As of December 31, 2023, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC and are valued at their closing net asset value as determined by the respective mutual fund, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
2. Significant Accounting Policies (continued)
The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2023:
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
MoA Funds:
Equity Index Fund	$1,018,824,507	—	—	$1,018,824,507
All America Fund	$236,630,539	—	—	$236,630,539
Small Cap Value Fund	$147,877,973	—	—	$147,877,973
Small Cap Growth Fund	$207,223,683	—	—	$207,223,683
Small Cap Equity Index Fund	$33,826,861	—	—	$33,826,861
Mid Cap Value Fund	$61,829,248	—	—	$61,829,248
Mid Cap Equity Index Fund	$425,379,258	—	—	$425,379,258
Balanced Fund	$161,521,843	—	—	$161,521,843
International Fund	$38,348,571	—	—	$38,348,571
Money Market Fund	$114,525,119	—	—	$114,525,119
Intermediate Bond Fund	$76,936,240	—	—	$76,936,240
Core Bond Fund	$161,778,552	—	—	$161,778,552
Retirement Income Fund	$96,629,452	—	—	$96,629,452
Clear Passage 2015 Fund	$77,257,774	—	—	$77,257,774
Clear Passage 2020 Fund	$293,561,920	—	—	$293,561,920
Clear Passage 2025 Fund	$635,794,002	—	—	$635,794,002
Clear Passage 2030 Fund	$725,803,989	—	—	$725,803,989
Clear Passage 2035 Fund	$660,797,987	—	—	$660,797,987
Clear Passage 2040 Fund	$575,798,440	—	—	$575,798,440
Clear Passage 2045 Fund	$610,962,680	—	—	$610,962,680
Clear Passage 2050 Fund	$468,961,862	—	—	$468,961,862
Clear Passage 2055 Fund	$247,109,785	—	—	$247,109,785
Clear Passage 2060 Fund	$126,136,882	—	—	$126,136,882
Clear Passage 2065 Fund	$36,534,449	—	—	$36,534,449
Conservative Allocation Fund	$108,064,909	—	—	$108,064,909
Moderate Allocation Fund	$299,276,750	—	—	$299,276,750
Aggressive Allocation Fund	$252,928,883	—	—	$252,928,883
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$270,166,567	—	—	$270,166,567
VIP Asset Manager — “Initial” Class	$127,091,563	—	—	$127,091,563
VIP Contrafund — “Initial” Class	$804,584,403	—	—	$804,584,403
VIP Mid Cap — “Initial” Class	$176,392,453	—	—	$176,392,453
Extended Market Index — “Initial” Class	$2,528,823	—	—	$2,528,823
Freedom 2020 Portfolio — “Initial” Class	$13,578,560	—	—	$13,578,560
Freedom 2025 Portfolio — “Initial” Class	$22,096,434	—	—	$22,096,434
Freedom 2030 Portfolio — “Initial” Class	$16,564,631	—	—	$16,564,631
Freedom 2035 Portfolio — “Initial” Class	$10,421,487	—	—	$10,421,487
Freedom 2040 Portfolio — “Initial” Class	$8,163,436	—	—	$8,163,436
Freedom 2045 Portfolio — “Initial” Class	$5,312,982	—	—	$5,312,982

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
2. Significant Accounting Policies (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Freedom 2050 Portfolio — “Initial” Class	$4,217,020	—	—	$4,217,020
Freedom 2055 Portfolio — “Initial” Class	$1,340,964	—	—	$1,340,964
Freedom 2060 Portfolio — “Initial” Class	$930,818	—	—	$930,818
Freedom Income Portfolio — “Initial” Class	$8,640,555	—	—	$8,640,555
Index 500 Portfolio — “Initial” Class	$87,848,307	—	—	$87,848,307
Value Strategies Portfolio — “Initial” Class	$3,371,955	—	—	$3,371,955
Vanguard Portfolios:
VIF Diversified Value	$249,951,237	—	—	$249,951,237
VIF International	$311,708,712	—	—	$311,708,712
VIF Real Estate Index	$56,756,992	—	—	$56,756,992
VIF Total Bond Market Index	$55,566,899	—	—	$55,566,899
VIF Balanced	$19,538,722	—	—	$19,538,722
VIF Conservative	$7,932,930	—	—	$7,932,930
VIF Mid-Cap Index	$35,837,043	—	—	$35,837,043
VIF Short Term Investment Grade Index	$2,918,454			$2,918,454
VIF Small Company Growth Portfolio	$8,161,752	—	—	$8,161,752
VIF Total International Stock Market Index	$1,057,079	—	—	$1,057,079
Goldman Sachs Portfolios:		—	—
VIT Small Cap Equity Insights Fund— Class “I”	$10,366,494	—	—	$10,366,494
VIT US Equity Insights Fund— Class “I”	$12,357,962			$12,357,962
VIT Government Money Market Fund - Class "I"	$54,807,913	—	—	$54,807,913
American Funds:		—	—
New World Fund — Class “1”	$18,449,087	—	—	$18,449,087
Managed Risk Growth-Income Fund	$4,894,601	—	—	$4,894,601
The Bond Fund of America	$6,079,135			$6,079,135
American Century VP Capital Appreciation Fund — Class “Y”	$289,162,854	—	—	$289,162,854
Calvert VP SRI Balanced Portfolio — Class “I”	$146,967,182	—	—	$146,967,182
Delaware VIP Small Cap Value Series — “Standard” Class	$14,510,930	—	—	$14,510,930
DFA VA U.S. Targeted Value Portfolio	$6,439,708	—	—	$6,439,708
DWS Capital Growth VIP — Class “A”	$492,043,133	—	—	$492,043,133
Invesco V.I. Main Street Fund — Series “I” Shares	$60,658,186	—	—	$60,658,186
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	$9,339,088	—	—	$9,339,088
Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio — Class “I”	$15,387,570	—	—	$15,387,570
PIMCO VIT Real Return Portfolio — “Institutional” Class	$42,463,690	—	—	$42,463,690
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth Portfolio” Class	$381,033,961	—	—	$381,033,961

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
2. Significant Accounting Policies (continued)
Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Victory RS Small Cap Growth Equity VIP Series — Class “I”	$6,122,366	—	—	$6,122,366
Investment Valuation — Investments are made in shares of MoA Funds Corporation, Mutual of America Variable Insurance Portfolios, Fidelity, Vanguard, Goldman Sachs, American Century, American Funds, Calvert, Delaware, DWS, Invesco, MFS, Neuberger Berman, PIMCO, T. Rowe Price and Victory (“Underlying Funds”), and are fair valued based on the reported closing net asset values of the respective funds or portfolios, which in turn value their investments at fair value.
Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions. All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.
Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.
Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.
3. Investments
The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2023 were as follows:
Fund	Number of Shares	Net Asset Value per Share
MoA Funds:
Equity Index Fund	17,478,547	$58.29
All America Fund	10,965,271	$21.58
Small Cap Value Fund	10,715,795	$13.80
Small Cap Growth Fund	16,291,170	$12.72
Small Cap Equity Index Fund	3,313,111	$10.21
Mid Cap Value Fund	3,797,865	$16.28
Mid Cap Equity Index Fund	21,163,147	$20.10
Balanced Fund	8,582,457	$18.82
International Fund	4,676,655	$8.20
Money Market Fund	9,658,047	$11.86
Intermediate Bond Fund	7,980,938	$9.64
Core Bond Fund	12,994,261	$12.45
Retirement Income Fund	8,865,087	$10.90

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
3. Investments (continued)
Fund	Number of Shares	Net Asset Value per Share
Clear Passage 2015 Fund	8,952,233	$8.63
Clear Passage 2020 Fund	28,837,124	$10.18
Clear Passage 2025 Fund	53,744,210	$11.83
Clear Passage 2030 Fund	56,176,779	$12.92
Clear Passage 2035 Fund	48,875,591	$13.52
Clear Passage 2040 Fund	42,463,012	$13.56
Clear Passage 2045 Fund	45,696,536	$13.37
Clear Passage 2050 Fund	27,505,095	$17.05
Clear Passage 2055 Fund	18,076,795	$13.67
Clear Passage 2060 Fund	10,799,391	$11.68
Clear Passage 2065 Fund	3,072,704	$11.89
Conservative Allocation Fund	9,683,236	$11.16
Moderate Allocation Fund	22,724,127	$13.17
Aggressive Allocation Fund	17,552,317	$14.41
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	10,871,894	$24.85
VIP Asset Manager — “Initial” Class	8,126,059	$15.64
VIP Contrafund — “Initial” Class	16,545,022	$48.63
VIP Mid Cap — “Initial” Class	4,840,627	$36.44
Extended Market Index — “Initial” Class	195,427	$12.94
Freedom 2020 Portfolio — “Initial” Class	1,086,285	$12.50
Freedom 2025 Portfolio — “Initial” Class	1,456,588	$15.17
Freedom 2030 Portfolio — “Initial” Class	1,078,427	$15.36
Freedom 2035 Portfolio — “Initial” Class	400,981	$25.99
Freedom 2040 Portfolio — “Initial” Class	327,717	$24.91
Freedom 2045 Portfolio — “Initial” Class	210,749	$25.21
Freedom 2050 Portfolio — “Initial” Class	185,201	$22.77
Freedom 2055 Portfolio — “Initial” Class	105,256	$12.74
Freedom 2060 Portfolio — “Initial” Class	73,933	$12.59
Freedom Income Portfolio — “Initial” Class	787,653	$10.97
Index 500 Portfolio — “Initial” Class	190,234	$461.79
Value Strategies Portfolio — “Initial” Class	203,743	$16.55
Vanguard Portfolios:
VIF Diversified Value	15,991,762	$15.63
VIF International	12,686,557	$24.57
VIF Real Estate Index	4,761,493	$11.92
VIF Total Bond Market Index	5,227,366	$10.63
VIF Balanced	838,932	$23.29
VIF Conservative	324,588	$24.44
VIF Mid-Cap Index	1,497,578	$23.93
VIF Short Term Investment Grade Index	283,070	$10.31
VIF Small Company Growth Portfolio	463,473	$17.61
VIF Total International Stock Market Index	50,122	$21.09
Goldman Sachs Portfolios:

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
3. Investments (continued)
Fund	Number of Shares	Net Asset Value per Share
VIT Small Cap Equity Insights Fund— Class “I”	844,177	$12.28
VIT US Equity Insights Fund— Class “I”	632,768	$19.53
VIT Government Money Market Fund - Class "I"	54,807,913	$1.00
American Funds:
New World Fund — Class “1”	724,062	$25.48
Managed Risk Growth-Income Fund	390,631	$12.53
Bond Fund of America	637,226	$9.54
American Century VP Capital Appreciation Fund — Class “Y”	19,805,675	$14.60
Calvert VP SRI Balanced Portfolio — Class “I”	62,011,469	$2.37
Delaware VIP Small Cap Value Series — “Standard” Class	377,987	$38.39
DFA VA U.S. Targeted Value Portfolio	284,943	$22.60
DWS Capital Growth VIP — Class “A”	13,003,254	$37.84
Invesco V.I. Main Street Fund — Series “I” Shares	3,329,209	$18.22
MFS VIT III Mid Cap Value Portfolio — “Initial” Class	950,060	$9.83
Neuberger Berman Sustainable Equity Portfolio — Class “I”	461,396	$33.35
PIMCO VIT Real Return Portfolio — “Institutional” Class	3,670,155	$11.57
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth Portfolio” Class	8,249,274	$46.19
Victory RS Small Cap Growth Equity VIP Series — Class “I”	640,415	$9.56
The cost of investment purchases and proceeds from sales of investments for the period ending November 3, 2023 for the Mutual of America VIP Portfolios were as follows:
	Mutual of America VIP 2015 Retirement Portfolio	Mutual of America VIP 2020 Retirement Portfolio	Mutual of America VIP 2025 Retirement Portfolio	Mutual of America VIP 2030 Retirement Portfolio	Mutual of America VIP 2035 Retirement Portfolio	Mutual of America VIP 2040 Retirement Portfolio
Cost of investment purchases:	$413,944	$780,010	$2,993,014	$2,699,299	$2,027,166	$1,752,526
Proceeds from sales of investments:	$5,532,767	$14,654,852	$23,782,190	$16,627,281	$9,676,861	$8,260,416

	Mutual of America VIP 2045 Retirement Portfolio	Mutual of America VIP 2050 Retirement Portfolio	Mutual of America VIP 2055 Retirement Portfolio	Mutual of America VIP 2060 Retirement Portfolio	Mutual of America VIP Aggressive Allocation Portfolio	Mutual of America VIP All America Portfolio
Cost of investment purchases:	$826,788	$872,222	$257,941	$731,223	$803,446	$876,296
Proceeds from sales of investments:	$4,605,008	$4,698,688	$1,172,773	$1,001,835	$4,867,124	$14,666,740

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
3. Investments (continued)
	Mutual of America VIP Bond Portfolio	Mutual of America VIP Conservative Allocation Portfolio	Mutual of America VIP Equity Index Portfolio	Mutual of America VIP International Portfolio	Mutual of America VIP Mid Cap Value Portfolio	Mutual of America VIP Mid-Cap Equity Index Portfolio
Cost of investment purchases:	$778,596	$584,288	$9,163,568	$338,240	$493,006	$3,688,467
Proceeds from sales of investments:	$6,740,463	$9,317,025	$75,486,482	$1,506,922	$4,813,315	$35,712,040

	Mutual of America VIP Mid-Term Bond Portfolio	Mutual of America VIP Moderate Allocation Portfolio	Mutual of America VIP Money Market Portfolio	Mutual of America VIP Retirement Income Portfolio	Mutual of America VIP Small Cap Equity Index Portfolio	Mutual of America VIP Small Cap Growth Portfolio
Cost of investment purchases:	$478,385	$1,519,337	$32,066,545	$109,957	$678,592	$578,281
Proceeds from sales of investments:	$3,218,797	$20,377,501	$60,347,204	$4,871,902	$3,450,095	$8,341,151

Mutual of America VIP Small Cap Value Portfolio
Cost of investment purchases:	$401,347
Proceeds from sales of investments:	$7,194,620
The cost of investment purchases and proceeds from sales of investments for the year or period ended December 31, 2023 were as follows:
	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund	MoA Mid Cap Value Fund
Cost of investment purchases:	$71,314,353	$23,871,660	$10,282,364	$2,325,965	$6,341,693	$2,598,881
Proceeds from sales of investments:	$89,483,103	$28,894,302	$22,076,954	$22,904,224	$6,256,919	$13,232,190

	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund	MoA Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Cost of investment purchases:	$39,060,754	$12,461,071	$7,483,647	$63,524,695	$6,763,000	$9,594,346
Proceeds from sales of investments:	$50,927,938	$18,763,708	$3,681,619	$12,143,715	$11,127,684	$20,622,314

	MoA Retirement Income Fund	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
Cost of investment purchases:	$6,907,366	$6,615,664	$16,564,212	$48,911,524	$74,896,749	$72,545,840

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
3. Investments (continued)
	MoA Retirement Income Fund	MoA Clear Passage 2015 Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
Proceeds from sales of investments:	$20,152,049	$12,359,940	$53,620,259	$71,482,863	$43,049,312	$30,493,195

	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund	MoA Clear Passage 2065 Fund
Cost of investment purchases:	$68,911,065	$59,233,662	$58,813,592	$38,338,802	$29,362,577	$16,430,664
Proceeds from sales of investments:	$26,332,027	$23,774,002	$19,515,046	$6,911,487	$2,319,099	$2,171,144

	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund	Fidelity VIP Equity-Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio
Cost of investment purchases:	$6,150,128	$24,360,565	$23,716,473	$18,604,654	$7,680,411	$33,389,004
Proceeds from sales of investments:	$16,401,101	$35,991,429	$22,136,719	$38,234,129	$15,852,920	$85,529,083

	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Extended Market Index	Fidelity Freedom 2020 Portfolio	Fidelity Freedom 2025 Portfolio	Fidelity Freedom 2030 Portfolio	Fidelity Freedom 2035 Portfolio
Cost of investment purchases:	$7,292,730	$2,301,998	$13,353,941	$21,501,869	$15,761,173	$9,729,513
Proceeds from sales of investments:	$20,451,852	$63,958	$484,853	$727,429	$230,314	$21,190

	Fidelity Freedom 2040 Portfolio	Fidelity Freedom 2045 Portfolio	Fidelity Freedom 2050 Portfolio	Fidelity Freedom 2055 Portfolio	Fidelity Freedom 2060 Portfolio	Fidelity Freedom Income Portfolio
Cost of investment purchases:	$7,941,947	$5,042,787	$4,879,299	$1,248,587	$905,048	$8,696,359
Proceeds from sales of investments:	$438,635	$139,341	$1,044,203	$8,968	$50,180	$274,608

	Fidelity VIP Index 500	Fidelity VIP Value Strategies	Vanguard VIF Diversified Value Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
Cost of investment purchases:	$85,053,823	$3,198,390	$20,322,648	$19,319,840	$6,345,486	$11,620,767
Proceeds from sales of investments:	$4,295,425	$44,319	$33,952,611	$35,703,068	$8,129,230	$6,655,984

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
3. Investments (continued)
	Vanguard VIF Balanced	Vanguard VIF Conservative Allocation	Vanguard VIF Mid-Cap Index	Vanguard VIF Short Term Investment Grade Index	Vanguard VIF Small Company Growth Portfolio	Vanguard VIF Total International Stock Market Index
Cost of investment purchases:	$18,510,207	$7,671,676	$32,437,273	$2,881,350	$7,246,374	$1,089,641
Proceeds from sales of investments:	$383,518	$300,265	$603,090	$51,143	$251,726	$130,518

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT US Equity Insights Fund	Goldman Sachs VIT Government Money Market Fund	American Funds Insurance Series New World Fund	American Funds Insurance Series Managed Risk Growth-Income Fund	American Funds Insurance Series Bond Fund of America
Cost of investment purchases:	$3,630,250	$3,542,512	$56,263,257	$2,447,751	$4,610,039	$5,986,990
Proceeds from sales of investments:	$2,355,517	$1,794,627	$1,455,344	$2,267,957	$114,660	$64,185

	American Century Investments VP Capital Appreciation Fund	Calvert VP SRI Balanced Portfolio	Delaware VIP Small Cap Value Series	DFA VA U.S. Targeted Value Portfolio	DWS Capital Growth VIP	Invesco V.I. Main Street Fund
Cost of investment purchases:	$1,935,097	$5,866,970	$2,849,814	$6,203,223	$33,888,918	$6,131,934
Proceeds from sales of investments:	$38,021,556	$14,766,373	$8,610,346	$96,276	$37,195,438	$8,368,043

	MFS VIT III Mid Cap Value Portfolio	Neuberger Berman Sustainable Equity Portfolio	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio	Victory RS Small Cap Growth Equity VIP Series
Cost of investment purchases:	$2,515,912	$4,414,393	$5,931,956	$28,824,769	$2,162,329
Proceeds from sales of investments:	$3,147,552	$3,055,406	$7,225,787	$28,401,923	$1,124,076
4. Expenses
The following charges are made by the Company from the value of net assets of the funds:
Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .70% for Standard Units; at an annual rate of 1.40% for Inactive Units; and at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
4. Expenses (continued)
Distribution Expense Charges — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. These fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; at an annual rate of .35% for Inactive Units; and at an annual rate of .35% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Expense Risk Fee — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. These fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units, Inactive Units and Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.
Total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were deducted at an annual rate of .90%. These fees were subject to reduction as noted below for all plans with assets in the MFS VIT III Mid Cap Value Portfolio, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series.
Total assets in Separate Accounts plans are combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums using the online retirement system provided by Mutual of America or a subsidiary. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:
Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million
The Separate Account charges for a Contract funding an Inactive Plan are 1.95%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contract holder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.
Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
December 31, 2023
4. Expenses (continued)
Annual Separate Account expenses are summarized, as follows:
	Standard	Tier 1 Reduced Fee	Tier 2 Reduced Fee	Tier 3 Reduced Fee	Tier 4 Reduced Fee	Tier 5 Reduced Fee	Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%	.15%	.15%	.15%	.20%	.20%	.20%
Administrative Charges	.70%	.05%	.10%	.15%	.20%	.40%	1.40%
Distribution Expense Charges	.55%	.05%	.10%	.15%	.20%	.35%	.35%
Total Separate Account Annual Expenses	1.45%(a)	.25%(a)	.35%(a)	.45%(a)	.60%(a)	.95%(a)	1.95%(a)

Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses (as a percentage of net assets)
Expense Risk Fee	.20%
Administrative Charges	.35%
Distribution Expense Charges	.35%
Total Separate Account Annual Expenses	.90%(a)

(a)
Adviser Reimbursements. All Contracts with assets invested in the Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimbursed the Company at an annual rate of .25% for certain services the Company provided; the investment adviser for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the 17 Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month; and the distributor for the Victory RS Small Cap Growth Equity VIP Series reimbursed the Company at an annual rate of .05% for certain services provided.
The Company reduces the Separate Account charges for certain Contracts of Employers that are member agencies of approved national accounts that meet the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
4. Expenses (continued)
Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.
National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:
	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.45%	1.45%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%
National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory).
A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges.
5. Financial Highlights
Disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements of Separate Account No. 2 as follows.
Separate Account No. 2 sells various variable annuity products funded by the Subaccounts. Each product has a unique combination of features and fees that are charged against the contract-owner’s account balance and the resulting differences in fees structures results in various unit values, expense ratios and total returns.
The following schedule shows the range of the lowest and highest expense ratio and the related unit values and total returns for each Subaccount for each of the past five years ending December 31, as applicable. Only products for each Subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. Units outstanding and net assets disclosed in the table below represent amounts in accumulation for the Subaccount.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Equity Index Fund	2023	73,101	$12.548	–	$14.771	$1,019,387	0.25%	–	1.95%	1.52%	23.97%	–	25.80%
	2022	78,430	$10.122	–	$11.741	$872,098	0.25%	–	1.65%	1.44%	-19.58%	–	-18.45%
	2021	80,981	$12.588	–	$14.398	$1,109,614	0.25%	–	1.65%	1.21%	26.42%	–	28.20%
	2020	82,173	$9.957	–	$11.231	$880,007	0.25%	–	1.65%	3.44%	16.27%	–	17.91%
	2019	94,207	$8.564	–	$9.525	$856,197	0.25%	–	1.65%	1.65%	29.17%	–	30.99%
Mutual of America All America Fund	2023	7,077	$30.666	–	$36.100	$236,657	0.25%	–	1.95%	1.12%	18.28%	–	20.03%
	2022	7,909	$25.927	–	$30.075	$221,305	0.25%	–	1.65%	1.04%	-19.04%	–	-17.90%
	2021	8,546	$32.025	–	$36.634	$293,155	0.25%	–	1.65%	0.74%	24.99%	–	26.75%
	2020	9,130	$25.623	–	$28.903	$248,457	0.25%	–	1.65%	2.66%	14.87%	–	16.49%
	2019	10,781	$22.306	–	$24.812	$252,936	0.25%	–	1.65%	1.25%	26.26%	–	28.04%
Mutual of America Small Cap Value Fund	2023	47,628	$2.811	–	$3.310	$147,918	0.25%	–	1.95%	1.57%	7.72%	–	9.31%
	2022	54,551	$2.610	–	$3.028	$155,783	0.25%	–	1.65%	1.15%	-11.29%	–	-10.04%
	2021	57,431	$2.942	–	$3.366	$183,321	0.25%	–	1.65%	0.60%	30.12%	–	31.96%
	2020	56,108	$2.261	–	$2.551	$136,167	0.25%	–	1.65%	3.31%	-5.58%	–	-4.25%
	2019	64,748	$2.395	–	$2.664	$164,616	0.25%	–	1.65%	0.83%	17.15%	–	18.81%
Mutual of America Small Cap Growth Fund	2023	57,270	$3.270	–	$3.849	$207,279	0.25%	–	1.95%	–	13.66%	–	15.34%
	2022	63,075	$2.877	–	$3.337	$198,669	0.25%	–	1.65%	–	-29.50%	–	-28.50%
	2021	67,367	$4.080	–	$4.668	$298,345	0.25%	–	1.65%	0.03%	8.51%	–	10.04%
	2020	71,258	$3.760	–	$4.242	$287,607	0.25%	–	1.65%	0.41%	40.96%	–	42.95%
	2019	80,632	$2.668	–	$2.968	$228,333	0.25%	–	1.65%	0.09%	24.52%	–	26.28%
Mutual of America Small Cap Equity Index Fund	2023	2,524	$12.651	–	$13.673	$33,825	0.25%	–	1.95%	1.61%	13.89%	–	15.58%
	2022	2,588	$11.108	–	$11.830	$30,067	0.25%	–	1.65%	1.14%	-17.67%	–	-16.52%
	2021	2,701	$13.492	–	$14.171	$37,758	0.25%	–	1.65%	1.29%	24.49%	–	26.24%
	2020	1,449	$10.838	–	$11.225	$16,107	0.25%	–	1.65%	0.86%	8.81%	–	10.34%
	2019	1,215	$9.961	–	$10.173	$12,281	0.25%	–	1.65%	1.66%	20.40%	–	22.10%
Mutual of America Mid-Cap Value Fund	2023	19,069	$2.906	–	$3.421	$61,861	0.25%	–	1.95%	1.21%	5.13%	–	6.69%
	2022	22,966	$2.764	–	$3.207	$70,020	0.25%	–	1.65%	1.67%	-12.13%	–	-10.89%
	2021	22,824	$3.146	–	$3.598	$78,400	0.25%	–	1.65%	0.80%	32.15%	–	34.01%
	2020	19,378	$2.380	–	$2.685	$49,903	0.25%	–	1.65%	4.48%	1.14%	–	2.57%
	2019	22,625	$2.353	–	$2.618	$56,897	0.25%	–	1.65%	1.35%	24.96%	–	26.72%
Mutual of America Mid Cap Equity Index Fund	2023	55,680	$6.888	–	$8.108	$425,603	0.25%	–	1.95%	1.39%	14.27%	–	15.96%
	2022	62,157	$6.028	–	$6.992	$411,528	0.25%	–	1.65%	1.41%	-14.68%	–	-13.48%
	2021	65,798	$7.065	–	$8.081	$506,144	0.25%	–	1.65%	1.11%	22.57%	–	24.30%
	2020	68,874	$5.764	–	$6.501	$427,196	0.25%	–	1.65%	2.79%	11.64%	–	13.21%
	2019	85,583	$5.163	–	$5.743	$469,258	0.25%	–	1.65%	1.20%	23.95%	–	25.69%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Balanced Fund	2023	10,193	$14.423	–	$16.977	$161,528	0.25%	–	1.95%	2.11%	13.11%	–	14.79%
	2022	11,209	$12.751	–	$14.790	$155,416	0.25%	–	1.65%	1.87%	-13.42%	–	-12.20%
	2021	11,897	$14.727	–	$16.845	$188,801	0.25%	–	1.65%	1.57%	14.52%	–	16.14%
	2020	12,205	$12.859	–	$14.504	$167,136	0.25%	–	1.65%	4.06%	9.94%	–	11.49%
	2019	13,848	$11.697	–	$13.010	$170,573	0.25%	–	1.65%	2.20%	17.42%	–	19.07%
Mutual of America International Fund	2023	27,312	$1.251	–	$1.459	$38,365	0.25%	–	1.95%	5.48%	17.51%	–	19.25%
	2022	25,684	$1.065	–	$1.224	$30,288	0.25%	–	1.65%	2.77%	-12.54%	–	-11.31%
	2021	23,217	$1.217	–	$1.380	$31,011	0.25%	–	1.65%	1.63%	8.57%	–	10.10%
	2020	23,185	$1.121	–	$1.253	$28,158	0.25%	–	1.65%	4.59%	6.42%	–	7.92%
	2019	24,774	$1.054	–	$1.161	$27,938	0.25%	–	1.65%	2.38%	19.04%	–	20.71%
Mutual of America Money Market Fund	2023	44,356	$2.323	–	$2.734	$114,519	0.25%	–	1.95%	4.73%	3.20%	–	4.73%
	2022	25,361	$2.251	–	$2.611	$63,016	0.25%	–	1.65%	1.42%	-0.34%	–	1.06%
	2021	19,652	$2.258	–	$2.584	$48,530	0.25%	–	1.65%	0.00%	-1.80%	–	-0.42%
	2020	21,297	$2.300	–	$2.595	$53,076	0.25%	–	1.65%	4.22%	-1.36%	–	0.03%
	2019	18,747	$2.332	–	$2.594	$46,728	0.25%	–	1.65%	1.15%	0.35%	–	1.76%
Mutual of America Intermediate Bond Fund	2023	29,854	$2.306	–	$2.715	$76,939	0.25%	–	1.95%	2.29%	2.84%	–	4.36%
	2022	32,056	$2.242	–	$2.601	$79,588	0.25%	–	1.65%	1.41%	-9.17%	–	-7.89%
	2021	33,335	$2.469	–	$2.824	$90,162	0.25%	–	1.65%	1.30%	-3.62%	–	-2.26%
	2020	35,579	$2.562	–	$2.889	$98,633	0.25%	–	1.65%	3.48%	3.33%	–	4.79%
	2019	36,868	$2.479	–	$2.757	$97,759	0.25%	–	1.65%	2.14%	4.30%	–	5.77%
Mutual of America Core Bond Fund	2023	24,400	$5.931	–	$6.982	$161,789	0.25%	–	1.95%	2.93%	3.23%	–	4.76%
	2022	26,682	$5.745	–	$6.665	$169,657	0.25%	–	1.65%	2.21%	-14.15%	–	-12.95%
	2021	28,723	$6.693	–	$7.656	$210,823	0.25%	–	1.65%	1.83%	-4.11%	–	-2.76%
	2020	32,025	$6.980	–	$7.873	$241,942	0.25%	–	1.65%	4.55%	4.66%	–	6.13%
	2019	31,672	$6.669	–	$7.418	$225,888	0.25%	–	1.65%	2.54%	5.88%	–	7.38%
Mutual of America Retirement Income Fund	2023	51,648	$1.669	–	$1.947	$96,641	0.25%	–	1.95%	2.36%	8.03%	–	9.64%
	2022	60,676	$1.545	–	$1.776	$103,709	0.25%	–	1.65%	1.55%	-12.50%	–	-11.27%
	2021	63,060	$1.766	–	$2.001	$121,931	0.25%	–	1.65%	1.33%	3.95%	–	5.42%
	2020	61,936	$1.699	–	$1.899	$113,625	0.25%	–	1.65%	5.80%	5.83%	–	7.33%
	2019	46,261	$1.605	–	$1.769	$79,296	0.25%	–	1.65%	1.70%	10.02%	–	11.57%
Mutual of America Clear Passage 2015 Fund	2023	39,528	$1.761	–	$2.053	$77,258	0.25%	–	1.95%	2.38%	8.67%	–	10.28%
	2022	44,031	$1.620	–	$1.862	$78,455	0.25%	–	1.65%	1.50%	-13.62%	–	-12.41%
	2021	49,193	$1.876	–	$2.126	$100,516	0.25%	–	1.65%	1.44%	6.11%	–	7.61%
	2020	52,622	$1.768	–	$1.976	$100,205	0.25%	–	1.65%	5.76%	5.89%	–	7.38%
	2019	59,994	$1.669	–	$1.840	$106,395	0.25%	–	1.65%	2.03%	13.46%	–	15.06%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Clear Passage 2020 Fund	2023	139,576	$1.880	–	$2.192	$293,750	0.25%	–	1.95%	2.47%	9.93%	–	11.56%
	2022	164,486	$1.710	–	$1.965	$311,223	0.25%	–	1.65%	1.65%	-14.48%	–	-13.28%
	2021	183,660	$2.000	–	$2.266	$402,579	0.25%	–	1.65%	1.60%	8.01%	–	9.53%
	2020	195,875	$1.851	–	$2.069	$392,629	0.25%	–	1.65%	5.74%	7.33%	–	8.84%
	2019	219,243	$1.725	–	$1.901	$403,635	0.25%	–	1.65%	1.89%	15.61%	–	17.24%
Mutual of America Clear Passage 2025 Fund	2023	272,367	$2.078	–	$2.423	$635,796	0.25%	–	1.95%	2.49%	11.66%	–	13.31%
	2022	296,488	$1.861	–	$2.138	$612,175	0.25%	–	1.65%	1.70%	-14.97%	–	-13.77%
	2021	303,485	$2.188	–	$2.480	$729,685	0.25%	–	1.65%	1.69%	10.13%	–	11.68%
	2020	295,246	$1.987	–	$2.221	$636,092	0.25%	–	1.65%	5.57%	8.46%	–	9.99%
	2019	300,993	$1.832	–	$2.019	$589,939	0.25%	–	1.65%	1.71%	17.83%	–	19.50%
Mutual of America Clear Passage 2030 Fund	2023	280,898	$2.296	–	$2.678	$725,840	0.25%	–	1.95%	2.46%	13.29%	–	14.97%
	2022	283,561	$2.027	–	$2.329	$638,818	0.25%	–	1.65%	1.70%	-15.54%	–	-14.36%
	2021	278,623	$2.399	–	$2.719	$735,823	0.25%	–	1.65%	1.75%	13.40%	–	15.00%
	2020	264,360	$2.116	–	$2.365	$607,415	0.25%	–	1.65%	5.44%	9.85%	–	11.39%
	2019	257,374	$1.926	–	$2.123	$531,279	0.25%	–	1.65%	1.62%	19.94%	–	21.63%
Mutual of America Clear Passage 2035 Fund	2023	243,397	$2.413	–	$2.814	$660,884	0.25%	–	1.95%	2.45%	15.26%	–	16.97%
	2022	239,522	$2.094	–	$2.406	$557,163	0.25%	–	1.65%	1.73%	-16.59%	–	-15.41%
	2021	230,107	$2.510	–	$2.844	$635,605	0.25%	–	1.65%	1.90%	15.91%	–	17.55%
	2020	213,559	$2.165	–	$2.420	$502,035	0.25%	–	1.65%	5.39%	10.77%	–	12.33%
	2019	204,196	$1.955	–	$2.154	$427,813	0.25%	–	1.65%	1.55%	21.59%	–	23.31%
Mutual of America Clear Passage 2040 Fund	2023	205,051	$2.499	–	$2.914	$575,854	0.25%	–	1.95%	2.42%	16.84%	–	18.58%
	2022	200,265	$2.139	–	$2.458	$475,357	0.25%	–	1.65%	1.74%	-16.75%	–	-15.58%
	2021	191,116	$2.569	–	$2.911	$539,759	0.25%	–	1.65%	1.91%	17.93%	–	19.59%
	2020	179,745	$2.178	–	$2.434	$424,505	0.25%	–	1.65%	5.29%	11.57%	–	13.15%
	2019	169,814	$1.952	–	$2.152	$354,959	0.25%	–	1.65%	1.52%	22.22%	–	23.94%
Mutual of America Clear Passage 2045 Fund	2022	217,737	$2.498	–	$2.913	$611,014	0.25%	–	1.95%	2.40%	17.60%	–	19.34%
	2022	216,690	$2.124	–	$2.441	$510,605	0.25%	–	1.65%	1.73%	-16.96%	–	-15.80%
	2021	208,538	$2.558	–	$2.899	$586,225	0.25%	–	1.65%	1.91%	18.60%	–	20.27%
	2020	197,497	$2.157	–	$2.410	$461,919	0.25%	–	1.65%	5.20%	11.45%	–	13.02%
	2019	187,712	$1.935	–	$2.132	$389,416	0.25%	–	1.65%	1.54%	22.50%	–	24.23%
Mutual of America Clear Passage 2050 Fund	2023	173,669	$2.445	–	$2.781	$469,027	0.25%	–	1.95%	2.38%	17.89%	–	19.64%
	2022	168,749	$2.074	–	$2.324	$381,806	0.25%	–	1.65%	1.72%	-17.03%	–	-15.87%
	2021	157,835	$2.500	–	$2.763	$426,367	0.25%	–	1.65%	1.99%	18.85%	–	20.52%
	2020	144,806	$2.104	–	$2.292	$324,700	0.25%	–	1.65%	5.16%	11.54%	–	13.11%
	2019	130,579	$1.886	–	$2.027	$259,381	0.25%	–	1.65%	1.42%	22.61%	–	24.34%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Clear Passage 2055 Fund	2023	132,788	$1.726	–	$1.903	$247,094	0.25%	–	1.95%	2.40%	17.94%	–	19.69%
	2022	120,384	$1.463	–	$1.590	$187,636	0.25%	–	1.65%	1.73%	-17.14%	–	-15.98%
	2021	101,489	$1.766	–	$1.892	$188,984	0.25%	–	1.65%	2.02%	19.13%	–	20.80%
	2020	83,004	$1.482	–	$1.567	$128,175	0.25%	–	1.65%	5.06%	12.07%	–	13.65%
	2019	60,857	$1.323	–	$1.378	$82,929	0.25%	–	1.65%	1.04%	22.36%	–	24.09%
Mutual of America Clear Passage 2060 Fund	2023	8,310	$14.285	–	$15.440	$126,131	0.25%	–	1.95%	2.41%	18.14%	–	19.89%
	2022	6,693	$12.092	–	$12.879	$84,901	0.25%	–	1.65%	1.71%	-17.10%	–	-15.93%
	2021	4,917	$14.586	–	$15.320	$74,461	0.25%	–	1.65%	2.18%	19.61%	–	21.30%
	2020	3,283	$12.194	–	$12.630	$41,077	0.25%	–	1.65%	5.26%	12.22%	–	13.80%
	2019	1,487	$10.867	–	$11.098	$16,399	0.25%	–	1.65%	0.09%	22.49%	–	24.22%
Mutual of America Clear Passage 2065 Fund	2023	2,545	$13.828	–	$14.515	$36,532	0.25%	–	1.95%	2.64%	18.45%	–	20.20%
	2022	1,535	$11.674	–	$12.075	$18,375	0.25%	–	1.65%	2.03%	-16.91%	–	-15.75%
	2021	649	$14.050	–	$14.332	$9,258	0.25%	–	1.65%	2.85%	19.73%	–	21.42%
	2020(1)	96	$11.735	–	$11.803	$1,129	0.25%	–	1.65%(d)	5.72%(e)	17.35%	–	18.03%(e)
Mutual of America Conservative Allocation Fund	2023	44,023	$2.202	–	$2.592	$108,118	0.25%	–	1.95%	2.29%	9.33%	–	10.95%
	2022	49,787	$2.014	–	$2.336	$110,642	0.25%	–	1.65%	1.61%	-13.87%	–	-12.66%
	2021	53,839	$2.338	–	$2.675	$137,749	0.25%	–	1.65%	1.52%	6.05%	–	7.55%
	2020	54,753	$2.205	–	$2.487	$130,508	0.25%	–	1.65%	5.91%	7.53%	–	9.05%
	2019	58,228	$2.051	–	$2.281	$127,091	0.25%	–	1.65%	2.06%	12.12%	–	13.70%
Mutual of America Moderate Allocation Fund	2023	82,999	$3.218	–	$3.788	$299,302	0.25%	–	1.95%	2.29%	13.37%	–	15.05%
	2022	91,773	$2.839	–	$3.292	$288,523	0.25%	–	1.65%	1.72%	-15.31%	–	-14.12%
	2021	96,777	$3.352	–	$3.834	$355,568	0.25%	–	1.65%	1.73%	12.33%	–	13.91%
	2020	99,023	$2.984	–	$3.366	$319,873	0.25%	–	1.65%	5.81%	9.84%	–	11.39%
	2019	109,083	$2.717	–	$3.022	$316,634	0.25%	–	1.65%	2.02%	17.20%	–	18.85%
Mutual of America Aggressive Allocation Fund	2023	55,396	$4.079	–	$4.801	$252,977	0.25%	–	1.95%	2.27%	15.51%	–	17.22%
	2022	59,336	$3.531	–	$4.096	$231,869	0.25%	–	1.65%	1.79%	-16.67%	–	-15.50%
	2021	61,315	$4.238	–	$4.847	$284,881	0.25%	–	1.65%	1.91%	16.34%	–	17.98%
	2020	62,482	$3.642	–	$4.108	$246,552	0.25%	–	1.65%	5.55%	11.86%	–	13.44%
	2019	67,361	$3.256	–	$3.622	$234,793	0.25%	–	1.65%	1.91%	20.74%	–	22.44%
Mutual of America Variable Insurance Portfolios Equity Index Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.41%(e)(4)	8.54%	–	8.54%(e)(4)
	2022	5,875	$10.615	–	$10.615	$62,363	0.90%	–	0.90%	1.28%	-18.82%	–	-18.82%
	2021	5,885	$13.075	–	$13.075	$76,941	0.90%	–	0.90%	1.28%	27.40%	–	27.40%
	2020(2)	5,895	$10.263	–	$10.263	$60,501	0.90%	–	0.90%(d)	0.00%	15.04%	–	15.04%(e)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios All America Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.04%(e)(4)	2.93%	–	2.93%(e)(4)
	2022	504	$27.078	–	$27.078	$13,655	0.90%	–	0.90%	0.84%	-18.49%	–	-18.49%
	2021	507	$33.221	–	$33.221	$16,831	0.90%	–	0.90%	0.90%	26.00%	–	26.00%
	2020(2)	522	$26.366	–	$26.366	$13,767	0.90%	–	0.90%(d)	0.00%	14.12%	–	14.12%(e)
Mutual of America Variable Insurance Portfolios Small Cap Value Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.12%(e)(4)	-7.25%	–	-7.25%(e)(4)
	2022	2,720	$2.725	–	$2.725	$7,413	0.90%	–	0.90%	0.76%	-10.68%	–	-10.68%
	2021	2,823	$3.051	–	$3.051	$8,614	0.90%	–	0.90%	0.93%	30.68%	–	30.68%
	2020(2)	2,171	$2.335	–	$2.335	$5,069	0.90%	–	0.90%(d)	0.00%	-2.85%	–	-2.85%(e)
Mutual of America Variable Insurance Portfolios Small Cap Growth Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	0.00%(e)(4)	-3.70%	–	-3.70%(e)(4)
	2022	2,650	$3.002	–	$3.002	$7,954	0.90%	–	0.90%	0.00%	-28.91%	–	-28.91%
	2021	2,819	$4.223	–	$4.223	$11,903	0.90%	–	0.90%	0.08%	9.28%	–	9.28%
	2020(2)	3,054	$3.864	–	$3.864	$11,801	0.90%	–	0.90%(d)	0.00%	38.75%	–	38.75%(e)
Mutual of America Variable Insurance Portfolios Small Cap Equity Index Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	0.00%(e)(4)	-5.98%	–	-5.98%(e)(4)
	2022	249	$11.533	–	$11.533	$2,867	0.90%	–	0.90%	1.19%	-17.05%	–	-17.05%
	2021	232	$13.903	–	$13.903	$3,230	0.90%	–	0.90%	1.18%	25.44%	–	25.44%
	2020(2)	85	$11.084	–	$11.084	$944	0.90%	–	0.90%(d)	2.07%(d)	10.59%	–	10.59%(e)
Mutual of America Variable Insurance Portfolios Mid Cap Value Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.34%(e)(4)	-6.56%	–	-6.56%(e)(4)
	2022	1,584	$2.881	–	$2.881	$4,564	0.90%	–	0.90%	0.75%	-11.50%	–	-11.50%
	2021	1,206	$3.255	–	$3.255	$3,925	0.90%	–	0.90%	0.98%	32.71%	–	32.71%
	2020(2)	734	$2.453	–	$2.453	$1,800	0.90%	–	0.90%(d)	0.00%	2.32%	–	2.32%(e)
Mutual of America Variable Insurance Portfolios Mid Cap Equity Index Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.46%(e)(4)	-2.75%	–	-2.75%(e)(4)
	2022	5,446	$6.277	–	$6.277	$34,186	0.90%	–	0.90%	1.20%	-13.97%	–	-13.97%
	2021	5,608	$7.296	–	$7.296	$40,912	0.90%	–	0.90%	1.04%	23.44%	–	23.44%
	2020(2)	5,576	$5.910	–	$5.910	$32,954	0.90%	–	0.90%(d)	0.00%	12.01%	–	12.01%(e)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios International Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	3.83%(e)(4)	5.45%	–	5.45%(e)(4)
	2022	1,013	$1.123	–	$1.123	$1,137	0.90%	–	0.90%	2.53%	-11.39%	–	-11.39%
	2021	611	$1.267	–	$1.267	$775	0.90%	–	0.90%	1.49%	9.54%	–	9.54%
	2020(2)	668	$1.157	–	$1.157	$773	0.90%	–	0.90%(d)	0.00%	7.56%	–	7.56%(e)
Mutual of America Variable Insurance Portfolios Money Market Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	0.02%(e)(4)	3.30%	–	3.30%(e)(4)
	2022	11,550	$2.353	–	$2.353	$27,180	0.90%	–	0.90%	3.05%	0.44%	–	0.44%
	2021	367	$2.343	–	$2.343	$860	0.90%	–	0.90%	0.00%	-1.06%	–	-1.06%
	2020(2)	303	$2.368	–	$2.368	$718	0.90%	–	0.90%(d)	0.27%(d)	-0.56%	–	-0.56%(e)
Mutual of America Variable Insurance Portfolios Mid-Term Bond Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.10%(e)(4)	-0.36%	–	-0.36%(e)(4)
	2022	1,173	$2.354	–	$2.354	$2,762	0.90%	–	0.90%	0.78%	-8.42%	–	-8.42%
	2021	1,215	$2.571	–	$2.571	$3,125	0.90%	–	0.90%	0.98%	-2.62%	–	-2.62%
	2020(2)	1,353	$2.640	–	$2.640	$3,572	0.90%	–	0.90%(d)	0.00%	3.50%	–	3.50%(e)
Mutual of America Variable Insurance Portfolios Bond Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.92%(e)(4)	-3.55%	–	-3.55%(e)(4)
	2022	1,036	$6.024	–	$6.024	$6,244	0.90%	–	0.90%	1.50%	-13.09%	–	-13.09%
	2021	993	$6.932	–	$6.932	$6,881	0.90%	–	0.90%	1.46%	-3.39%	–	-3.39%
	2020(2)	1,130	$7.175	–	$7.175	$8,109	0.90%	–	0.90%(d)	0.00%	4.07%	–	4.07%(e)
Mutual of America Variable Insurance Portfolios Retirement Income Portfolio	2023	–	$1.639	–	$1.639	$–	0.90%	–	0.90%(d)(4)	1.47%(e)(4)	0.70%	–	0.70%(e)(4)
	2022	2,901	$1.627	–	$1.627	$4,720	0.90%	–	0.90%	1.42%	-11.80%	–	-11.80%
	2021	2,896	$1.845	–	$1.845	$5,343	0.90%	–	0.90%	–	5.10%	–	5.10%
	2020(2)	1,738	$1.755	–	$1.755	$3,051	0.90%	–	0.90%(d)	–	5.98%	–	5.98%(e)
Mutual of America Variable Insurance Portfolios 2015 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.22%(e)(4)	0.79%	–	0.79%(e)(4)
	2022	3,029	$1.708	–	$1.708	$5,174	0.90%	–	0.90%	1.56%	-12.51%	–	-12.51%
	2021	3,257	$1.952	–	$1.952	$6,359	0.90%	–	0.90%	–	6.41%	–	6.41%
	2020(2)	3,411	$1.834	–	$1.834	$6,257	0.90%	–	0.90%(d)	–	6.48%	–	6.48%(e)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios 2020 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.35%(e)(4)	0.87%	–	0.87%(e)(4)
	2022	7,904	$1.798	–	$1.798	$14,213	0.90%	–	0.90%	1.50%	-13.61%	–	-13.61%
	2021	7,803	$2.082	–	$2.082	$16,244	0.90%	–	0.90%	–	8.54%	–	8.54%
	2020(2)	8,667	$1.918	–	$1.918	$16,621	0.90%	–	0.90%(d)	–	7.70%	–	7.70%(e)
Mutual of America Variable Insurance Portfolios 2025 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.46%(e)(4)	1.53%	–	1.53%(e)(4)
	2022	11,010	$1.957	–	$1.957	$21,540	0.90%	–	0.90%	1.39%	-14.41%	–	-14.41%
	2021	11,291	$2.286	–	$2.286	$25,810	0.90%	–	0.90%	–	11.15%	–	11.15%
	2020(2)	10,492	$2.057	–	$2.057	$21,579	0.90%	–	0.90%(d)	–	8.72%	–	8.72%(e)
Mutual of America Variable Insurance Portfolios 2030 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.37%(e)(4)	2.12%	–	2.12%(e)(4)
	2022	6,884	$2.121	–	$2.121	$14,599	0.90%	–	0.90%	1.24%	-15.31%	–	-15.31%
	2021	6,659	$2.504	–	$2.504	$16,675	0.90%	–	0.90%	–	14.53%	–	14.53%
	2020(2)	5,448	$2.186	–	$2.186	$11,910	0.90%	–	0.90%(d)	–	9.96%	–	9.96%(e)
Mutual of America Variable Insurance Portfolios 2035 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.34%(e)(4)	2.70%	–	2.70%(e)(4)
	2022	3,613	$2.196	–	$2.196	$7,934	0.90%	–	0.90%	1.21%	-15.86%	–	-15.86%
	2021	3,252	$2.610	–	$2.610	$8,488	0.90%	–	0.90%	–	16.50%	–	16.50%
	2020(2)	2,680	$2.240	–	$2.240	$6,004	0.90%	–	0.90%(d)	–	11.06%	–	11.06%(e)
Mutual of America Variable Insurance Portfolios 2040 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.41%(e)(4)	3.23%	–	3.23%(e)(4)
	2022	3,164	$2.226	–	$2.226	$7,043	0.90%	–	0.90%	1.37%	-16.23%	–	-16.23%
	2021	3,075	$2.658	–	$2.658	$8,172	0.90%	–	0.90%	–	18.16%	–	18.16%
	2020(2)	2,313	$2.249	–	$2.249	$5,203	0.90%	–	0.90%(d)	–	11.71%	–	11.71%(e)
Mutual of America Variable Insurance Portfolios 2045 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.37%(e)(4)	3.55%	–	3.55%(e)(4)
	2022	1,757	$2.219	–	$2.219	$3,899	0.90%	–	0.90%	1.15%	-16.09%	–	-16.09%
	2021	1,516	$2.645	–	$2.645	$4,009	0.90%	–	0.90%	–	18.54%	–	18.54%
	2020(2)	1,254	$2.231	–	$2.231	$2,799	0.90%	–	0.90%(d)	–	11.87%	–	11.87%(e)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Mutual of America Variable Insurance Portfolios 2050 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.38%(e)(4)	3.73%	–	3.73%(e)(4)
	2022	1,831	$2.170	–	$2.170	$3,973	0.90%	–	0.90%	1.26%	-16.12%	–	-16.12%
	2021	1,542	$2.586	–	$2.586	$3,988	0.90%	–	0.90%	–	18.87%	–	18.87%
	2020(2)	1,346	$2.176	–	$2.176	$2,929	0.90%	–	0.90%(d)	–	11.97%	–	11.97%(e)
Mutual of America Variable Insurance Portfolios 2055 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.29%(e)(4)	3.73%	–	3.73%(e)(4)
	2022	606	$1.523	–	$1.523	$923	0.90%	–	0.90%	1.17%	-16.01%	–	-16.01%
	2021	496	$1.814	–	$1.814	$899	0.90%	–	0.90%	–	19.13%	–	19.13%
	2020(2)	296	$1.522	–	$1.522	$451	0.90%	–	0.90%(d)	–	11.76%	–	11.76%(e)
Mutual of America Variable Insurance Portfolios 2060 Retirement Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.23%(e)(4)	3.67%	–	3.67%(e)(4)
	2022	56	$12.465	–	$12.465	$703	0.90%	–	0.90%	0.84%	-15.70%	–	-15.70%
	2021	51	$14.788	–	$14.788	$757	0.90%	–	0.90%	0.01%	19.61%	–	19.61%
	2020(2)	24	$12.363	–	$12.363	$294	0.90%	–	0.90%(d)	–	11.62%	–	11.62%(e)
Mutual of America Variable Insurance Portfolios Conservative Allocation Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.38%(e)(4)	1.29%	–	1.29%(e)(4)
	2022	4,172	$2.116	–	$2.116	$8,829	0.90%	–	0.90%	1.72%	-13.10%	–	-13.10%
	2021	4,041	$2.436	–	$2.436	$9,842	0.90%	–	0.90%	–	7.31%	–	7.31%
	2020(2)	4,268	$2.270	–	$2.270	$9,688	0.90%	–	0.90%(d)	–	7.18%	–	7.18%(e)
Mutual of America Variable Insurance Portfolios Moderate Allocation Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.44%(e)(4)	2.34%	–	2.34%(e)(4)
	2022	6,500	$2.972	–	$2.972	$19,317	0.90%	–	0.90%	1.46%	-14.65%	–	-14.65%
	2021	6,691	$3.482	–	$3.482	$23,298	0.90%	–	0.90%	–	13.67%	–	13.67%
	2020(2)	7,480	$3.063	–	$3.063	$22,912	0.90%	–	0.90%(d)	–	9.17%	–	9.17%(e)
Mutual of America Variable Insurance Portfolios Aggressive Allocation Portfolio	2023	–	$–	–	$–	$–	0.90%	–	0.90%(d)(4)	1.48%(e)(4)	2.13%	–	2.13%(e)(4)
	2022	1,159	$3.689	–	$3.689	$4,275	0.90%	–	0.90%	1.25%	-16.11%	–	-16.11%
	2021	1,127	$4.398	–	$4.398	$4,958	0.90%	–	0.90%	–	17.38%	–	17.38%
	2020(2)	1,024	$3.746	–	$3.746	$3,835	0.90%	–	0.90%(d)	–	11.57%	–	11.57%(e)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Fidelity VIP Equity-Income Portfolio	2023	2,062	$118.321	–	$139.282	$270,188	0.15%	–	1.85%(f)	1.85%	8.87%		10.48%
	2022	2,312	$108.682	–	$126.067	$275,430	0.15%	–	1.55%(f)	1.91%	-6.42%	–	-5.10%
	2021	2,331	$116.133	–	$132.842	$294,201	0.15%	–	1.55%(f)	1.91%	22.97%	–	24.71%
	2020	2,452	$94.438	–	$106.524	$248,793	0.15%	–	1.55%(f)	1.78%	5.05%	–	6.53%
	2019	2,765	$89.895	–	$99.990	$264,507	0.15%	–	1.55%(f)	2.02%	25.48%	–	27.25%
Fidelity VIP Asset Manager Portfolio	2023	1,846	$61.809	–	$72.757	$127,092	0.15%	–	1.85%(f)	2.30%	11.13%		12.77%
	2022	2,029	$55.619	–	$64.515	$124,313	0.15%	–	1.55%(f)	2.07%	-16.24%	–	-15.06%
	2021	2,088	$66.404	–	$75.956	$151,468	0.15%	–	1.55%(f)	1.62%	8.23%	–	9.75%
	2020	2,173	$61.355	–	$69.206	$144,022	0.15%	–	1.55%(f)	1.50%	13.10%	–	14.70%
	2019	2,305	$54.247	–	$60.337	$133,601	0.15%	–	1.55%(f)	1.79%	16.43%	–	18.07%
Fidelity VIP Contrafund Portfolio	2023	4,277	$170.824	–	$201.097	$804,564	0.15%	–	1.85%(f)	0.48%	31.31%		33.25%
	2022	4,749	$130.096	–	$150.916	$673,710	0.15%	–	1.55%(f)	0.49%	-27.44%	–	-26.42%
	2021	5,140	$179.302	–	$205.112	$997,802	0.15%	–	1.55%(f)	0.06%	25.87%	–	27.64%
	2020	5,520	$142.452	–	$160.692	$842,249	0.15%	–	1.55%(f)	0.25%	28.56%	–	30.37%
	2019	6,026	$110.807	–	$123.258	$708,397	0.15%	–	1.55%(f)	0.46%	29.55%	–	31.38%
Fidelity VIP Mid Cap Portfolio	2023	1,288	$122.776	–	$144.535	$176,409	0.15%	–	1.85%(f)	0.58%	13.23%		14.90%
	2022	1,431	$108.435	–	$125.788	$171,124	0.15%	–	1.55%(f)	0.49%	-16.05%	–	-14.87%
	2021	1,511	$129.167	–	$147.762	$213,306	0.15%	–	1.55%(f)	0.62%	23.67%	–	25.41%
	2020	1,560	$104.445	–	$117.820	$176,069	0.15%	–	1.55%(f)	0.65%	16.37%	–	18.01%
	2019	1,750	$89.751	–	$99.837	$167,912	0.15%	–	1.55%(f)	0.85%	21.55%	–	23.26%
Fidelity Freedom Income Portfolio	2023	814	$10.612	–	$10.612	$8,641	0.80%	–	0.80%(d)(k)(5)	2.82%(e)(5)	5.41%	–	5.41%(e)(5)
Fidelity Freedom 2020 Portfolio	2023	1,252	$10.843	–	$10.843	$13,579	0.80%	–	0.80%(d)(k)(5)	2.03%(e)(5)	7.52%	–	7.52%(e)(5)
Fidelity Freedom 2025 Portfolio	2023	2,027	$10.903	–	$10.903	$22,096	0.80%	–	0.80%(d)(k)(5)	1.82%(e)(5)	8.21%	–	8.21%(e)(5)
Fidelity Freedom 2030 Portfolio	2023	1,514	$10.943	–	$10.943	$16,565	0.80%	–	0.80%(d)(k)(5)	1.82%(e)(5)	8.61%	–	8.61%(e)(5)
Fidelity Freedom 2035 Portfolio	2023	946	$11.014	–	$11.014	$10,423	0.80%	–	0.80%(d)(k)(5)	1.63%(e)(5)	9.31%	–	9.31%(e)(5)
Fidelity Freedom 2040 Portfolio	2023	737	$11.084	–	$11.084	$8,166	0.80%	–	0.80%(d)(k)(5)	1.36%(e)(5)	9.90%	–	9.90%(e)(5)
Fidelity Freedom 2045 Portfolio	2023	479	$11.104	–	$11.104	$5,314	0.80%	–	0.80%(d)(k)(5)	1.25%(e)(5)	10.11%	–	10.11%(e)(5)
Fidelity Freedom 2050 Portfolio	2023	380	$11.109	–	$11.109	$4,218	0.80%	–	0.80%(d)(k)(5)	1.12%(e)(5)	10.16%	–	10.16%(e)(5)
Fidelity Freedom 2055 Portfolio	2023	121	$11.107	–	$11.107	$1,341	0.80%	–	0.80%(d)(k)(5)	1.32%(e)(5)	10.11%	–	10.11%(e)(5)
Fidelity Freedom 2060 Portfolio	2023	84	$11.101	–	$11.101	$931	0.80%	–	0.80%(d)(k)(5)	1.31%(e)(5)	10.13%	–	10.13%(e)(5)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Fidelity VIP Extended Market Index	2023	223	$11.324	–	$11.324	$2,529	0.80%	–	0.80%(d)(k)(5)	1.71%(e)(5)	14.82%	–	14.82%(e)(5)
Fidelity VIP Index 500	2023	7,885	$11.141	–	$11.141	$87,848	0.80%	–	0.80%(d)(k)(5)	1.14%(e)(5)	9.60%	–	9.60%(e)(5)
Fidelity VIP Value Strategies	2023	302	$11.176	–	$11.176	$3,372	0.80%	–	0.80%(d)(k)(5)	1.12%(e)(5)	12.00%	–	12.00%(e)(5)
Vanguard VIF Diversified Value Portfolio	2023	4,747	$47.180	–	$55.534	$249,972	0.25%	–	1.95%	1.45%	18.08%		19.83%
	2022	5,363	$39.957	–	$46.345	$236,221	0.25%	–	1.65%	1.13%	-12.93%	–	-11.71%
	2021	5,342	$45.892	–	$52.491	$267,558	0.25%	–	1.65%	1.05%	28.33%	–	30.14%
	2020	4,943	$35.761	–	$40.335	$190,958	0.25%	–	1.65%	2.71%	9.95%	–	11.50%
	2019	5,311	$32.525	–	$36.175	$184,493	0.25%	–	1.65%	2.88%	23.64%	–	25.38%
Vanguard VIF International Portfolio	2023	6,090	$45.959	–	$54.098	$311,773	0.25%	–	1.95%	1.55%	12.70%		14.37%
	2022	6,702	$40.781	–	$47.302	$301,089	0.25%	–	1.65%	1.33%	-31.26%	–	-30.29%
	2021	7,091	$59.327	–	$67.860	$459,153	0.25%	–	1.65%	0.28%	-3.15%	–	-1.79%
	2020	7,523	$61.258	–	$69.095	$497,107	0.25%	–	1.65%	1.21%	55.00%	–	57.19%
	2019	8,103	$39.521	–	$43.957	$341,897	0.25%	–	1.65%	1.44%	29.07%	–	30.89%
Vanguard VIF Real Estate Index Portfolio	2023	2,533	$20.547	–	$23.202	$56,755	0.25%	–	1.95%	2.51%	9.79%		11.42%
	2022	2,802	$18.714	–	$20.824	$56,523	0.25%	–	1.65%	1.88%	-27.50%	–	-26.48%
	2021	2,887	$25.812	–	$28.324	$79,534	0.25%	–	1.65%	1.81%	37.91%	–	39.86%
	2020	2,353	$18.717	–	$20.252	$46,478	0.25%	–	1.65%	2.68%	-6.41%	–	-5.09%
	2019	2,731	$19.998	–	$21.338	$56,987	0.25%	–	1.65%	2.54%	26.70%	–	28.48%
Vanguard VIF Total Bond Market Index Portfolio	2023	5,378	$9.760	–	$10.549	$55,586	0.25%	–	1.95%	2.40%	3.78%		5.31%
	2022	4,980	$9.405	–	$10.017	$49,016	0.25%	–	1.65%	2.07%	-14.63%	–	-13.43%
	2021	5,133	$11.017	–	$11.571	$58,576	0.25%	–	1.65%	2.11%	-3.33%	–	-1.96%
	2020	5,642	$11.395	–	$11.802	$65,838	0.25%	–	1.65%	2.05%	5.82%	–	7.31%
	2019	2,864	$10.769	–	$10.998	$31,310	0.25%	–	1.65%	1.32%	6.90%	–	8.40%
Vanguard VIF Balanced	2023	1,787	$10.935	–	$10.935	$19,539	0.90%	–	0.90%(d)(5)	–(e)(5)	7.53%	–	7.53%(e)(5)
Vanguard VIF Conservative Allocation	2023	733	$10.823	–	$10.823	$7,933	0.90%	–	0.90%(d)(5)	–(e)(5)	7.37%	–	7.37%(e)(5)
Vanguard VIF Total International Stock Market Index	2023	96	$10.971	–	$10.971	$1,057	0.90%	–	0.90%(d)(5)	–(e)(5)	9.12%	–	9.12%(e)(5)
Vanguard VIF Mid-Cap Index	2023	3,200	$11.199	–	$11.199	$35,837	0.90%	–	0.90%(d)(5)	–(e)(5)	12.35%	–	12.35%(e)(5)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Vanguard VIF Small Company Growth	2023	727	$11.220	–	$11.220	$8,162	0.90%	–	0.90%(d)(5)	–(e)(5)	16.38%	–	16.38%(e)(5)
Vanguard VIF Short Term Investment Grade	2023	281	$10.380	–	$10.380	$2,918	0.90%	–	0.90%(d)(5)	–(e)(5)	2.96%	–	2.96%(e)(5)
Goldman Sachs VIT Small Cap Equity Insights Fund	2023	770	$12.876	–	$13.725	$10,366	0.25%	–	1.95%	1.03%	17.24%		18.98%
	2022	680	$10.983	–	$11.535	$7,720	0.25%	–	1.65%	0.31%	-20.67%	–	-19.55%
	2021	730	$13.844	–	$14.339	$10,345	0.25%	–	1.65%	0.58%	21.76%	–	23.48%
	2020	117	$11.370	–	$11.612	$1,350	0.25%	–	1.65%	0.32%	6.81%	–	8.31%
	2019(3)	42	$10.645	–	$10.721	$454	0.25%	–	1.65%(d)	1.00%(e)	6.45%	–	7.21%(e)
Goldman Sachs VIT US Equity Insights Fund	2023	776	$15.222	–	$16.225	$12,358	0.25%	–	1.95%	0.76%	21.70%		23.50%
	2022	660	$12.508	–	$13.138	$8,552	0.25%	–	1.65%	0.88%	-21.03%	–	-19.92%
	2021	561	$15.839	–	$16.405	$9,105	0.25%	–	1.65%	1.26%	27.29%	–	29.08%
	2020	185	$12.443	–	$12.709	$2,333	0.25%	–	1.65%	1.30%	15.62%	–	17.25%
	2019(3)	54	$10.762	–	$10.839	$580	0.25%	–	1.65%(d)	2.17%(e)	7.62%	–	8.39%(e)
Goldman Sachs VIT Government Money Market Fund	2023	5,419	$10.115	–	$10.115	$54,809	0.90%	–	0.90%(d)(5)	0.78%(e)(5)	0.67%	–	0.67%(e)(5)
American Funds Bond Fund of America	2023	571	$10.650	–	$10.650	$6,079	0.90%	–	0.90%(d)(5)	3.03%(e)(5)	5.79%	–	5.79%(e)(5)
American Funds Managed Risk Grade	2023	445	$11.008	–	$11.008	$4,896	0.90%	–	0.90%(d)(5)	0.24%(e)(5)	9.01%	–	9.01%(e)(5)
American Funds New World Fund	2023	481	$35.244	–	$39.798	$18,449	0.25%	–	1.95%	1.71%	14.24%		15.93%
	2022	480	$30.852	–	$34.329	$15,963	0.25%	–	1.65%	1.59%	-23.13%	–	-22.05%
	2021	459	$40.138	–	$44.042	$19,644	0.25%	–	1.65%	1.12%	3.44%	–	4.90%
	2020	441	$38.803	–	$41.986	$18,006	0.25%	–	1.65%	0.24%	21.86%	–	23.58%
	2019	456	$31.841	–	$33.974	$15,145	0.25%	–	1.65%	1.26%	28.54%	–	30.35%
American Century VP Capital Appreciation Fund	2023	3,348	$78.323	–	$92.193	$289,161	0.25%	–	1.95%	–	19.07%	–	20.84%
	2022	3,787	$65.778	–	$76.296	$272,062	0.25%	–	1.65%	–	-29.10%	–	-28.10%
	2021	4,172	$92.771	–	$106.113	$419,060	0.25%	–	1.65%	0.00%	9.75%	–	11.29%
	2020	4,620	$84.531	–	$95.345	$418,324	0.25%	–	1.65%	0.10%	40.66%	–	42.64%
	2019	5,134	$60.098	–	$66.844	$327,227	0.25%	–	1.65%	0.04%	33.79%	–	35.68%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
Calvert VP SRI Balanced Portfolio	2023	16,131	$8.254	–	$9.716	$146,976	0.25%	–	1.95%	1.59%	14.83%	–	16.53%
	2022	17,423	$7.188	–	$8.338	$136,753	0.25%	–	1.65%	1.20%	-16.79%	–	-15.62%
	2021	18,189	$8.639	–	$9.882	$170,301	0.25%	–	1.65%	1.19%	13.23%	–	14.83%
	2020	18,608	$7.630	–	$8.606	$152,123	0.25%	–	1.65%	1.54%	13.37%	–	14.97%
	2019	18,876	$6.730	–	$7.485	$134,725	0.25%	–	1.65%	1.58%	22.37%	–	24.09%
Delaware VIP Small Cap Value Series	2023	1,080	$12.864	–	$13.712	$14,511	0.25%	–	1.95%	1.05%	7.58%	–	9.17%
	2022	1,613	$11.958	–	$12.560	$19,951	0.25%	–	1.65%	0.84%	-13.52%	–	-12.31%
	2021	1,572	$13.828	–	$14.323	$22,271	0.25%	–	1.65%	0.81%	32.22%	–	34.08%
	2020	167	$10.459	–	$10.682	$1,777	0.25%	–	1.65%	1.13%	-3.51%	–	-2.15%
	2019(3)	61	$10.839	–	$10.916	$670	0.25%	–	1.65%(d)	–	8.39%	–	9.16%(e)
DFA U.S. Targeted Value Portfolio	2023	560	$11.506	–	$11.506	$6,440	0.90%	–	0.90%(d)(5)	1.51%(e)(5)	14.62%	–	14.62%(e)(5)
DWS Capital Growth VIP	2023	2,502	$179.477	–	$211.264	$491,971	0.25%	–	1.95%	0.07%	36.21%	–	38.23%
	2022	2,616	$131.764	–	$152.835	$373,864	0.25%	–	1.65%	0.09%	-31.87%	–	-30.91%
	2021	2,902	$193.395	–	$221.212	$603,704	0.25%	–	1.65%	0.21%	20.77%	–	22.47%
	2020	3,168	$160.137	–	$180.625	$540,459	0.25%	–	1.65%	0.48%	36.77%	–	38.70%
	2019	3,279	$117.087	–	$130.231	$405,229	0.25%	–	1.65%	0.42%	34.89%	–	36.79%
Invesco V.I. Main Street Fund	2023	716	$75.708	–	$89.114	$60,683	0.25%	–	1.95%	0.83%	21.12%	–	22.91%
	2022	799	$62.509	–	$72.503	$55,254	0.25%	–	1.65%	1.47%	-21.44%	–	-20.33%
	2021	854	$79.564	–	$91.007	$74,471	0.25%	–	1.65%	0.72%	25.48%	–	27.25%
	2020	879	$63.407	–	$71.517	$60,253	0.25%	–	1.65%	1.44%	12.08%	–	13.66%
	2019	1,015	$56.574	–	$62.923	$61,365	0.25%	–	1.65%	1.06%	29.92%	–	31.75%
MFS VIT III Mid Cap Value Portfolio	2023	590	$14.977	–	$16.188	$9,342	0.00%	–	1.70%(g)	1.68%	11.08%	–	12.73%
	2022	663	$13.483	–	$14.360	$9,332	0.00%	–	1.40%(g)	0.95%	-10.05%	–	-8.79%
	2021	598	$14.990	–	$15.744	$9,269	0.00%	–	1.40%(g)	1.01%	29.17%	–	30.99%
	2020	235	$11.605	–	$12.019	$2,795	0.00%	–	1.40%(g)	1.17%	2.42%	–	3.87%
	2019	225	$11.330	–	$11.572	$2,586	0.00%	–	1.40%(g)	1.30%	29.30%	–	31.12%
Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio	2023	939	$15.679	–	$16.712	$15,388	0.25%	–	1.95%	0.36%	24.73%	–	26.58%
	2022	858	$12.570	–	$13.203	$11,159	0.25%	–	1.65%	0.46%	-19.78%	–	-18.65%
	2021	731	$15.670	–	$16.230	$11,733	0.25%	–	1.65%	0.47%	21.46%	–	23.17%
	2020	304	$12.902	–	$13.177	$3,976	0.25%	–	1.65%	0.70%	17.61%	–	19.26%
	2019(3)	122	$10.970	–	$11.049	$1,345	0.25%	–	1.65%(d)	0.39%(e)	9.70%	–	10.49%(e)
PIMCO VIT Real Return Portfolio	2023	2,773	$14.098	–	$15.918	$42,521	0.15%	–	1.85%(h)	3.15%	2.25%	–	3.76%
	2022	2,939	$13.788	–	$15.340	$43,557	0.15%	–	1.55%(h)	7.30%	-13.13%	–	-11.91%
	2021	2,926	$15.872	–	$17.414	$49,448	0.15%	–	1.55%(h)	5.10%	4.14%	–	5.61%
	2020	2,135	$15.241	–	$16.489	$34,308	0.15%	–	1.55%(h)	1.58%	9.84%	–	11.39%
	2019	1,693	$13.876	–	$14.804	$24,543	0.15%	–	1.55%(h)	1.82%	6.94%	–	8.45%

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
Subaccount	Year End	Units Outstanding (000's)	Unit Values (d), Lowest to Highest			Net Assets (000's)	Expense Ratios (a)(d), Lowest to Highest			Investment Income Ratios (b)	Total Returns (c)(d), Lowest to Highest
T. Rowe Price Blue Chip Growth Portfolio	2023	6,624	$52.999	–	$59.849	$381,352	0.00%	–	1.70%(i)	–	47.11%	–	49.29%
	2022	6,613	$36.027	–	$40.089	$256,133	0.00%	–	1.40%(i)	–	-39.35%	–	-38.50%
	2021	7,175	$59.406	–	$65.188	$453,847	0.00%	–	1.40%(i)	–	15.99%	–	17.62%
	2020	7,660	$51.219	–	$55.422	$412,756	0.00%	–	1.40%(i)	–	32.41%	–	34.28%
	2019	7,501	$38.681	–	$41.274	$302,160	0.00%	–	1.40%(i)	–	28.08%	–	29.89%
Victory RS Small Cap Growth Equity VIP Series	2023	631	$9.273	–	$9.884	$6,124	0.20%	–	1.90%(j)	–	18.41%	–	20.16%
	2022	513	$7.831	–	$8.225	$4,157	0.20%	–	1.60%(j)	–	-37.37%	–	-36.49%
	2021	516	$12.503	–	$12.951	$6,622	0.20%	–	1.60%(j)	–	-11.85%	–	-10.61%
	2020	483	$14.185	–	$14.488	$6,951	0.20%	–	1.60%(j)	–	35.87%	–	37.78%
	2019(3)	63	$10.440	–	$10.515	$657	0.20%	–	1.60%(d)(j)	–	4.40%	–	5.15%(e)

(a)This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.
(b)
This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.
(c)
The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(d)
Annualized.
(e)
Not annualized.
(f)
Absent reimbursement by Fidelity, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(g)
Absent reimbursement by MFS, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(h)
Absent reimbursement by PIMCO, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(i)
Absent reimbursement by T. Rowe Price, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(j)
Absent reimbursement by Victory, the expense ratio range would have been 0.25% to 1.65% in 2019 to 2022, and 0.25% to 1.95% in 2023.
(k)
Absent reimbursement by Fidelity, the expense ratio would have been 0.90% to 0.90%.
(1)
For the period August 3, 2020 (Initial Offering Date of Units) to December 31, 2020.
(2)
For the period January 24, 2020 (Initial Offering Date of Units) to December 31, 2020.
(3)
For the period July 1, 2019 (Initial Offering Date of Units) to December 31, 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2023
5. Financial Highlights (continued)
(4)
For the period January 1, 2023 to November 3, 2023.
(5)
For the period November 3, 2023 (Initial Offering Date of Units) to December 31, 2023.
6. Calculation of Accumulation Unit Values
Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.
The Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:
(a)
The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by
(b)
1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.
7. Subsequent Events
Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

Mutual of America Life Insurance Company

Statutory Financial Statements

For The Years Ended December 31, 2023, 2022 and 2021

Together With Independent Auditors’ Report

∎	KPMG LLP 345 Park Avenue New York, NY 10154-0102

Independent Auditors’ Report

Board of Directors

Mutual of America Life Insurance Company:

Opinions

We have audited the financial statements of Mutual of America Life Insurance Company (the Company), which comprise the statutory statements of financial condition as of December 31, 2023 and 2022, and the related statutory statements of operations and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, 2022, and 2021, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Notes 1 and 12.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Notes 1 and 12 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Notes 1 and 12 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

2

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

New York, New York

April 30, 2024

3

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2023 AND 2022

	2023	2022

ASSETS

Bond and notes	5,934,260,625	7,643,803,821

Common stocks	4,852,651	11,721,212

Preferred stocks	3,000,000	11,408,089

Investment in subsidiaries	305,215,072	267,220,983

Cash, cash equivalents and short-term investments	19,385,781	(18,880,120)

Guaranteed funds Transferrable	4,904,808	5,409,675

Privately managed investments	585,307,274	566,698,037

Real estate	–	12,328,491

Policy loans	80,734,096	75,628,404

Investment income accrued	42,529,088	65,614,619

Deferred federal income taxes	71,259,549	71,259,549

Total other assets	37,432,196	20,393,184

Total General Account Assets	7,088,881,140	8,732,605,944

Separate account assets	16,947,094,189	15,305,416,582

Total Assets	$24,035,975,329	$24,038,022,526

LIABILITIES AND SURPLUS

General Account liabilities

Insurance and annuity reserves	5,292,006,616	6,364,906,235

Other contract liabilities and reserves	12,151,076	12,100,437

Funds withheld	1,029,005,780	1,222,699,005

Other liabilities	93,984,826	269,268,077

Total General Account Liabilities	6,427,148,299	7,868,973,754

Separate account liabilities	16,947,094,189	15,305,416,582

Total liabilities before asset valuation reserve	23,374,242,488	23,174,390,336

Asset Valuation Reserve	138,935,895	143,878,481

Total Liabilities	$23,513,178,383	$23,318,268,817

Surplus

Assigned surplus	1,150,000	1,150,000

Unassigned Surplus	521,646,946	718,603,709

Total Surplus	522,796,946	719,753,709

Total Liabilities & Surplus	$24,035,975,329	$24,038,022,526

See accompanying notes to statutory financial statements.

4

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022, AND 2021

	2023	2022	2021

INCOME

Premium and annuity considerations, net	$1,053,087,528	$1,812,655,797	$2,364,601,425

Life and disability insurance premiums	9,359,858	7,784,596	8,856,139

Total considerations and premiums	1,062,447,386	1,820,440,393	2,373,457,564

Separate Account investment and administrative fees	90,079,454	89,195,926	101,342,682

Net investment income	224,449,314	263,535,218	394,170,267

Reserve adjustment on reinsurance ceded	1,793,824	2,646,136	3,255,750

Commission and Expense allowance on reinsurance ceded	105,161,191	–	–

Other, net	6,711,839	13,681,678	15,446,545

Total income	1,490,643,008	2,189,499,351	2,887,672,808

DEDUCTIONS

Change in insurance and annuity reserves	(1,068,058,254)	(279,889,723)	(31,963,214)

Annuity and surrender benefits	3,510,790,250	2,576,174,026	2,962,426,424

Death and disability benefits	5,358,575	4,081,265	6,250,821

Net Transfers to Separate Account	(1,017,950,556)	(365,045,385)	(412,657,886)

Operating expenses	296,538,949	357,427,116	323,961,413

Total deductions	1,726,678,964	2,292,747,299	2,848,017,558

Net loss before dividends	(236,035,956)	(103,247,948)	39,655,250

Dividends to contract holders and policyholders	(12,690)	(46,719)	(51,624)

Net loss from operations	(236,048,646)	(103,294,667)	39,603,626

Net realized capital gains (losses)	104,251	30,853,253	6,441,043

Net gain (loss)	(235,944,395)	(72,441,414)	46,044,669

SURPLUS TRANSACTIONS

Change in:

Asset valuation reserve	4,948,282	(35,322,030)	(180,612)

Unrealized (depreciation) appreciation	27,137,926	(2,746,433)	9,288,499

Net deferred income tax asset	–	(12,000,000)	(6,011,009)

Nonadmitted assets:

Negative IMR	(39,551,297)	(207,548)	–

Prepaid assets and other, net	(23,464,259)	(221,883)	(17,526,456)

Accounting related to:

Qualified pension plan	60,471,085	(4,912,000)	–

Nonqualified deferred compensation plan	1,563,769	10,388,000	–

Post retirement medical benefit plan	(9,795,882)	75,129,000	579,173

Deferred Ceding Commissions	17,678,008	–	–

Net change in surplus	(196,956,763)	(42,334,308)	32,194,264

SURPLUS

Beginning of year	719,753,709	762,088,017	729,893,753

End of year	522,796,946	719,753,709	762,088,017

See accompanying notes to statutory financial statements.

5

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF

CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

	2023	2022	2021

Cash flows from operations:

Premium and other income collected	$1,875,899,492	$1,843,836,254	$2,414,028,395

Net investment income	263,844,025	263,573,329	436,992,596

Separate account investment and administrative fees	201,514,788	102,879,849	102,958,043

Benefit payments	(3,518,464,894)	(2,654,822,369)	(3,040,089,616)

Net transfers to separate accounts	1,017,950,557	365,045,385	413,676,100

Investment and operating expenses paid	(299,528,650)	(423,107,518)	(352,632,246)

Other, net	19,160,618	(14,863,890)	14,089,052

Dividends paid to policyholders	(11,144)	(51,115)	(52,773)

Net cash provided by (used in) operations	(439,635,208)	(517,510,075)	(11,030,449)

Cash flows from investments:

Proceeds from investment sold, matured, or repaid:

Bonds and notes	946,520,645	1,198,693,858	4,551,404,974

Common stock	8,080,108	41,303,125	14,656,669

Preferred Stock	8,507,052	–	–

Other invested assets	7,171,056	1,598,610	7,349,732

Other	5,295	17,800,964	(33,305,241)

Total	970,284,176	1,259,396,557	4,540,106,134

Cost of investments acquired:

Bonds and notes	(176,203,211)	(742,911,937)	(4,094,422,604)

Common stock	(20,950,973)	(270,596)	(10,659,132)

Preferred stock	–	(11,408,089)	–

Real estate	–	(622,900)	(42,649,427)

Privately managed investments	(18,977,045)	(298,933,396)	(273,549,727)

Other, including payable for securities purchased	(439,495)	(7,451,048)	11,173,199

Total	(216,570,724)	(1,061,597,966)	(4,410,107,691)

Net Change in Policy Loans	(274,565)	1,180,708	18,478,525

Net cash provided by (used in) investing	753,438,887	198,979,299	148,476,968

Cash flows from financing and other sources:

Net deposits (withdrawals) on deposit-type contracts	(1,927,461)	4,551,318	4,888,829

Other cash applied	(273,610,317)	77,750,639	34,649,545

Net cash provided by (used in) financing and other sources	(275,537,778)	82,301,957	39,538,374

Net change in cash, cash equivalent and short-term investments:	38,265,901	(236,228,819)	176,984,893

Cash, cash equivalent and short-term investments:

Beginning of year	(18,880,120)	217,348,699	40,363,806

End of year	$19,385,781	$(18,880,120)	$217,348,699

See accompanying notes to statutory financial statements.

6

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS

December 31, 2023, 2022 and 2021

1.	Summary of Significant Accounting Policies

Nature of Operations

Mutual of America Life Insurance Company (“Mutual of America” or “the Company”) provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field and for-profit organizations in the small to medium-size company market. The Company is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”). Such practices differ from U.S. Generally Accepted Accounting Principles (“GAAP”). The significant variances between such practices and GAAP, although not reasonably determinable, are presumed to be material and are described in Note 10.

The National Association of Insurance Commissioners (“NAIC”) has codified Statutory Accounting Principles (“Codification”). The New York Department issued Regulation No. 172 (“Regulation No. 172”), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by Regulation No. 172, as amended through December 31, 2023, are reflected in the accompanying statutory financial statements.

As part of the New York Department’s recent examination, the New York Department conducted an examination of the asset adequacy analysis in accordance with 11 NYCRR 95 (Insurance Regulation 126). For the year-ended December 31, 2023, the New York Department of Financial Services (“NYDFS”) required the Company to record $201.0 million of Asset Adequacy Reserves under New York Regulation 126. This amount is reflected in the year-end 2023 financials as a $201.0 million reserve charge in the Change in insurance and annuity reserves on the Statement of Operations and Surplus and as an Insurance and Annuity Reserve on the Statement of Financial Condition. The Asset Adequacy Reserves for 2023 is part of a five-year phase-in requirement that will be reevaluated on an annual basis, as part of ongoing communications with the NYDFS, which will require additional reserves, however, the amount will depend on the circumstances.

The preparation of the Company’s statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the statutory financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves, the valuation of pension and employee benefit plan liabilities and the valuation of deferred tax assets.

Asset Valuations

Cash, Cash Equivalents and Short-Term Investments – Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Cash equivalents and short-term investment transactions are recorded on a trade date basis.

7

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

1.	Summary of Significant Accounting Policies (continued)

Bonds and Notes – Investment valuations are prescribed by the NAIC. Bonds in good standing, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes are stated at amortized cost except those with an NAIC designation of 6 which are carried at the lower of amortized cost or fair value. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. As of December 31, 2023, there were 6 securities with a fair value of $31.7 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $3.2 million to adjust the carrying value of these securities during 2023. These securities are required to be reported at the lower of amortized cost or fair value. As of December 31, 2022, there were 6 securities with a fair value of $29.2 million that were valued using this methodology. The company recorded an unrealized loss of $4.4 million to adjust the carrying value of these securities during 2022.

Payment speeds for mortgage-backed and structured securities are based on cash flows obtained from an independent analytic agency and are applied on a quarterly basis.

Losses that are considered to be other than temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, the financial health and specific prospects of the issuer, the likelihood that the Company will be able to collect all of the amounts due according to the contractual terms of the debt security in effect at the time of the acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads, and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If a credit related impairment is determined to be other-than-temporary, a direct write-down is recorded as a realized capital loss whereas interest-related other than temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR) and a new cost basis for the bond is recorded. See Note 2 – Fair Value Measurements, for further discussion on valuation methods for assets and liabilities.

There were no impairments in 2023, 2022, and 2021. Additionally, the Company recognized $0.1 million of capital gains not subject to the Interest Maintenance Reserve (IMR) in 2023, $30.9 million of realized capital gains not subject to the Interest Maintenance Reserve during 2022 and $6.4 million of realized capital gains not subject to the Interest Maintenance Reserve during 2021. These gains are reflected in the amount of net realized capital (losses)/gains on the statement of operations.

Common Stocks and Preferred Stocks – Common stocks in good standing are stated at fair value. Unrealized gains and losses arising from the change in fair value of common stocks are recorded directly to unassigned surplus. Highest-quality, high-quality or medium quality perpetual preferred stocks (NAIC designations 1 to 3), which have characteristics of equity securities, shall be valued at cost. All other perpetual preferred stocks (NAIC designations 4 to 6) shall be reported at the lower of cost or fair value.

8

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

1.	Summary of Significant Accounting Policies (continued)

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all stock issuers not in good standing, as well as stocks where the fair value is less than 80% of its cost for a continuous nine-month period. The Company writes down stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors including, but not limited to, the extent to which cost exceeds market value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments. The Company’s impairment policy for stock for any position in an unrealized loss position for a continuous twelve-month period is deemed impaired and a new cost basis is established, with a corresponding recognition of a realized capital loss. As of December 31, 2023 and 2022, common stocks included $4.4 million and $11.6 million, respectively, invested in a Mutual of America sponsored series of mutual funds. During 2023 and 2022, there were no additional sales of seed money investments.

During 2021, the Company liquidated seed-money investments it had in the Mutual of America Investment Corporation International Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund and the Retirement 2065 Fund and recognized a gain of $5.4 million on these transactions.

Guaranteed Funds Transferable – Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.

Goodwill – The acquisition of TruSpire (noted in footnote 3) generated goodwill of approximately $18.2 million, which is being amortizing over a ten-year period and is included in Other Assets.

Privately Managed Investments – Privately managed investments consist of investments in privately managed funds sponsored by unaffiliated managers. The funds invest in international transportation infrastructure portfolios of commercial real estate mortgages and portfolios of private placement debt. The Company does not have a direct interest in the underlying assets, but only in the shares of these funds. These investments are carried at underlying audited U.S. GAAP Equity of the investee, on a quarter lag. The Company’s impairment policy for other invested assets is that for any losses that are considered to be other than temporary are recognized in net income when incurred and are reviewed by management monthly. As part of the review process for these securities, there is an impairment identification process utilizing a screening procedure that includes the review of financial information provided by the fund sponsor, including the review of the underlying investments.

Policy Loans – Policy loans are stated at the unpaid principal balance of the loan. During 2023, 2022, and 2021, the Company recognized $0.1 million of realized capital gains, $0.8 million of realized capital gains and $0.3 million of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no unrealized losses recorded in both 2023 and 2022.

Other – Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the statutory statements of financial condition.

9

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

1.	Summary of Significant Accounting Policies (continued)

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $0.9 billion, net of $0.75 billion of reinsurance and $1.6 billion at December 31, 2023 and 2022, respectively. These reserves are based on mortality and interest rate assumptions (ranging from 1.50% to 6.50 % at both December 31, 2023 and 2022). These percentages meet or exceed statutory requirements and are not subject to discretionary withdrawal.

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2023 and 2022, averaged 2.38% and 1.16%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $4.1 billion, net of $0.96 billion of reinsurance, and $4.7 billion, net of $1.1 billion of reinsurance, at December 31, 2023 and 2022, respectively, are subject to discretionary withdrawal at book value.

Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions, and meet statutory requirements.

Reinsurance

Reinsured reserves are accounted for on a funds withheld basis. Under funds withheld, the Company retains the assets reinsured and establishes a liability for the amount of the reinsurance plus any investment activity attributable to the reinsured block of business. Additionally, the Company has reinsured reserves for an indemnity quota share reinsurance treaty ceding 90% of their Pension Buy-out/Risk Transfer business.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations. When cumulative interest rate related losses exceed cumulative interest rate related capital gains within the year, the resulting balance is non-admitted on the statement of financial condition and is charged directly to surplus. However in 2023, National Association of Insurance Commissioners (“NAIC”), adopted INT 23-01 Net Negative (Disallowed) IMR. This provides guidance for the limited admittance of negative interest maintenance reserve (“IMR”) amounts. The provision will last through the end of 2025. The Company did not adopt as of December 31, 2023, as NYDFS did not approve until 2024.

An AVR, applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Mutual of America Capital Management, LLC (“the Advisor”), an affiliate, and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the

10

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

1.	Summary of Significant Accounting Policies (continued)

Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plans or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2023, 2022, and 2021, such charges were equal to approximately 0.57%, 0.71%, and 0.73%, respectively, of total average Separate Account assets. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statutory financial statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $16.9 billion and $15.3 billion as of December 31, 2023 and 2022, respectively are subject to discretionary withdrawal at fair value.

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received.

As more fully described in Note 5, premiums ceded to the reinsurer will be reflected net on the statutory statement of operations and surplus.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $2.1 million both December 31, 2023, and 2022 respectively.

2.	Accounting Changes and Corrections of Errors

The Company identified two errors in previously filed financial statements that have been corrected through unassigned surplus as of January 1, 2023. The Company identified an error in its liability for its pension plans (Other Liabilities on the Statement of Financial Condition) which resulted in an overstatement of other liabilities and understatement of surplus on the Statement of Financial Condition of $46.5 million as of December 31, 2022. The Company also identified a negative IMR error, which resulted in an overstatement of other assets and an overstatement of surplus on the Statement of Financial Condition of $15.3 million as of December 31, 2022. There was no impact to net income as a result of these errors.

11

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

2.	Accounting Changes and Corrections of Errors (continued)

The Company determined that the correction of these errors of $31.5 million was immaterial to the statutory financial statements. Therefore, the Company corrected these errors in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, which is reflected on the Statutory Statements of Operations and Surplus in 2023.

3.	Business Combinations and Goodwill

The Company purchased 100% of the issued and outstanding shares of Grandmark Holdings, a Texas based Holding company on January 3, 2023 for $21.2 million. Grandmark Holdings owned 100% of the outstanding stock of Landmark Life Insurance Company, a Texas based insurer licensed in 39 states to write life, annuity and accident and health insurance. In April 2023, Landmark changed its name to TruSpire Retirement Insurance Company (“TruSpire”). The transaction was accounted for as a statutory purchase, with a book value of $5.6 million on January 3, 2023. The Company recognized and admitted $18.2 million of goodwill, which will be amortized over the prescribed 10-year period. As of December 31, 2023, the Company had admitted goodwill of $16.4 million and recognized $1.8 million of amortization expense.

4.	Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds and notes) as of December 31, 2023 and 2022 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
	(in millions)

December 31, 2023

Fixed maturities:

Mortgage- and asset-backed securities:

Residential mortgage-backed securities	$514.4	$–	$83.5	$430.9

Commercial mortgage-backed securities	79.3	–	18.1	61.2

Other asset-backed securities	–	–	–	–

Total	$593.7	$–	$101.6	$492.1

U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,572.1	0.4	221.6	1,350.9

Obligations of states and political subdivisions	71.6	–	16.5	55.1

Debt securities issued by foreign governments	–	–	–	–

Corporate securities	3,765.9	12.9	594.7	3,184.1

Total	$6,003.3	$13.3	$934.4	$5,082.2

12

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

	Statement Value	Gross Unrealized		Fair Value
		Gains	Losses
	(in millions)

December 31, 2022

Fixed maturities:

Mortgage- and asset-backed securities:

Residential mortgage-backed securities	$552.2	$–	$93.0	$459.2

Commercial mortgage-backed securities	90.2	–	17.3	72.9

Other asset-backed securities	–	–	–	–

Total	$642.4	$–	$110.3	$532.1

U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,712.1	0.8	243.9	1,469.0

Obligations of states and political subdivisions	78.0	–	21.1	56.9

Debt securities issued by foreign governments	–	–	–	–

Corporate securities	5,240.4	5.2	859.8	4,385.8

Total	$7,672.9	$6.0	$1,235.1	$6,443.8

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. As of December 31, 2023, approximately 83% of the $2.1 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). As of December 31, 2022, approximately 86% of the $2.3 billion invested in mortgage-backed securities that are included in the captions “U.S. Treasury securities and obligations of U.S. government corporations and agencies” and “Residential mortgage-backed securities” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

Cash equivalents with a statement value and fair value of $66.3 million and $29.1 million at December 31, 2023 and 2022, respectively, and short-term investments with a statement value and a fair value of $2.7 million and $0.0 million, respectively, are included in the above tables. At December 31, 2023 and 2022, the Company had $3.5 million and $3.7 million, respectively, (par value of $3.5 million at December 31, 2023 and $3.5 million at December 31, 2022) of its long-term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•

Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

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MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all assets that are considered financial instruments, which include bonds and notes, common stocks, cash, cash equivalents, short term investments, policy loans, guaranteed funds transferrable, privately managed investments and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, common stocks, and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, were determined to be Level 2. Finally, investments that are managed by outside investment advisors and the guaranteed funds transferrable for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities. Investments in mutual funds and privately managed investments are excluded from the common stock line in the following table as these are valued at Net Asset Value. The Company had $31.7 million and $29.2 million of bonds and notes measured and reported at fair value as of December 31, 2023 and 2022, respectively which are level 3 investments. The Company had $0.5 million and $0.2 million of common stock measured and reported at fair value as of December 31, 2023 and 2022, respectively, which are Level 1 investments.

The following tables provide fair value information as of December 31, 2023 and 2022, about the Company’s assets that are considered financial instruments:

	Level 1	Level 2	Level 3	Total
	(in millions)

As of December 31, 2023 Financial Instruments

Bonds and notes	$–	$4,981.5	$31.6	$5,013.1

Common stocks	0.5	–	–	0.5

Preferred stocks	3.0	–	–	3.0

Cash, cash equivalents and short term investments	16.7	–	–	16.7

Policy loans	–	80.7	–	80.7

Guaranteed funds transferrable	–	–	4.9	4.9

Separate Account assets	16,947.1	–	–	16,947.1

Total	$16,967.3	$5,062.2	$36.5	$22,066.0

	Level 1	Level 2	Level 3	Total
	(in millions)

As of December 31, 2022 Financial Instruments

Bonds and notes	$–	$6,385.6	$29.2	$6,414.8

Common stocks	0.2	–	–	0.2

Preferred stocks	11.4	–	–	11.4

Cash, cash equivalents and short term investments	(18.9)	–	–	(18.9)

Policy loans	–	75.6	–	75.6

Guaranteed funds transferrable	–	–	5.4	5.4

Separate Account assets	15,305.4	–	–	15,305.4

Total	$15,298.1	$6,461.2	$34.6	$21,793.9

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MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

The fair value of Level 3 bonds increased from $29.2 million at December 31, 2022, to $31.6 million at December 31, 2023, primarily as a result of the change in fair value of Level 3 assets, net of interim paydowns, during the year. The guaranteed funds transferable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2023 and 2022.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed as of December 31, 2023 and 2022.

Unrealized Gains and Losses

As of December 31, 2023, 2022, and 2021, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:

	December 31
	2023	2022	Change	2022	2021	Change
	(in millions)

Common Stock	$–	$0.2	$(0.2)	$0.2	$7.7	$(7.5)

Bonds and notes	(0.7)	(8.0)	7.3	(8.0)	(0.5)	(7.5)

Investment in subsidiary	7.9	8.5	(0.6)	8.5	(4.1)	12.6

Other assets	1.1	(1.5)	2.6	(1.5)	(1.2)	(0.3)

Net unrealized appreciation (depreciation)	$8.3	$(0.8)	$9.1	$(0.8)	$1.9	$(2.7)

Net unrealized appreciation related to the Company’s bonds, equity securities and other assets increased by $8.3 million during the year. There was no unrealized appreciation related to equity securities at December 31, 2023. Net unrealized appreciation of $0.2 million related to equity securities at December 31, 2022, consisted of $0.3 million of gross unrealized gains and $0.1 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old. Net unrealized appreciation of $7.7 million related to equity securities at December 31, 2021, consisted of $7.7 million of gross unrealized gains and $0 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2023, 2022, and 2021 aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2023, 2022, and 2021 were $934.5 million and $1,235.1 million, and $84.4 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from a significant increase in interest rates and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

15

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

The tables that follow exclude $389 million and $208 million and $5.5 billion as of December 31, 2023, 2022, and 2021 respectively, represent the book value of those securities whose fixed maturity securities are in an unrealized gain position.

	December 31, 2023
	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
	($ in millions)

Fixed maturities:

Mortage and asset backed securities:	$29.5	$1.4	56	$1,361.2	$255.2	591

Residential mortgage-backed securities	–	–	–	–	–	–

Commercial mortage-backed securities	0.1	–	1	61.1	18.1	22

Other asset-backed securities	–	–	–	–	–	–

Total	$29.6	$1.4	57	$1,422.3	$273.3	613

U.S. Treasury securities and abligations of U.S Government corporations and agencies	7.7	0.2	3	107.5	21.6	111

Obligations of states and political subdivisions	–	–	–	302.6	43.4	44

Obligations issued by Foreign governments	2.0	–	1	10.0	3.2	3

Corporate Securities	184.0	20.0	20	2,568.4	571.4	356

Total	$223.3	$21.6	81	$4,410.8	$912.9	1,127

	December 31, 2022
	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
	($ in millions)

Fixed maturities:

Mortage and asset backed securities:	$965.5	$104.5	615	$701.1	$190.8	125

Residential mortgage-backed securities	–	–	–	–	–	–

Commercial mortage-backed securities	30.4	3.9	12	39.3	13.1	15.0

Other asset-backed securities	–	–	–	–	–	–

Total	$995.9	$108.4	627	$740.4	$203.9	140

U.S. Treasury securities and abligations of U.S Government corporations and agencies	122.9	12.1	121	15.4	6.5	15

Obligations of states and political subdivisions	277.1	48.2	35	19.6	7.5	11

Obligations issued by Foreign governments	11.0	2.0	3	3.0	2.0	1

Corporate Securities	3,052.0	489.7	366	950.0	354.8	190

Total	$4,458.9	$660.4	1,152	$1,728.4	$574.7	357

16

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

	December 31, 2021
	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
	Twelve Months or Less			Twelve Months or Greater
	($ in millions)

Fixed maturities:

Mortgage and asset backed securities:	$1,012.9	$16.7	146	$40.8	$2.8	14

Residential mortgage-backed securities	–	–	–	–	–	–

Commercial mortgage-backed securities	75.3	1.6	18	–	–	–

Other asset-backed securities	–	–	–	–	–	–

Total	$1,088.2	$18.3	164	$40.8	$2.8	14

U.S. Treasury securities and obligations of U.S Government corporations and agencies	67.5	1.7	17	13.4	1.3	4

Obligations of states and political subdivisions	31.5	0.5	12	–	–	–

Obligations issued by Foreign governments	2.0	–	1	–	–	–

Corporate Securities	2,184.0	57.4	230	6.5	2.4	2

Total	$3,373.2	$77.9	424	$60.7	$6.5	20

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the Statements of Operations and Surplus for the years ended December 31, 2023, 2022, and 2021, were as follows:

	December 31
	2023	2022	2021
	(in millions)

Common Stock	$–	$30.1	$4.6

Fixed maturities	–	–	2.1

Other assets	0.1	0.8	(0.3)

Net realized capital gains (losses)	$0.1	$30.9	$6.4

As of December 31, 2023, 2022, and 2021, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $2.2 billion and $1.8 billion, $2.2 billion and $2.7 billion, and $2.5 billion and $2.5 billion respectively, of which approximately 73% in 2023, 87% in 2022 and 99% in 2021 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

17

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

All loan-backed securities with a recognized impairment loss currently held by the Company, where the present value of future cash flows expected to be collected is less than the amortized cost basis of the securities are shown below:

Cusip	Description	Book Value Before Current Period OTTI	Projected Cash Flows	Recognized OTTI Adjustment	New Cost Basis After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
		($ millions)

894135-AG-7	TRAPEZA CDO LLC	$13.3	$5.6	$7.7	$5.6	$4.4	12/31/2011

7404-1N-AE-5	PRETSL XII B-1 144A	16.5	13.3	3.2	13.3	15.9	12/31/2009

74042C-AJ-6	PRETSL XIV C-2 144A	7.6	3.3	4.3	3.3	7.7	12/31/2009

74042Q-AJ-6	PRETSL XXVI C-1 144A	5.2	2.8	2.4	2.8	4.5	12/31/2009

74042T-AL-5	PRETSL XXVII C-2 144A	9.7	8.2	1.5	8.2	9.9	12/31/2009

Total		$52.3	$33.2	$19.1	$33.2	$42.4

Sales of investments, including maturities paydowns and calls, in fixed maturity securities resulted in $83.7 million, $6.2 million, and $10.3 million, of net interest rate related losses being accumulated in the IMR in 2023, 2022, and 2021, respectively, as follows:

	December 31
	2023	2022	2021
	(in millions)

Fixed maturity securities

Proceeds	$1,542.2	$1,198.7	$4,488.3

Gross realized gains	7.1	4.1	30.0

Gross realized losses	(90.8)	(10.3)	(40.3)

During 2023, 2022 and 2021, $0.8 million, $8.3 million and $12.8 million, respectively, of the IMR was amortized and included in net investment income.

Sales of investments in equity securities resulted in $0.3 million, $30.1 million and $5.4 million of net capital gains in 2023, 2022 and 2021, respectively, being recognized in net income as follows:

	December 31
	2023	2022	2021
	(in millions)

Equity securities

Proceeds	$8.5	$41.3	$24.8

Gross realized gains	0.3	30.1	5.4

Gross realized losses	(0.3)	–	–

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) as of December 31, 2023 and December 31, 2022, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

18

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

4.	Investments (continued)

	December 31, 2023
	Statement Value	Fair Value
	(in millions)

Due in one year or less	$28.7	$28.3

Due after one year through five years	831.6	803.2

Due after five years through 10 years	1,072.4	967.7

Due after 10 years	4,001.6	3,214.0

Total	5,934.3	5,013.2

	December 31, 2022
	Statement Value	Fair Value
	(in millions)

Due in one year or less	$76.1	$74.5

Due after one year through five years	1,735.8	1,658.9

Due after five years through 10 years	3,109.2	2,671.4

Due after 10 years	2,722.7	2,010.0

Total	7,643.8	6,414.8

5.	Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $4.9 million and $5.4 million as of December 31, 2023 and 2022, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.1 million, $0.2 million and $0.2 million in 2023, 2022 and 2021, respectively, and are included in net investment income.

6.	Reinsurance

In the event that the reinsurer does not meet their obligations under the terms of the reinsurance agreement, reinsurance recoverable balances could become uncollectible. Mutual of America still has the primary responsibility for the payment of benefits as the reinsurance agreement does not discharge the Company’s obligation as primary insurer. Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish the reinsurance and evaluates the financial strength of the reinsurer.

Effective April 1, 2023 the Company executed a quota share reinsurance agreement with First All America Financial Insurance Company (FAFI), an affiliate of Global Atlantic Reinsurance Company (GA) whereby the Company ceded 90% of the pension buyout business. Reserves ceded was $777.5 million. Premiums ceded was $814.7 million, comprised of both assets and cash and ceding commission earned was $115.9 million. The

19

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

6.	Reinsurance (continued)

gain on the transaction was $19.4 million, which was deferred and will be amortized into income over the average life of the contracts ceded.

The Company has a 50% Coinsurance and Modified Coinsurance (“Modco”) Agreement with an unaffiliated reinsurer. The reinsurance covers approximately one-half of the 3% guarantee business in the General Account and the Separate Account accumulations that have a 3% General Account minimum interest guarantee associated with that contract. Investors in the Separate Accounts are able to transfer their accumulations to the General Account at any time without penalties. Contract holders are eligible to withdraw their accumulations at any time without market value adjustment.

The Separate Account business is in the form of a 50% quota share modified coinsurance agreement covering approximately $1.0 billion of separate account reserves that represent approximately one-half of the 3% business. The Company will provide to the reinsurer Separate Account fees for the quota share portion of the reinsured business and will be reflected in the statutory statements of operations and surplus.

For the years ended December 31, 2023, December 31, 2022, and December 31, 2021 reinsurance amounts relating to the coinsurance agreement is as follows:

December 31, 2023
Value
(in millions)

Beginning of Period—Reserves Ceded	$1,128.0

Premiums	15.8

Net Transfers	(10.2)

Benefits	(204.9)

Reserve Change	0.3

General Account Fees	(0.1)

Interest Credits	30.9

Policy Loan Cancelation	—

End of Period—Reserves Ceded	$959.8

December 31, 2022
Value
(in millions)

Beginning of Period—Reserves Ceded	$1,152.5

Premiums	21.8

Net Transfers	21.3

Benefits	(100.7)

Reserve Change	0.1

General Account Fees	(0.1)

Interest Credits	33.9

Policy Loan Cancelation	(0.8)

End of Period—Reserves Ceded	$1,128.0

20

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

6.	Reinsurance (continued)

December 31, 2021
Value
(in millions)

Beginning of Period—Reserves Ceded	$1,167.0

Premiums	36.4

Net Transfers	4.8

Benefits	(89.7)

Reserve Change	1.0

General Account Fees	(0.2)

Interest Credits	34.4

Policy Loan Cancelation	(1.2)

End of Period—Reserves Ceded	$1,152.5

Net activity under the reinsurance agreement is reflected in the Funds Withheld liability in the statement of financial position.

7.	Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Pension expense was approximately $14.6 million, $37.9 million and $20.6 million for the periods ending December 31, 2023, 2022 and 2021, respectively. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA. Effective October 2022 the Company implemented a partial curtailment of the qualified defined benefit plan, the non-qualified deferred compensation plan, and the post-retirement medical plan. The impact of the curtailment reduced the Projected benefit obligations of the qualified, defined benefit plan, the non-qualified deferred compensation plan and the post-retirement medical plan by $4.0 million, $0.6 million and $3.3 million, respectively as of December 31, 2022.

Effective December 1, 2023, the Company implemented a full curtailment of the post-retirement medical plan that will be fully curtailed by December 1, 2024. The curtailment will eliminate the medical plan upon retirement for active employees, reduce the current retirees subsidy by 50% starting December 1, 2023, and completely phasing this out by December 1, 2024. The postretirement benefit plan adjustment required to be recorded under these plans was a gain of $99.4 million due to curtailment in 2023 and expense of $24.8 million and $41.4 million in 2022 and 2021, respectively.

For other benefits, as of January 1, 2023 and 2022 the Company had total recognized liabilities of $90.9 million and $169.9 million, respectively, for the postretirement medical plans and $32.8 million and $49.8 million, respectively, for the nonqualified deferred compensation plans.

21

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

7.	Pension Plan and Postretirement Benefits (continued)

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2023 and 2022 (in millions):

	Pension Benefits		Other Benefits
	2023	2022	2023	2022

Accumulated Benefit Obligation	$248.4	$237.7	$27.4	$24.2

Projected Benefit Obligation	$305.3	$292.8	$38.5	$123.8

Plan Assets at Fair Value	298.4	253.3	–	–

Funded Status	$(6.9)	$(39.5)	$(38.5)	$(123.8)

Prior Service Costs	$–	$–	$–	$12.3

Total Unrecognized Liability	$(77.5)	$(99.8)	$(6.5)	$11.5

The components of net periodic benefit costs as calculated in the January 1, 2023, 2022, and 2021 plan valuations are as follows:

	December 31
	Pension Benefits			Other Benefits
	2023	2022	2021	2023	2022	2021
	(in millions)

Service costs	$12.1	$18.0	$19.8	$2.7	$6.9	$7.9

Interest cost on Projected Benefit Obligation (PBO)	16.0	13.9	10.3	5.5	7.0	6.4

Expected return on plan assets	(21.1)	(24.9)	(29.1)	–	–	–

Prior services costs	–	–	–	(70.2)	(1.1)	(1.0)

Settlement	–	23.9	11.7	(32.2)	6.9	20.5

Amortization of unrecognized net loss (gain)	7.6	7.0	7.9	0.8	5.1	7.6

Net benefit expense	$14.6	$37.9	$20.6	$(93.4)	$24.8	$41.4

During 2023, 2022, and 2021 pension expense for the non-qualified deferred compensation plan included $1.4 million, $6.9 million, and 20.5 million of settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during those years exceeding the plans interest and service cost.

The changes in the PBO and plan assets are as follows:

	December 31
	Pension Benefits		Other Benefits
	2023	2022	2023	2022
	(in millions)

Change in PBO

PBO, beginning of the year	$292.8	$402.1	$123.8	$211.1

Service costs	12.1	18.0	2.7	6.9

Interest costs	16.0	13.9	5.5	7.0

Change in assumptions	(4.0)	(78.4)	(0.5)	(76.7)

Plan amendments	–	–	(57.9)	(8.4)

Effect of Curtailment	–	(4.0)	–	(3.9)

Actuarial loss (gain)	7.6	19.5	8.4	7.7

Benefits and expenses paid	(19.2)	(78.3)	(43.5)	(20.0)

PBO, end of year	$305.3	$292.8	$38.5	$123.7

22

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

7.	Pension Plan and Postretirement Benefits (continued)

	December 31
	Pension Benefits		Other Benefits
	2023	2022	2023	2022
	(in millions)

Change in Plan Assets

Plan assets, beginning of the year	$253.3	$367.5	–	–

Employer contributions	25.0	25.0	3.6	13.7

Return on plan assets	39.3	(60.9)	–	–

Benefits and expenses paid	(19.2)	(78.3)	(3.6)	(13.7)

Plan assets, end of year	$298.4	$253.3	–	–

Plan assets (lower than) PBO	$(6.9)	$(39.5)	$(38.5)	$(123.7)

At December 31, 2023 and 2022, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts or participation in certain other funds managed by outside investment advisors, and consisted of approximately 62.9% in equity investments and 37.1% in fixed-income investments and 83.3% in equity and 16.7% in fixed-income investments, respectively. A distribution of plan assets by investment objective as of December 31, 2023 and 2022 are as follows:

December 31, (in millions)	2023	2022

Fixed Income Funds	$110.7	$42.4

Equity Funds:

Index	108.8	116.5

Growth	7.7	55.3

Value	24.2	39.1

International	18.4	–

Total Internal Funds	269.8	253.3

External Funds	28.6	–

Total plan assets	$298.4	$253.3

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1.

The Company made contributions to its defined benefit pension plan of $25.0 million in 2023, $25.0 million in 2022, and $25.0 million in 2021. The Company estimates that it will contribute up to $15 million to this plan in 2024. Benefits expected to be paid from the defined benefit pension plan total $31.1 million in 2024, $21.8 million in 2025, $27.1 million in 2026, $25.2 million in 2027 and $23.2 million in 2028. The aggregate benefits expected to be paid in 2029 through 2033 total approximately $137.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2023. Benefit expected to be paid from the non-qualified plan total $37.1 million.

The assumptions used in determining the Net Periodic Benefit Cost for pension and other benefit plans were as follows:

	Weighted average Assumptions at December 31
	Pension Benefits		Postretirement Medical		Non Qualified Deferred Compensation
	2023	2022	2023	2022	2023	2022

Discount rate	5.50	5.50	5.50	5.50	5.40	5.40

Rate of compensation increase	4.00	4.00	4.00	4.00	5.00	5.00

Expected return on plan assets	8.00	8.00	–	–	–	–

23

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

7.	Pension Plan and Postretirement Benefits (continued)

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 60% equity investments and 40% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.00%) based upon historical 30-year rolling averages. In selecting the expected long-term rate of return assumption, an underlying inflation assumption of 3.0% was selected taking into account historical inflation data and future inflation expectations.

The health care cost trend rate assumption impacts the amounts reported for the postretirement benefit plans. The assumption has been updated to 5.8% for 2023, grading down 0.2% per year to 4.8% for 2029 and beyond. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $4.7 million in 2024, $6.5 million in 2025, $4.6 million in 2026, $3.4 million in 2027 and $2.7 million in 2028. Aggregated benefits expected to be paid in the period 2029 through 2033 total approximately $16.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation as of December 31, 2023. Separately the net gain or loss and net prior service cost or credit recognized in unassigned funds (surplus) for the period pursuant to paragraphs 42 and 46 of SSAP No. 92, and reclassification adjustments of unassigned funds (surplus) for the period, as those amounts, including amortization of the net transition asset or obligation, are recognized as components of net periodic benefit cost.

Savings and Other Incentive Plans

Effective January 1, 2023, Mutual of America enhanced the 401(k) savings plan under which employees can contribute up to 6% of their salary, with the Company matching 100% of this contribution and an employer non-elective 3% contribution of the employees’ salary. This was a change from the previous plan under which the Company matches half of the employees’ basic contribution up to 6% of salary. The Company contributed $6.2 million, $3.5 million, and $3.2 million in 2023, 2022, and 2021 respectively.

In December 2021, Mutual of America converted their savings plan from a variable insurance contract underwritten by the life insurance company to an investment contract offered under Mutual of America’s Net Asset Value (NAV) model. Included in annuity and surrender benefits is approximately $440 million of benefits representing the termination of the variable insurance contract.

The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $7.5 million, $11.4 million and $13.5 million for December 31, 2023, 2022 and 2021, respectively. At December 31, 2023 and 2022, the accrued liability related to these plans was $3.5 million and $22.4 million, respectively.

8.	Commitments and Contingencies

Rental expenses approximated $21.2 million, $23.3 million and $23.1 million as of December 31, 2022, 2021 and 2020, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $5.3 million in 2024; $3.6 million in 2025; $2.3 million in 2026; $1.4 million in 2027; $1.2 million in 2028 and $0.6 million in 2029 and beyond. Such leases are principally for leased office space

24

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

8.	Commitments and Contingencies (continued)

and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

During 2021, the Company entered into agreements with several unrelated investment managers to invest up to $750 million of General account assets in privately managed investments. Through December 31, 2022, the Company has funded approximately $670 million of this commitment and funded the remaining commitment of approximately $50.0 million in 2023.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s financial statements.

9.	Federal Income Taxes

A reconciliation of the income tax benefit recognized in the Company’s statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 21% in 2023, 2022 and 2021 to net loss from operations before federal income taxes follows:

		12/31/2023	12/31/2022	12/31/2021
		($ in millions)

1	Net gain from operations before federal income taxes and after dividends to policyholders	$(236.1)	$(103.3)	$39.7

2	Realized Capital gains (losses) before federal income tax, after transfer to IMR	(21.6)	24.6	(5.8)

3	Income before taxes	$(257.7)	$(78.7)	$33.9

		21%	21%	21%

	Expected Income tax expense (benefit) at 21% statutory rate	$(54.1)	$(16.5)	$7.1

4	Increase (decrease) in actual tax reported resulting from:

	- Amortization of interest maintenance reserve	$(0.2)	$(1.7)	$(2.7)

	- Deferred tax benefit on nonadmitted assets	(5.1)	(0.1)	–

	- Pension and postretirement benefits	10.9	16.9	(0.4)

	- Contingency Release	–	–	(4.1)

	- Investments	–	(4.9)	18.1

	- Statutory Valuation Allowance	41.8	20.3	23.5

	- GA Reinsurance	4.1	–	–

	- Tax Attribute Expiration	6.4	–	–

	- Other permanent items	(3.9)	1.1	(9.3)

5	Total income tax	$(0.0)	$15.1	$32.3

6	Current income tax incurred	$–	$–	$–

7	Change in net deferred income tax excluding tax on unrealized gains and losses	–	15.1	32.3

8	Total income tax	$–	$15.1	$32.3

The federal income tax expense of $0.0 million, $15.1 million and $32.3 million in 2023, 2022 and 2021, respectively relates primarily to the change in the deferred income tax incurred by Mutual of America.

25

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

9.	Federal Income Taxes (continued)

The components of the net DTA recognized in the Company’s statement of financial condition are as follows:

		December 31, 2023			December 31, 2022
		(1)	(2)	(3)	(4)	(5)	(6)
				(Col 1+2)			(Col 4+5)
(1).		Ordinary	Capital	Total	Ordinary	Capital	Total
		($ in millions)

(a)	Total Gross DTA’s	$308.6	$20.5	$329.1	$279.4	$12.6	$292.0

(b)	Statutory Valuation Allowance Adjustment	(231.4)	(20.4)	(251.8)	(199.0)	(12.6)	(211.6)

(c)	Adjusted Gross DTA’s (1a-1b)	$77.2	$0.1	$77.3	$80.4	$0.0	$80.4

(d)	DTA’s non-admitted	–	–	–	–	–	–

(e)	Subtotal net DTA (1c-1d)	77.2	0.1	$77.3	80.4	0.0	80.4

(f)	DTL’s	(5.9)	(0.1)	(6.0)	(9.1)	(0.0)	(9.1)

(g)	Net admitted DTA/(DTL) (1e-1f)	$71.3	$0.0	$71.3	$71.3	$(0.0)	$71.3

		Change in DTA’s 2023 to 2022
		(7)	(8)	(9)
		(Col 1-4)	(Col 2-5)	(Col 7+8)
		Ordinary	Capital	Total
		($ in millions)
(a)	TotalGross DTA’s	$29.2	$7.9	$37.1

(b)	Statutory Valuation Allowance Adjustment	(32.4)	(7.8)	(40.2)

(c)	Adjusted Gross DTA’s (1a-1b)	$(3.2)	$0.1	$(3.1)

(d)	DTA’s non-admitted	–	–	–

(e)	Subtotal net DTA (1c-1d)	(3.2)	0.1	(3.1)

(f)	DTL’s	3.2	(0.1)	3.1

(g)	Net admitted DTA/(DTL) (1e-1f)	$0.0	$0.0	$0.0

The amount of adjusted gross DTAs admitted under each applicable component of SSAP No. 101 is as follows:

(2) Admission Calculation Components under SSAP No.101

		12/31/2023			12/31/2022
(2)	Admission Calculation Components SSAP No. 101	(1)	(2)	(3) (Col 1+2)	(4)	(5)	(6) (Col 4+5)
		Ordinary	Capital	Total	Ordinary	Capital	Total
		($ in millions)
(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$–	$–	$–	$–	$–	$–
(b)	Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	71.3	–	71.3	71.3	–	71.3
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	71.3	N/A	N/A	71.3
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	$83.9	N/A	N/A	$105.4
(c)	Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	5.9	0.1	6.0	9.1	–	9.1

(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	77.2	0.1	77.3	80.4	–	80.4

	Deferred tax liabilities	5.9	0.1	6.0	9.1	–	9.1

	Net admitted deferred tax asset/liability	71.3	–	71.3	71.3	–	71.3

26

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

9.	Federal Income Taxes (continued)

		Change
Admission Calculation Components SSAP No. 101		(7) (Col 1-4)	(8) (Col 2-5)	(9) (Col 7+8)
		Ordinary	Capital	Total
		($ millions)
(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks.	$–	$–	$–
(b)	Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount of Deferred Tax Assets From (2)(a), above) After Application of the Threshold Limitation. (The Lesser of (2)(b) 1 and (2)(b) 2 Below)	–	–	–
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	N/A	N/A	–
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	N/A	N/A	(21.5)
(c)	Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	(3.2)	0.1	(3.1)

(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	(3.2)	0.1	(3.1)
	Deferredtax liabilities	(3.2)	0.1	(3.1)

	Netadmitted deferred tax asset/liability	–	–	–

		12/31/2023	12/31/2022

(3)	Threshold

	(a) Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	578%	714%

	(b) Amount of Total Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation Amount	559.5	702.5

	12/31/2023			12/31/2022
	(1)	(2)	(1+2)	(3)	(4)	(3+4)
	Ordinary	Capital	Total	Ordinary	Capital	Total

(4) Impact of Tax Planning Strategies

(a) Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage
1. Adjusted Gross DTAs Amount from Note 9 1 (c)	$77.2	$0.1	$77.3	$80.4	$–	$80.4
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	100.0%	0.0%	100.0%	100.0%	0.0%	100.0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9 A1 (e)	$77.2	$0.1	$77.3	$80.4	$–	$80.4
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	100.0%	0.0%	100.0%	100.0%	0.0%	100.0%

27

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

9.	Federal Income Taxes (continued)

	Change
	(5)	(6)
	(Col 1-3)	(Col 2-4)	(5+6)
	Ordinary	Capital	Total
	($ in millions)
1. Adjusted Gross DTAs Amount from Note 9 1 (c)	($3.2)	$0.1	($3.1)

2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	0.0%	0.0%	0.0%

3. Net Admitted Adjusted Gross DTAs Amount from Note 9 A1 (e)	($3.2)	$0.1	($3.1)

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted because of the Impact of Tax Planning Strategies	0.0%	0.0%	0.0%

(b) Do the Company’s tax-planning strategies include the use of reinsurance?	Yes	(X )	No

The application of SSAP No.101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. The Company has evaluated all negative and positive evidence, including the 3-year cumulative loss, future reversing taxable temporary differences, and other objectively verifiable future sources of income to estimate whether sufficient future taxable income will be generated to permit the use of its existing deferred tax assets. On the basis of this evaluation, the Company has recorded an additional valuation allowance of $40.2 million against its net deferred tax asset as of December 31, 2023. The Company will continue to analyze the valuation allowance on a quarterly basis.

The Company has no unrecognized deferred tax liabilities as of December 31, 2023 and December 31, 2022.

Significant components of income taxes incurred and the changes in DTAs and DTLs are as follows:

	12/31/2023	12/31/2022	Change
	($ in millions)

(1). Current Income Tax Expense:

(a) Federal tax expense	$–	$–	$–

(b) Foreign tax expense (benefit) on operating earnings	–	–	–

(c) Subtotal	–	–	–

(d) Federal tax expense (benefit) on net realized capital gains (losses)	–	–	–

(e) Utilization of capital loss carry forwards	–	–	–

(f) Other	–	–	–

(g) Total federal and foreign income tax expense (benefit)	$–	$–	$–

Deferred income tax assets and liabilities consist of the following major components:

(2). Deferred tax assets:

(a) Ordinary

(1) Policy Reserves	55.3	22.9	32.4

(2) Pension Accruals	12.1	27.8	(15.7)

(3) NOLs	77.7	37.8	40.0

(4) Deferred Acquisition Costs	3.5	3.6	(0.1)

(5) Fixed Assets	66.2	52.3	13.9

(6) Investments	63.0	68.7	(5.7)

(7) Compensations & Benefit Accruals	–	19.2	(19.2)

(8) Intangibles	7.8	26.1

(9) Other assets—nonadmitted	13.3	8.2	5.1

(10) Other (including items <5% of total ordinary tax assets)(a)	9.8	12.9	(3.1)

Gross ordinary deferred tax assets	$308.6	$279.4	$29.2

28

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

9.	Federal Income Taxes (continued)

	12/31/2023	12/31/2022	Change
	($ in millions)

(b) Statutory valuation allowance adjustment	(231.4)	(199.0)	(32.4)

(c) Nonadmitted ordinary DTA’s	–	–	–

(d) Admitted ordinary DTA’s (2a-2b-2c)	$77.2	$80.4	$(3.2)

(e) Capital

(1) Trade Name	10.9	10.9	–

(2) Capital Loss Carryforwards	7.8	–	–

(3) Other	1.7	1.7	0.1

Total capital DTA’s	$20.5	$12.6	$7.9

(f) Statutory valuation allowance adjustment	(20.4)	(12.6)	(7.8)

(g) Nonadmitted capital DTA’s	–	–	–

(h) Admitted capital DTA’s (2e-2f-2g)	0.1	0.0	0.1

(i) Admitted DTA’s (2d + 2h)	$77.3	$80.4	$(3.1)

(3). Deferred tax liabilities:

(a) Ordinary

(1) Investments—Market Discount	(1.7)	(2.9)	1.2

(2) Policyholder Reserves	(1.3)	(1.9)	0.6

(3) Capitalized Consulting Fees	(1.9)	(3.7)	1.7

(4) Compensations & Benefit Accruals	(0.5)	–	(0.5)

Other (including items <5% of total ordinary tax

(5) liabilities)	(0.4)	(0.7)	0.3

Total Ordinary DTL’s	$(5.9)	$(9.1)	$3.2

(b) Capital

(1) Unrealized capital gains	(0.1)	–	(0.1)

(2) Other	–	–	0.1

Total Capital DTL’s	$(0.1)	$–	$–

(c) Total DTL’s (3a + 3b)	$(6.0)	$(9.1)	$3.1

(4). Net DTA (DTL) (2i—3c)	$71.3	$71.3	$–

The change in net deferred income taxes between December 31, 2023 and December 31, 2022 is composed of the following (this analysis is exclusive of nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

	12/31/2023	12/31/2022	Change

Total deferred tax assets	$329.1	$292.0	$37.1

Total deferred tax liabilities	$(6.0)	$(9.1)	$3.1

Net deferred tax assets/liabilities.	$323.0	$282.9	$40.1

Statutory valuation allowance	$(251.8)	$(211.6)	$(40.2)

Net deferred tax assets after valuation allowance	$71.2	$71.3	$(0.1)

Tax effect of unrealized gains/(losses)	$0.1	$(1.6)	$1.7

Statutory valuation allowance on unrealized		$1.6	$(1.6)

Change in net deferred income tax (expense)/benefit	$71.3	$71.3	$(0.0)

29

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

9.	Federal Income Taxes (continued)

E. Carryforwards, Recoverable Taxes and IRC 6603 Deposits

		12/31/2023	12/31/2022	Change

(1)	The Company had Net Operating Losses of:	$369.8	$180.1	$189.8

(2)	The Company had Capital Loss Carryforwards of:	$37.2	$–	$37.2

(3)	The Company had Foreign Tax Credit Carryforwards of:	$–	$–	$–

There are no ordinary income taxes available for recoupment in the event of future net losses as a result of the Tax Cuts and Jobs Act removing the operating loss deduction carryback. There are no capital taxes paid available for recoupment in prior years.

(3)	Deposits admitted under IRC 6603

The aggregate amounts of deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code was zero as of December 31, 2023

(4) As of December 31, 2023, the Company had the following net operating loss carryforwards (in millions):

Year Incurred	Net Operating Losses	Year of Expiration
12/31/2009	$30.9	2024
12/31/2010	$16.8	2025
12/31/2011	$16.8	2026
12/31/2012	$21.8	2027
12/31/2013	$26.6	2028
12/31/2015	$1.8	2030
12/31/2016	$45.0	2031
12/31/2017	$29.2	2032
12/31/2018	$46.7	No Expiration
12/31/2023	$134.2	No Expiration

Total	$369.8

As of December 31, 2023, the Company had the following net capital loss carryforwards (in millions):

Year Incurred	Net Capital Losses	Year of Expiration
12/31/2023	$37.2	2028

Total	$37.2

Federal Income Tax Allocation

The Company will file a consolidated tax return with TruSpire Retirement Insurance Company for the year ended December 31, 2023. Under the Tax Sharing Agreement, current tax is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income(loss), net operating losses or other tax attributes contribute to or reduce federal tax expense.

The Company has $0 tax contingencies under SSAP No. 5R as of December 31, 2023 and December 31, 2022.

The Company’s Federal Income Tax Returns for fiscal years 2020 through 2022 remain open to examination.

30

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

9.	Federal Income Taxes (continued)

On August 16, 2022, President Biden signed into law the Inflation Reduction Act (the “Act”). The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on the Adjusted Financial Statement Income (“AFSI”) of an applicable corporation with average adjusted statement income in excess of $1 billion for the three-prior year to tax years beginning after December 31, 2022. The tax is effective for tax years beginning after 2022.

The Company has determined as of December 31, 2023, that it does not expect to be liable for CAMT in 2023 and does not recognize any CAMT credit DTA.

10.	Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 4) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Bonds and Notes and Common Stock – Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization. Common stock amounts exclude investments in mutual funds as these are reported at Net Asset Value.

Cash, Cash Equivalents and Short-Term Investments – The carrying value for cash, cash equivalents approximates fair values due to the short-term maturities of these instruments. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less.

Guaranteed Funds Transferable – Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Privately managed investments – privately managed investments are stated at our underlying share of the U.S. GAAP equity of the investee on a quarter lag, which approximates fair value.

Policy Loans – The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

11.	Unconsolidated Subsidiaries

The Company’s unconsolidated subsidiary operations include financial service and real estate related activities. At December 31, 2023, subsidiary assets, liabilities and revenues were $456.5 million, $69.6 million and $111.4 million, respectively. At December 31, 2022, subsidiary assets, liabilities and revenues were $386.8 million, $41.0 million and $103.9 million, respectively. In accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the investments in the unconsolidated subsidiaries are carried at audited equity as calculated in accordance with U.S. GAAP.

31

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

10.	Fair Value of Financial Instruments (continued)

The Company has incurred operating and investment-related expenses in connection with the use of its personnel and property on behalf of its subsidiaries. During 2023, 2022, and 2021, operating expenses of $5.7 million, $4.3 million, and $5.0 million respectively, and investment related expenses of $3.7 million, $4.2 million, and $6.0 million in 2023, 2022, and 2021, respectively, were allocated to its subsidiaries.

12.	Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (“Statutory Accounting”), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading, whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity, whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

GAAP requires that unrealized gains and losses arising from the change in fair value of equity securities be reflected as a component of investment income whereas for statutory accounting unrealized gains and losses are reflected as a component of the change in surplus.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, if realized capital losses exceed realized capital gains accumulated in the IMR, then the accumulated balance is removed from the statement of financial condition by a direct charge to surplus.

A general formula-based AVR is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

32

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

12.	Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (continued)

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Under GAAP, mortality and morbidity assumptions are based on Company experience.

Under statutory accounting practices, reserves are reported net of ceded reinsurance; under GAAP, reserves are reported gross with a corresponding reinsurance recoverable.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Statements of Cash Flow

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

13.	Reconciliation to Annual Statement

After the filing of the Company’s Annual Statement as of December 31, 2023, it was determined that certain reclassifications that were required in the statutory financial statements that affect Policy loans, Other assets, Loss and loss adjustment expense reserve, and Other liabilities. The following is a reconciliation of amounts previously reported in the Company’s 2023 Annual Statement to the amounts reported in the accompanying statutory financial statements.

Statement of Financial Position

Assets as reported in the Company’s annual statement	$24,074,666,456

Policy Loans	($27,911,639)

Other assets	($10,779,488)

Assets as reported in the accompanying Statement of Financial Position	$24,035,975,329

Liabilities as reported in the Company’s annual statement	$23,551,869,510

Loss and loss adjustment expense reserve	($10,779,488)

Other liabilities	($27,911,639)

Liabilities as reported in the accompanying Statement of Financial Position	$23,513,178,383

33

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO STATUTORY

FINANCIAL STATEMENTS (CONTINUED)

12.	Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (continued)

The above reclassifications for 2023 also impacted cash flows between investing and financing activities on the cash flow statement. There were no reconciling items for year-ended December 31, 2022 and 2021.

14.	Subsequent Events

The Company has evaluated subsequent events through April 30, 2024, the date the financial statements were available to be issued, and no events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure in the accompanying financial statements.

34

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Copy of the resolution of the depositor establishing the registrant.

(b)	Custodial Agreement, dated September 10, 2020, by and between Mutual of America Life Insurance Company and Mid Atlantic Trust Company.

(c)	Agreement by and between Mutual of America Life Insurance Company and Mutual of America Securities LLC, dated September 30, 2020.

(d)(1)(i)	Form of Individual Retirement Annuity Contract.

(d)(1)(ii)	Form of SEP Individual Retirement Annuity Contract.

(d)(1)(iii)	Form of SIMPLE Individual Retirement Annuity Contract.

(d)(1)(iv)	Form of ROTH Individual Retirement Annuity Contract.

(d)(1)(v)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(vi)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(vii)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(viii)	Form of Individual Retirement Annuity Contract Amendment.

(d)(1)(ix)	Form of Individual ROTH Annuity Contract Amendment.

(d)(1)(x)	Form of Inherited Individual Retirement Annuity Contract.

(d)(2)(i)	Form of Flexible Premium Deferred Annuity Contract.

(d)(2)(ii)	Form of Flexible Premium Annuity Contract Amendment.

(e)(1)	Form of Application for Individual Retirement Annuity Contract (IRA Application).

(e)(2)	Form of Application for Flexible Premium Deferred Annuity Contract (Individual (Non-IRA) Application).

(f)(1)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010.

(f)(2)	Bylaws of Mutual of America Life Insurance Company.

(g)	Not Applicable.

(h)(1)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001.

(h)(1)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007.

(h)(1)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007.

(h)(2)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988.

(h)(2)(ii)	Amendment No. 1 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989.

(h)(2)(iii)	Amendment No. 2 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000.

(h)(2)(iv)	Amendment No. 3 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002.

(h)(2)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007.

(h)(2)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004.

(h)(2)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012.

(h)(2)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017.

(h)(2)(ix)	Fund Participation Agreement between Mutual of America Life Insurance Company and Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Financial Investments Corporation, dated as of April 29, 2024.

(h)(3)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012.

(h)(3)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(3)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016.

(h)(3)(iv)	Amendment to Amended and Restated Participation Agreement by and between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Mutual of America Life Insurance Company, dated as of March 15, 2023.

(h)(4)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001.

(h)(4)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007.

(h)(4)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016.

(h)(4)(iv)	Shared Funding Agreement by and Calvert Variable Products, Inc. and Calvert Variable Series, Inc., Eaton Vance Distributors, Inc., and Mutual of America Life Insurance Company, as of September 19, 2019.

(h)(5)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(5)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007.

(h)(5)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017.

(h)(6)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005.

(h)(6)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007.

(h)(6)(iii)	Participation Agreement by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., and Mutual of America Life Insurance Company, dated as of May 2, 2019.

(h)(7)(i)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013.

(h)(7)(ii)	Amendment No. 1 to Participation Agreement by and among Mutual of America Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.

(h)(8)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013.

(h)(9)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013.

(h)(9)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013.

(h)(10)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018.

(h)(10)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018.

(h)(10)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018.

(h)(11)	Fund Participation Agreement among Mutual of America Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated as of April 18, 2019.

(h)(12)(i)	Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(12)(ii)	Amendment to Fund Participation Agreement between Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and Mutual of America Life Insurance Company, dated as of March 11, 2020.

(h)(13)	Participation Agreement among Victory Variable Insurance Funds, Victory Capital Management Inc., Victory Capital Advisers, Inc., and Mutual of America Life Insurance Company, dated as of April 5, 2019.

(h)(14)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. LLC, and Mutual of America Life Insurance Company, dated as of April 23, 2019.

(h)(15)	Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Mutual of America Life Insurance Company dated as of May 9, 2023.

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and consent of counsel as to the legality of the securities being registered.

(l)(1)(i)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (to be filed herewith)

(l)(1)(ii)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (to be filed herewith)

(l)(2)(a)(i)	Powers of Attorney of Directors.

(l)(2)(a)(ii)	Power of Attorney of Director

(l)(2)(b)	Powers of Attorney of Officers

(m)	Not Applicable.

(n)	Not Applicable.

(o)(1)	Initial Summary Prospectus for New Investors of IRA Contracts.

(o)(2)	Initial Summary Prospectus for New Investors of FPA Contracts.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
Matthew Adams
Rosemary T. Berkery	Director
Gwendolyn Hatten Butler	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Maurine A. Haver	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
Paula A. Price	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Christopher Bailey	Executive Vice President, Sales Operations
Simpa Baiye	Executive Vice President and Chief Actuary
Leah Berry	Senior Vice President, Controller
Tanisha L. Cash	Senior Vice President, Human Resources
Thomas Ciociano	Senior Vice President, Corporate Financial Services
John P. Clare	Senior Vice President, Corporate and Operational Communications
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Head of Human Resources
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Debra Cruz	Senior Vice President, Customer Experience Management
Nicholas S. Curabba	Senior Vice President, Associate General Counsel and Corporate Secretary
Jason D’Angelo	Executive Vice President and General Counsel
Jeffrey W. Donaldson	Senior Executive Vice President, Head of Technology and Chief Digital Officer
Tara Favors	Executive Vice President and Chief Human Resources Officer
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Neal S. Goldstein	Executive Vice President and Chief Technology Officer
Aferdita Gutierrez	Executive Vice President, Treasurer
Joseph Hummel	Executive Vice President, External Affairs
Thomas Isenberg	Senior Vice President, Administrative Operations
Richard Jacobs	Senior Vice President and Chief Information Security Officer
Alison J. Kelly	Senior Vice President and Associate General Counsel
Lydia Kieser	Senior Vice President, Application Services
Andrew Kramer	Senior Vice President, Client Services
Lisa M. Loughry	Executive Vice President, National Accounts

Name and Principal Business Address*	Positions and Offices With Depositor
Jenny Lum	Senior Vice President and Head of Benefits
Dennis McManus	Senior Vice President, Head of Recordkeeping
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Shannon Moriarty	Executive Vice President, Administrative Operations
1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598
Thomasin R. Mullen	Executive Vice President, Corporate and Marketing Communications
Stephen P. Nolan	Senior Vice President, Operations
Paul O’Hara	Senior Vice President, Research and Competition
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
Steven G. Sacchi	Senior Vice President, Procurement and Corporate Insurance
William Sample	Senior Vice President and Corporate Actuary
Sonia Samuels	Executive Vice President and Chief Information Officer
Susan Schneider	Senior Vice President, Head of Compensation and Data Analytics
Brian Q. Severin	Senior Executive Vice President, Chief Marketing Officer
Subhang Shah	Executive Vice President and Deputy Chief Information Officer
Brie Steingarten	Senior Vice President and Associate General Counsel
Andre Stuart	Senior Vice President, Retirement Plan Solutions
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company,

•	320 Park Analytics LLC, a Delaware limited liability company, and

•	Mutual of America Insurance Agency LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns a significant portion of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Item 30. Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chubb, with excess coverage by CNA, AIG, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by AIG, with excess coverage by Chubb and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Item 31. Principal Underwriters

(a) Mutual of America Securities LLC (“Securities LLC”), the principal underwriter of the Registrant, also acts as principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, Mutual of America Variable Insurance Portfolios, Inc., and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b) The name, principal business address and position of each senior officer and manager of Securities LLC are as follows:

Board of Managers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	Chairman
Christoper Bailey	Manager
Chris W. Festog	Manager
Joseph Gaffoglio	Manager

Officers

Name and Principal Business Address*	Positions and Offices With Securities LLC
Brian Q. Severin	President and Chief Executive Officer
Brie Steingarten	General Counsel and Secretary
Christopher Bailey	Executive Vice President, Sales Operations
Kyle Medlin	Senior Vice President and Chief Compliance Officer
Michelle A. Rozich	Executive Vice President, Enterprise Risk Management and Internal Auditor
David R. Brandt	Financial and Operations Principal (FINOP), Principal Financial Officer (PFO) and Principal Operations Officer (POO)
Amy Latkin	Assistant Secretary

*	The business address of all officers is 320 Park Avenue, New York, New York 10022-6839. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

(c) The principal underwriter receives no commissions from the registrant for its services in distributing the variable insurance contracts. Pursuant to a Distribution Agreement between Securities LLC and the Depositor, the Depositor covers the expenses incurred by Securities LLC to distribute the Contracts.

Item 32. Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained with its custodian, Brown Brothers Harriman & Co. at 50 Post Office Square, Boston, MA 02110, or with its transfer agent, FIS at 4249 Easton Way, Suite 400, Columbus, OH 43219.

Item 33. Management Services.

Not applicable.

Item 34. Fee Representation

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 30th of April, 2024.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Jason D’Angelo
Jason D’Angelo
Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2024.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and
Chief Financial Officer
(Chief Accounting Officer)

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2024.

	Signatures	Title

	*	Chairman of the Board, President and Chief Executive Officer
John R. Greed

	*	Director
Matthew Adams

	*	Director
Rosemary T. Berkery

	*	Director
Gwendolyn Hatten Butler

	*	Director
Kimberly A. Casiano

	*	Director
Wayne A. I. Frederick, M.D.

	*	Director
Maurine A. Haver

	*	Director
Robert J. McGuire

	*	Director
Roger B. Porter, Ph.D.

	*	Director
Paula A. Price

	*	Director
Dennis J. Reimer

*By:	/s/ Jason D’Angelo
Jason D’Angelo
Attorney-in-Fact